SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 10                   [X]
                              (File No. 333-42257)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                Amendment No. 26                        [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on April 30, 2004 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


APRIL 30, 2004


IDS LIFE OF NEW YORK


SUCCESSION SELECT VARIABLE LIFE INSURANCE


AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
           20 Madison Avenue Extension
           Albany, NY 12203

           Telephone: (800) 541-2251

           Web site address: americanexpress.com

           IDS LIFE OF NEW YORK ACCOUNT 8

This prospectus contains information about the life insurance policy that you should know before investing in IDS Life of New York Succession Select(SM) Variable Life Insurance (Succession Select - NY).


The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:


-  A fixed account to which we credit interest.

-  Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-  Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                                     3
   Policy Benefits                                                            3
   Policy Risks                                                               5
   Fund Risks                                                                 7
FEE TABLES                                                                    7
   Transaction Fees                                                           7
   Charges Other than Fund Operating Expenses                                 7
   Annual Operating Expenses of the Funds                                     9
LOADS, FEES AND CHARGES                                                      12
   Premium Expense Charge                                                    12
   Monthly Deduction                                                         12
   Surrender Charge                                                          13
   Partial Surrender Charge                                                  13
   Mortality and Expense Risk Charge                                         14
   Transfer Charge                                                           14
   Annual Operating Expenses of the Funds                                    14
   Effect of Loads, Fees and Charges                                         14
   Other Information on Charges                                              14
IDS LIFE OF NEW YORK                                                         14
THE VARIABLE ACCOUNT AND THE FUNDS                                           14
   Relationship Between Funds and Subaccounts                                22
   Substitution of Investments                                               22
   Voting Rights                                                             23
THE FIXED ACCOUNT                                                            23
PURCHASING YOUR POLICY                                                       23
   Application                                                               23
   Premiums                                                                  24
POLICY VALUE CREDITS                                                         24
POLICY VALUE                                                                 25
   Fixed Account                                                             25
   Subaccounts                                                               25
KEEPING THE POLICY IN FORCE                                                  26
   Minimum Initial Premium Period                                            26
   Death Benefit Guarantee                                                   26
   Grace Period                                                              26
   Reinstatement                                                             27
   Exchange Right                                                            27
PROCEEDS PAYABLE UPON DEATH                                                  27
   Change in Death Benefit Option                                            28
   Changes in Specified Amount                                               28
   Misstatement of Age or Sex                                                29
   Suicide                                                                   29
   Beneficiary                                                               29
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                          29
   Restrictions on Transfers                                                 29
   Fixed Account Transfer Policies                                           30
   Minimum Transfer Amounts                                                  30
   Maximum Transfer Amounts                                                  30
   Maximum Number of Transfers Per Year                                      30
   Automated Transfers                                                       30
   Automated Dollar-Cost Averaging                                           31
   Asset Rebalancing                                                         31
POLICY LOANS                                                                 32
   Minimum Loan Amounts                                                      32
   Maximum Loan Amounts                                                      32
   Allocation of Loans to Accounts                                           32
   Repayments                                                                32
   Overdue Interest                                                          32
   Effect of Policy Loans                                                    32
POLICY SURRENDERS                                                            32
   Total Surrenders                                                          32
   Partial Surrenders                                                        33
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER                            33
PAYMENT OF POLICY PROCEEDS                                                   34
   Payment Options                                                           33
   Deferral of Payments                                                      34
FEDERAL TAXES                                                                35
   IDS Life of New York's Tax Status                                         35
   Taxation of Policy Proceeds                                               35
   Modified Endowment Contracts                                              37
   Other Tax Considerations                                                  37
   Split Dollar Arrangements                                                 38
DISTRIBUTION OF THE POLICY                                                   39
LEGAL PROCEEDINGS                                                            39
POLICY ILLUSTRATIONS                                                         40
KEY TERMS                                                                    42
FINANCIAL STATEMENTS                                                         43


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

   POLICY BENEFIT                    WHAT IT MEANS                                  HOW IT WORKS
DEATH BENEFIT       We will pay a benefit to the beneficiary of      The relationship between the policy value
                    the policy when both insureds have died.         and the death benefit depends on which of
                    Before the youngest insured's attained           two death benefit options you choose:
                    insurance age 100, your policy's death benefit
                    on the last surviving insured's death can        -  OPTION 1 (LEVEL AMOUNT): The death
                    never be less than the specified amount unless      benefit on the date of the last
                    you change that amount or your policy has           surviving insured's death is the
                    outstanding indebtedness.                           greater of the specified amount or a
                                                                        percentage of policy value.

                                                                     -  OPTION 2 (VARIABLE AMOUNT): The death
                                                                        benefit on the date of the last
                                                                        surviving insured's death is the
                                                                        greater of the specified amount plus
                                                                        the policy value, or a percentage of
                                                                        policy value.

                                                                     You may change the death benefit option or
                                                                     specified amount within certain limits,
                                                                     but doing so generally will affect policy
                                                                     charges.

                                                                     On or after the youngest insured's
                                                                     attained insurance age 100, the death
                                                                     benefit of the last surviving insured will
                                                                     be the greater of:

                                                                     -  the policy value on the date of death
                                                                        of the last surviving insured minus any
                                                                        indebtedness on the date of the death
                                                                        of the last surviving insured; or

                                                                     -  the policy value of the youngest
                                                                        insured's age 100 minus any
                                                                        indebtedness on the date of the last
                                                                        surviving insured's death.

OPTIONAL INSURANCE  You may add optional benefits to your policy     AVAILABLE RIDERS YOU MAY ADD:
BENEFITS            at an additional cost, in the form of riders
                    (if you meet certain requirements). The          -  FOUR-YEAR TERM INSURANCE RIDER (FYT):
                    amounts of these benefits do not vary with          FYT provides a specifed amount of term
                    investment experience of the variable account.      insurance. The FYT death benefit is
                    Certain restrictions apply and are clearly          paid if both insureds die during the
                    described in the applicable rider.                  first four policy years.

                                                                     -  POLICY SPLIT OPTION RIDER (PSO): PSO
                                                                        permits a policy to be split into two
                                                                        individual permanent plans of life
                                                                        insurance then offered by us for
                                                                        exchange, one on the life of each
                                                                        insured, upon the occurrence of a
                                                                        divorce of the insureds or certain
                                                                        changes in federal estate tax law. (See
                                                                        "Federal Taxes.")

                                                                     -  SURVIVOR TERM INSURANCE RIDER (STR):
                                                                        STR provides a level, term death
                                                                        benefit payable upon the death of the
                                                                        last surviving insured before the
                                                                        youngest insured's attained insurance
                                                                        age 100.

MINIMUM INITIAL     Your policy will not lapse (end without          MINIMUM INITIAL PREMIUM PERIOD: A period
GUARANTEE PERIOD    value) if the Minimum Initial Premium            of time during the early years of the
AND DEATH BENEFIT   Period or any of the DBG option is in            policy when you may choose to pay the
GUARANTEE (DBG)     effect, even if the cash surrender               minimum initial premium as long as the
                    value is less than the amount needed to          policy value minus indebtedness equals
                    pay the monthly deduction.                       or exceeds the monthly deduction.

                                                                     DEATH BENEFIT GUARANTEE: The policy has
                                                                     the following DBG option which remains in
                                                                     effect if you meet certain premium
                                                                     requirements and indebtedness does not
                                                                     exceed the policy value minus surrender
                                                                     charges:

                                                                     -  DEATH BENEFIT GUARANTEE TO AGE 100
                                                                        (DBG-100) guarantees the policy will
                                                                        not lapse before the youngest insured's
                                                                        attained insurance age 100.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

   POLICY BENEFIT                    WHAT IT MEANS                                  HOW IT WORKS
FLEXIBLE PREMIUMS   You choose when to pay premiums and how much     When you apply for your policy, you state
                    premium to pay.                                  how much you intend to pay and whether you
                                                                     will pay quarterly, semiannually or
                                                                     annually. You may also make additional,
                                                                     unscheduled premium payments subject to
                                                                     certain limits. You cannot make premium
                                                                     payments on or after the youngest
                                                                     insured's attained insurance age 100. We
                                                                     may refuse premiums in order to comply
                                                                     with the Code. Although you have
                                                                     flexibility in paying premiums, the amount
                                                                     and frequency of your payments will affect
                                                                     the policy value, cash surrender value and
                                                                     the length of time your policy will remain
                                                                     in force as well as affect whether the DBG
                                                                     remains in effect.

POLICY VALUE        You may receive a credit to your policy value    If you have met certain premium
CREDITS             beginning in the second policy year.             requirements, we currently credit the
                                                                     policy value on a pro rata basis with an
                                                                     amount equal on an annual basis to .15% of
                                                                     the policy value. We reserve the right to
                                                                     change the credit percentage. No minimum
                                                                     credit is guaranteed. We reserve the right
                                                                     to calculate and apply the policy value
                                                                     credit on a monthly, quarterly, semiannual
                                                                     or annual basis as we determine.

RIGHT TO EXAMINE    You may return your policy for any reason and    You may mail or deliver the policy to our
YOUR POLICY         receive a full refund of all premiums paid.      home office or to your sales
("FREE LOOK")                                                        representative with a written request for
                                                                     cancellation by the 20th day after you
                                                                     receive it. On the date your request is
                                                                     postmarked or received, the policy will
                                                                     immediately be considered void from the
                                                                     start.

                                                                     Under our current administrative practice,
                                                                     your request to cancel the policy under
                                                                     the "Free Look" provision will be honored
                                                                     if received at our home office within 30
                                                                     days from the latest of the following
                                                                     dates:

                                                                     -  The date we mail the policy from our
                                                                        office.

                                                                     -  The policy date (only if the policy is
                                                                        issued in force).

                                                                     -  The date your sales representative
                                                                        delivers the policy to you as evidenced
                                                                        by our policy delivery receipt, which
                                                                        you must sign and date.

                                                                     We reserve the right to change or
                                                                     discontinue this administrative practice
                                                                     at any time.

EXCHANGE RIGHT      For two years after the policy is issued, you    Because the policy itself offers a fixed
                    can exchange it for one that provides            return option, all you need to do is
                    benefits that do not vary with the investment    transfer all of the policy value in the
                    return of the subaccounts.                       subaccounts to the fixed account. This
                                                                     exchange does not require our underwriting
                                                                     approval. We do not issue a new policy.
INVESTMENT CHOICES  You may direct your net premiums or
                    transfer your policy's value to:

                    -  THE VARIABLE ACCOUNT which consists of        -  UNDER THE VARIABLE ACCOUNT your
                       subaccounts, each of which invests in a          policy's value may increase or decrease
                       fund with a particular investment                daily, depending on the investment
                       objective; or                                    return. No minimum amount is
                                                                        guaranteed.

                    -  THE FIXED ACCOUNT which is our general        -  THE FIXED ACCOUNT earns interest rates
                       investment account.                              that we adjust periodically. This rate
                                                                        will never be lower than 4%.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

   POLICY BENEFIT                    WHAT IT MEANS                                  HOW IT WORKS
SURRENDERS          You may cancel the policy while it is in         The cash surrender value is the policy
                    force and receive its cash surrender value or    value minus indebtedness minus any
                    take a partial surrender out of your policy.     applicable surrender charges. Partial
                                                                     surrenders are available within certain
                                                                     limits for a fee.

LOANS               You may borrow against your policy's cash        Your policy secures the loan.
                    surrender value.

TRANSFERS           You may transfer your policy's value.            You may transfer policy value from one
                                                                     subaccount to another or between
                                                                     subaccounts and the fixed account. Certain
                                                                     restrictions may apply. You can also
                                                                     arrange for automated transfers among the
                                                                     fixed account and subaccounts.


POLICY RISKS


   POLICY RISK                       WHAT IT MEANS                                 WHAT CAN HAPPEN
INVESTMENT RISK     You direct your net premiums or transfer your    -  You can lose cash values due to adverse
                    policy's value to a subaccount that drops in        investment experience. No minimum
                    value.                                              amount is guaranteed under the
                                                                        subaccounts of the variable account.

                                                                     -  Your death benefit under Option 2 may
                                                                        be lower due to adverse investment
                                                                        experience.

                                                                     -  Your policy could lapse due to adverse
                                                                        investment experience if neither the
                                                                        Minimum Initial Guarantee Period nor
                                                                        the DBG is in effect and you do not pay
                                                                        the premiums needed to maintain
                                                                        coverage.

                    You transfer your policy's value between         -  The value of the subaccount from which
                    subaccounts.                                        you transferred could increase while
                                                                        the value of the subaccount to which
                                                                        you transferred could decrease.

RISK OF LIMITED     The policy is not suitable as a short-term       -  If you are unable to afford the
POLICY VALUES       investment.                                         premiums needed to keep the policy in
IN EARLY YEARS                                                          force for a long period of time, your
                                                                        policy could lapse with no value.

                    Your policy has little or no cash surrender      -  Surrender charges apply to this policy
                    value in the early policy years.                    for the first 15 policy years.
                                                                        Surrender charges can significantly
                                                                        reduce policy value. Poor investment
                                                                        performance can also significantly
                                                                        reduce policy values. During early
                                                                        policy years the cash surrender value
                                                                        may be less than the premiums you pay
                                                                        for the policy.

                    Your ability to take partial surrenders is       -  You cannot take partial surrenders
                    limited.                                            during the first policy year.

LAPSE RISK          You do not pay the premiums needed to            -  We will not pay a death benefit if your
                    maintain coverage.                                  policy lapses.

                    Your policy may lapse due to surrender           -  Surrender charges affect the surrender
                    charges.                                            value, which is a measure we use to
                                                                        determine whether your contract will
                                                                        enter a grace period (and possibly
                                                                        lapse). A partial surrender will reduce
                                                                        the policy value, will reduce the death
                                                                        benefit and may terminate the DBG.

                    You take a loan against your policy.             -  Taking a loan increases the risk that
                                                                        your policy will lapse, will have a
                                                                        permanent effect on the policy value,
                                                                        will reduce the death benefit and may
                                                                        terminate the DBG.

                    Your policy can lapse due to poor investment     -  Your policy could lapse due to adverse
                    performance.                                        investment experience if neither the
                                                                        Minimum Initial Premium Period nor the
                                                                        DBG is in effect and you do not pay
                                                                        premium needed to maintain coverage.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

   POLICY RISK                       WHAT IT MEANS                                 WHAT CAN HAPPEN
EXCHANGE/           You drop another policy to buy this one.         -  You may pay surrender charges on the
REPLACEMENT RISK                                                        policy you drop.

                                                                     -  This policy has surrender charges,
                                                                        which may extend beyond those in the
                                                                        policy you drop.

                                                                     -  You will be subject to new
                                                                        incontestability and suicide periods.

                                                                     -  You may be in a higher insurance
                                                                        risk-rating category now and you may
                                                                        pay higher premiums.

                    You use cash values or dividends from another    -  If you borrow from another policy to
                    policy to buy this one.                             buy this one, the loan reduces the
                                                                        death benefit on the other policy. If
                                                                        you fail to repay the loan and accrued
                                                                        interest, you could lose the other
                                                                        coverage and you may be subject to
                                                                        income tax if the policy ends with a
                                                                        loan against it.

                                                                     -  The exchange may have adverse tax
                                                                        consequences.

TAX RISK            Congress may change current tax law at any       -  You could lose any or all of the
                    time.                                               specific federal income tax attributes
                                                                        and benefits of a life insurance policy
                    The interpretation of current tax law is            including tax-deferred accrual of cash
                    subject to change by the Internal Revenue           values and income tax free death
                    Service (IRS) at any time.                          benefits.

                    The policy fails to qualify as life insurance    -  Earnings are taxable as ordinary
                    for federal income tax purposes.                    income. Your beneficiary may have to
                                                                        pay income tax on part of the death benefit.

                    Certain changes you make to the policy may       -  Federal income tax will apply to
                    cause it to become a "modified endowment            earnings on cash values taken from or
                    contract" for federal income tax purposes.          assigned under a modified endowment
                                                                        contract. Earnings come out first on
                                                                        surrenders from or assignment of a
                                                                        modified endowment contract. If you are
                                                                        under age 59 1/2, a 10% penalty tax also
                                                                        may apply to these earnings.

                    The IRS determines that you, not the Variable    -  You may be taxed on the income of each
                    Account, are the owner of the fund shares held      subaccount to the extent of your
                    by our Variable Account.                            investment.

                    You buy this policy to fund a tax-deferred       -  The tax-deferred accrual of cash values
                    retirement plan.                                    provided by the policy is unnecessary
                                                                        because tax deferral is provided by the
                                                                        tax-deferred retirement plan.

                    Your policy is not a modified endowment          -  You will be taxed on any earnings
                    contract and it lapses or is fully surrendered      generated in the contract -- earnings
                    with an outstanding policy loan.                    in policy cash value and earnings
                                                                        previously taken via existing loans. It
                                                                        could be the case that a policy with a
                                                                        relatively small existing cash value
                                                                        could have significant earnings that
                                                                        will be taxed upon lapse or surrender
                                                                        of the policy.



Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

LIMITATIONS ON USE OF POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium. We may also be required to block an owner's access to policy values. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


     CHARGE                    WHEN CHARGE IS DEDUCTED                          AMOUNT DEDUCTED
PREMIUM EXPENSE     When you pay premium.                            3.5% of each premium payment.
CHARGE

SURRENDER CHARGE*   When you surrender your policy for its full      RATE PER $1,000 OF THE INITIAL SPECIFIED
                    cash surrender value, or the policy lapses,      AMOUNT:
                    during the first 15 policy years.
                                                                     MINIMUM: $1.81 -- Female, Standard
                                                                     Nonsmoker, Age 15; Male, Standard
                                                                     Nonsmoker, Age 90

                                                                     MAXIMUM: $34.51 -- Female, Nonsmoker, Age
                                                                     70; Male, Nonsmoker, Age 70

                                                                     REPRESENTATIVE INSUREDS: $23.41 -- Male,
                                                                     Standard Nonsmoker, Age 60; Female,
                                                                     Standard Nonsmoker, Age 60

PARTIAL SURRENDER   When you surrender part of the value of your     The lesser of:
CHARGE              policy.
                                                                     $25; or

                                                                     2% of the amount surrendered.

TRANSFER CHARGE     Upon transfer, if we impose a limit of five      MAXIMUM: Up to $25 per transfer in excess
                    transfers per year by mail or phone per policy   of five.
                    year.
                                                                     CURRENT: No charge.

FEES FOR EXPRESS    When we pay policy proceeds by express mail      $15 -- United States
MAIL AND WIRE       or wire transfer.
TRANSFERS OF LOAN                                                    $30 -- International
PAYMENTS AND
SURRENDERS


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES


     CHARGE                    WHEN CHARGE IS DEDUCTED                          AMOUNT DEDUCTED
COST OF INSURANCE   Monthly.                                         MONTHLY RATE PER $1,000 OF NET AMOUNT AT
CHARGES+                                                             RISK:

                                                                     MINIMUM: $.00006 -- Female, Standard, Age
                                                                     15; Female, Standard, Age 15: Duration 1

                                                                     MAXIMUM: $83.33 -- Male, Smoker, Age 85;
                                                                     Male, Smoker, Age 90: Duration 15

                                                                     REPRESENTATIVE INSUREDS: $.0075 -- Male,
                                                                     Standard Nonsmoker, Age 60; Female,
                                                                     Standard, Nonsmoker, Age 60: Duration 1

POLICY FEE          Monthly.                                         MAXIMUM:

                                                                     -  $20 per month for first 10 policy
                                                                        years; and

                                                                     -  $7.50 per month for policy years 11+

                                                                     CURRENT:

                                                                     -  $20 per month for the first 10 policy
                                                                        years.



+ This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

     CHARGE                    WHEN CHARGE IS DEDUCTED                          AMOUNT DEDUCTED
ADMINISTRATIVE      Monthly.                                         MONTHLY RATE PER $1,000 OF INITIAL SPECIFIED AMOUNT:
CHARGE+
                                                                     MAXIMUM:

                                                                     Years 1-10 $.07

                                                                     Years 11+ $.02

                                                                                        YOUNGEST INSURED'S AGE
                                                                          PER $1,000 OF INITIAL SPECIFIED AMOUNT PER MONTH

                                                                                       15-39        40-59         60+
                                                                                       -----        -----         ---
                                                                     YEARS 1-10         $.04        $.005        $.06

                                                                     YEARS 11+          $.00         $.00        $.00

                                                                     REPRESENTATIVE INSUREDS: Male, Standard
                                                                     Nonsmoker, Age 60; Female, Standard,
                                                                     Nonsmoker, Age 60

                                                                     Years 1-10 $.06

                                                                     Years 11+ $.00

MORTALITY AND       Daily.                                           MAXIUMUM:
EXPENSE RISK
CHARGE                                                               -  .90% of the average daily net asset
                                                                        value of the subaccounts for all policy
                                                                        years.

                                                                     CURRENT:

                                                                     -  .90% of the average daily net asset
                                                                        value of the subaccounts for policy
                                                                        years 1-10; and

                                                                     -  .45% of the average daily net asset
                                                                        value of the subaccounts for policy
                                                                        years 11+.

INTEREST RATE ON    Charged daily and due at the end of              MAXIMUM: 6% per year.
LOANS               the policy year.
                                                                     CURRENT:

                                                                     -  6% for policy years 1-10;

                                                                     -  4% for policy years 11+.

FOUR-YEAR TERM      Monthly.                                         MONTHLY RATE PER $1,000 OF THE COST OF INSURANCE
INSURANCE RIDER                                                      AMOUNT:
(FYT)+**
                                                                     MINIMUM: $.00006 -- Female, Standard, Age
                                                                     15; Female, Standard, Age 15; Duration 1

                                                                     MAXIMUM: $18.51 -- Male, Smoker, Age 85;
                                                                     $18.51 -- Male, Smoker, Age 90: Duration 4

                                                                     REPRESENTATIVE INSUREDS: $.0075 -- Male,
                                                                     Standard Nonsmoker, Age 60; Female,
                                                                     Standard Nonsmoker, Age 60: Duration 1

POLICY SPLIT OPTION Monthly.                                         Monthly rate is $.06 per $1,000 of the
RIDER (PSO)                                                          current base policy specified amount plus
                                                                     the STR specified amount.

SURVIVOR TERM       Monthly.                                         MONTHLY RATE PER $1,000 OF THE COST OF
RIDER (STR) +***                                                     INSURANCE AMOUNT:

                                                                     MINIMUM: $.00006 -- Female, Standard
                                                                     Nonsmoker, Age 15; Female, Standard
                                                                     Nonsmoker, Age 15; Duration 1

                                                                     MAXIMUM: $83.33 -- Male, Smoker, Age 75;
                                                                     $83.33 -- Male, Smoker, Age 75; Duration
                                                                     25

                                                                     REPRESENTATIVE INSUREDS: $.0075 -- Male,
                                                                     Standard Nonsmoker, Age 60 and $.0044 -
                                                                     Female, Standard, Nonsmoker, Age 60;
                                                                     Duration 1



  + This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.

 ** This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
*** The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                  MINIMUM        MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements        .64%            2.75%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                   GROSS TOTAL
                                                                      MANAGEMENT  12b-1   OTHER      ANNUAL
                                                                         FEES     FEES   EXPENSES   EXPENSES
AXP(R) Variable Portfolio
     Blue Chip Advantage Fund                                              .53%     .13%     .14%       .80%(1)
     Capital Resource Fund                                                 .64      .13      .08        .85(1)
     Cash Management Fund                                                  .51      .13      .06        .70(1)
     Diversified Bond Fund                                                 .60      .13      .08        .81(1)
     Diversified Equity Income Fund                                        .53      .13      .10        .76(1)
     Emerging Markets Fund                                                1.13      .13      .78       2.04(2)
     Equity Select Fund                                                    .68      .13      .25       1.06(1)
     Global Bond Fund                                                      .84      .13      .12       1.09(1)
     Growth Fund                                                           .65      .13      .21        .99(1)
     High Yield Bond Fund                                                  .62      .13      .08        .83(1)
     International Fund                                                    .84      .13      .09       1.06(1)
     Managed Fund                                                          .61      .13      .06        .80(1)
     NEW DIMENSIONS FUND(R)                                                .62      .13      .07        .82(1)
     Partners Small Cap Value Fund                                         .99      .13      .43       1.55(1)
     S&P 500 Index Fund                                                    .29      .13      .22        .64(2)
     Short Duration U.S. Government Fund                                   .61      .13      .08        .82(1)
     Small Cap Advantage Fund                                              .81      .13      .25       1.19(1)
     Stock Fund                                                            .55      .13     1.13       1.81(2)
     Strategy Aggressive Fund                                              .61      .13      .09        .83(1)
AIM V.I
     AIM V.I. Capital Appreciation Fund, Series II Shares                  .61      .25      .24       1.10(3)
     AIM V.I. Capital Development Fund, Series II Shares                   .75      .25      .38       1.38(3)
     INVESCO VIF - Dynamics Fund, Series I Shares                          .75       --      .42       1.17(4)
     INVESCO VIF - Financial Services Fund, Series I Shares                .75       --      .36       1.11(4)
     INVESCO VIF - Technology Fund, Series I Shares                        .75       --      .41       1.16(4),(5)
AllianceBernstein Variable Products Series Fund, Inc.
     AllianceBernstein VP Growth and Income Portfolio (Class B)            .63      .25      .03        .91(6)
     AllianceBernstein VP International Value Portfolio (Class B)         1.00      .25      .49       1.74(7)
American Century(R) Variable Portfolios, Inc.
     VP International, Class II                                           1.23      .25      .01       1.49(8),(9)
     VP Value, Class II                                                    .85      .25       --       1.10(8)
Calvert Variable Series, Inc.
     Social Balanced Portfolio                                             .70       --      .23        .93(10)
Evergreen VA
     Growth and Income Fund - Class 2                                      .75      .25      .24       1.24(11)


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                   GROSS TOTAL
                                                                      MANAGEMENT  12b-1   OTHER      ANNUAL
                                                                         FEES     FEES   EXPENSES   EXPENSES
Fidelity(R) VIP
     Growth & Income Portfolio Service Class 2                             .48%     .25%     .12%       .85%(12)
     Mid Cap Portfolio Service Class 2                                     .58      .25      .12        .95(12)
     Overseas Portfolio Service Class 2                                    .73      .25      .18       1.16(12)
FTVIPT
     Franklin Real Estate Fund - Class 2                                   .50      .25      .03        .78(13),(14)
     Franklin Small Cap Value Securities Fund - Class 2                    .57      .25      .19       1.01(14),(15)
     Mutual Shares Securities Fund - Class 2                               .60      .25      .20       1.05(14)
Goldman Sachs VIT
     CORE(SM) U.S. Equity Fund                                             .70       --      .15        .85(16)
     Mid Cap Value Fund                                                    .80       --      .11        .91(16)
Janus Aspen Series
     Global Technology Portfolio: Service Shares                           .65      .25      .20       1.10(17)
     International Growth Portfolio: Service Shares                        .65      .25      .11       1.01(17)
Lazard Retirement Series
     International Equity Portfolio                                        .75      .25      .65       1.65(18)
MFS(R)
     Investors Growth Stock Series - Service Class                         .75      .25      .13       1.13(19),(20)
     New Discovery Series - Service Class                                  .90      .25      .14       1.29(19),(20)
     Utilities Series - Service Class                                      .75      .25      .17       1.17(19),(20)
Pioneer VCT
     Pioneer Equity Income VCT Portfolio - Class II Shares                 .65      .25      .12       1.02(21)
     Pioneer Europe VCT Portfolio - Class II Shares                       1.00      .25     1.50       2.75(21)
Putnam Variable Trust
     Putnam VT Health Sciences Fund - Class IB Shares                      .70      .25      .14       1.09(6)
     Putnam VT International Equity Fund - Class IB Shares                 .76      .25      .18       1.19(6)
     Putnam VT Vista Fund - Class IB Shares                                .65      .25      .11       1.01(6)
Strong Funds
     Strong Opportunity Fund II - Advisor Class                            .75      .25      .39       1.39(22)
Wanger
     International Small Cap                                              1.22       --      .19       1.41(23)
     U.S. Smaller Companies                                                .93       --      .05        .98(23)
Wells Fargo VT
     Asset Allocation Fund                                                 .55      .25      .22       1.02(24)
     International Equity Fund                                             .75      .25      .59       1.59(24)
     Small Cap Growth Fund                                                 .75      .25      .25       1.25(24)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the policy and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.
(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 1.10% for AXP(R) Variable Portfolio - Stock Fund average daily net assets.
(3) Figures shown in the table are for the year ended Dec. 31, 20032 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result "Other expenses" have been restated to reflect the changes in fees under the new agreements. The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
(5) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Gross total annual operating expenses have been restated to reflect current expenses.
(6) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.
(7)  For all of 2003, AllianceBernstein VP International Value Portfolio (Class
     B) was capped at 1.45%. The cap will be removed effective on May 1, 2004. After such waivers, "Management fees," "Other expenses" and "Gross total annual expenses" would be 0.80%, 0.40% and 1.45%.
(8) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.
(9) International investing involves special risks including political instability and currency fluctuations.
(10) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
(11) The total ratio of expenses to average net assets excludes expense reductions and fee waivers.
(12) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.
(13) The Fund administration fee is paid indirectly through the management fee.
(14) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.
(15) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.99% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.
(16) Each adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund exceed 0.16% and 0.25%, respectively, of each fund's average daily net assets. Except for the Goldman Sachs VIT Mid Cap Value Fund, the Adviser has contractually agreed to maintain these expenses limitation reductions through June 30, 2005. The expense limitation for the Goldman Sachs VIT Mid Cap Value Fund may be discontinued or modified by the Investment Adviser at its discretion at anytime.
(17) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(18) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2003, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.
(19) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(20) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.28% for New Discovery Series and 1.16% for Utilities Series.
(21) The expenses reflect the contractual expense limitation in effect through May 31, 2004 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Taking into consideration the expense limitation, actual Management fees were 0.04%.
(22) Expenses are calculated semiannually. The Fund's Advisor is currently waiving and/or absorbing expenses of 0.11%. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's "Other expenses" that were not attributable to the Advisor or its affiliates. With these expense offsets the "Gross total annual expenses" would have been 1.27%.
(23) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual operating expenses exceed 2% of average daily net assets. This commitment expires on April 30, 2004.
(24) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2005 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements "Gross total annual expenses" would be 1.00% for Wells Fargo VT Asset Allocation Fund, 1.00% for Wells Fargo VT International Equity Fund and 1.20% for Wells Fargo VT Small Cap Growth Fund.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

-  providing the insurance benefits of the policy;

-  issuing the policy;

-  administering the policy;

-  assuming certain risks in connection with the policy; and

-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by the State of New York on premiums received by insurance companies.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: the cost providing the death benefit under your policy.

   The cost of insurance for a policy month is calculated as: [a X (b - c)]

   where:

   (a) IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

        We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

   (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

   (c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge, and any charges for optional riders;

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.


4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")


SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.


The following table illustrates the maximum surrender charge for two insureds: male, insurance age 60 qualifying for standard nonsmoker rates and female, insurance age 60, qualifying for standard nonsmoker rates. We assume the specified amount to be $950,000.



           LAPSE OR SURRENDER                                 MAXIMUM
          AT BEGINNING OF YEAR                            SURRENDER CHARGE
                   1                                          $17,557.47
                   2                                           17,557.47
                   3                                           17,557.47
                   4                                           17,557.47
                   5                                           17,557.47
                   6                                           17,557.47
                   7                                           15,801.72
                   8                                           14,045.97
                   9                                           12,290.23
                  10                                           10,680.79
                  11                                            8,778.73
                  12                                            7,022.99
                  13                                            5,267.24
                  14                                            3,511.49
                  15                                            1,755.75
                  16                                                0.00



The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $750,000 and the insureds are male, insurance age 60, qualifying for standard nonsmoker rates and a female, insurance age 60, qualifying for preferred nonsmoker rates, the youngest insured's rate is $27.4507 and the oldest insured's rate is $0.8528. The maximum surrender charge is $750 multiplied by $27.4507 multiplied by $0.8528, which equals $17,557.47.


From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.




  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.


TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of 12 made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-  cost of insurance charges;

-  administrative charges;

-  surrender charges;

-  cost of optional insurance benefits;

-  policy fees;

-  mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

THE FUNDS: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us.

Premium payments and policy values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including, but not limited to, 12b-1 fees (see "Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under this policy.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premium payments or policy value to a particular subaccount.


All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


YOU CAN DIRECT YOUR PREMIUMS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue     Long-term total return exceeding that of the U.S.           American Express Financial
Chip Advantage Fund                  stock market. Under normal market conditions, the Fund      Corporation (AEFC)
                                     invests at least 80% of its net assets in blue chip
                                     stocks. Blue chip stocks are issued by companies with
                                     a market capitalization of at least $1 billion, an
                                     established management, a history of consistent
                                     earnings and a leading position within their
                                     respective industries.

AXP(R) Variable Portfolio -          Capital appreciation. Invests primarily in U.S. common      AEFC
Capital Resource Fund                stocks of companies with market capitalization of at
                                     least $5 billion.

AXP(R) Variable Portfolio - Cash     Maximum current income consistent with liquidity and        AEFC
Management Fund                      stability of principal. Invests primarily in money
                                     market instruments, such as marketable debt
                                     obligations issued by the U.S. government or its
                                     agencies, bank certificates of deposit, bankers'
                                     acceptances, letters of credit, and commercial paper,
                                     including asset-backed commercial paper.

AXP(R) Variable Portfolio -          High level of current income while attempting to            AEFC
Diversified Bond Fund                conserve the value of the investment and continuing a
                                     high level of income for the longest period of time.
                                     Under normal market conditions, the Fund invests at
                                     least 80% of its net assets in bonds and other debt
                                     obligations.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          High level of current income and, as a secondary goal,      AEFC
Diversified Equity  Income Fund      steady growth of capital. Under normal market
                                     conditions, the Fund invests at least 80% of its net
                                     assets in  dividend-paying common and preferred stocks.

AXP(R) Variable Portfolio -          Long-term capital growth. Under normal market               AEFC, adviser; American
Emerging Markets Fund                conditions, the Fund invests at least 80% of its net        Express Asset Management
                                     assets in equity securities of emerging market              International, Inc., a
                                     companies.                                                  wholly-owned subsidiary of
                                                                                                 AEFC, subadviser.

AXP(R) Variable Portfolio -          Growth of capital. Under normal market conditions, the      AEFC
Equity Select Fund                   Fund invests at least 80% of its net assets in equity
                                     securities of medium-sized companies.

AXP(R) Variable Portfolio -          High total return through income and growth of              AEFC
Global Bond Fund                     capital. Non-diversified mutual fund that invests
                                     primarily in debt obligations of U.S. and foreign
                                     issuers. Under normal market conditions, the Fund
                                     invests at least 80% of its net assets in
                                     investment-grade corporate or government debt
                                     obligations including money market instruments of
                                     issuers located in at least three different countries.

AXP(R) Variable Portfolio -          Long-term capital growth. Invests primarily in common       AEFC
Growth Fund                          stocks that appear to offer growth opportunities.

AXP(R) Variable Portfolio - High     High current income, with capital growth as a               AEFC
Yield Bond Fund                      secondary objective. Under normal market conditions,
                                     the Fund invests at least 80% of its net assets in
                                     high-yielding,  high-risk corporate bonds (junk bonds)
                                     issued by U.S. and foreign companies and governments.

AXP(R) Variable Portfolio -          Capital appreciation. Invests primarily in equity           AEFC, adviser; American
International Fund                   securities of foreign issuers that offer strong growth      Express Asset Management
                                     potential.                                                  International, Inc., a
                                                                                                 wholly-owned subsidiary of
                                                                                                 AEFC, subadviser.

AXP(R)Variable Portfolio -           Maximum total investment return through a combination       AEFC
Managed Fund                         of capital growth and current income. Invests
                                     primarily in a combination of common and preferred
                                     stocks, bonds and other debt securities.

AXP(R) Variable Portfolio - NEW      Long-term growth of capital. Invests primarily in           AEFC
DIMENSIONS FUND(R)                   common stocks showing potential for significant growth.

AXP(R) Variable Portfolio -          Long-term capital appreciation. Non-diversified mutual      AEFC, adviser; Goldman Sachs
Partners Small Cap Value Fund        fund that invests primarily in equity securities.           Asset Management, L.P.,
                                     Under normal market conditions, at least 80% of its         Royce & Associates, LLC,
                                     net assets will be invested in companies with market        Donald Smith & Co., Inc.,
                                     capitalization of less than $2 billion, which also          Franklin Portfolio
                                     includes micro capitalization companies with market         Associates LLC and Barrow,
                                     capitalization of less than  $400 million, at the time      Hanley, Mewhinney & Strauss,
                                     of investment.                                              Inc., subadvisers.

AXP(R) Variable Portfolio - S&P      Long-term capital appreciation. Non-diversified mutual      AEFC
500 Index Fund                       fund that invests primarily in securities of
                                     large-capitalization stocks of U.S. companies that are
                                     expected to provide investment results that correspond
                                     to the performance of the S&P 500(R) Index.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Short    A high level of current income and safety of principal      AEFC
Duration  U.S. Government Fund       consistent with an investment in U.S. government and
                                     government agency securities. Under normal market
                                     conditions, at least 80% of the Fund's net assets are
                                     invested in securities issued or guaranteed as to
                                     principal and interest by the U.S. government, its
                                     agencies or instrumentalities.

AXP(R) Variable Portfolio - Small    Long-term capital growth. Under normal market               AEFC, adviser; Kenwood
Cap  Advantage Fund                  conditions, at least 80% of the Fund's net assets are       Capital Management LLC,
                                     invested in equity securities of companies that are         subadviser
                                     often included in the Russell 2000(R) Index and/or have
                                     market capitalization of up to $2 billion at the time
                                     the Fund first invests in them.

AXP(R) Variable Portfolio - Stock    Current income and growth of capital. Under normal          AEFC
Fund                                 market conditions, at least 80% of the Fund's net
                                     assets are invested in common stocks and securities
                                     convertible into common stocks.

AXP(R) Variable Portfolio -          Capital appreciation. Under normal market conditions,       AEFC
Strategy Aggressive Fund             at least 65% of the Fund's total assets are invested
                                     in equity securities.

AIM V.I. Capital Appreciation        Growth of capital. Invests principally in common            A I M Advisors, Inc.
Fund,  Series II Shares              stocks of companies likely to benefit from new or
                                     innovative products, services or processes as well as
                                     those with  above-average long-term growth and
                                     excellent prospects for future growth. The Fund may
                                     invest up to 25% of its assets in foreign securities.

AIM V.I. Capital Development         Long-term growth of capital. Invests primarily in           A I M Advisors, Inc.
Fund,  Series II Shares              securities (including common stocks, convertible
                                     securities and bonds) of small- and medium-sized
                                     companies. The Fund may invest up to 25% of its assets
                                     in foreign securities.

AllianceBernstein  VP Growth         Reasonable current income and reasonable appreciation.      Alliance Capital Management
and Income Portfolio (Class B)       Invests primarily in dividend-paying common stocks of       L.P.
                                     good quality.

AllianceBernstein  VP                Long-term growth of capital. Invests primarily in a         Alliance Capital Management
International Value Portfolio        diversified portfolio of foreign equity securities.         L.P.
(Class B)

American Century(R) VP               Long-term capital growth. Invests primarily in stocks       American Century Investment
International, Class II              of growing foreign companies in developed countries.        Management, Inc.

American Century(R) VP Value,        Long-term capital growth, with income as a secondary        American Century Investment
Class II                             objective. Invests primarily in stocks of companies         Management, Inc.
                                     that management believes to be undervalued at the time
                                     of purchase.

Calvert Variable Series, Inc.        Income and capital growth. Invests primarily in             Calvert Asset Management
Social Balanced Portfolio            stocks, bonds and money market instruments which offer      Company, Inc. (CAMCO),
                                     income and capital growth opportunity and which             investment adviser. SsgA
                                     satisfy the investment and social criteria.                 Funds Management, Inc. and
                                                                                                 Brown Capital Management are
                                                                                                 the investment subadvisers.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth and Income       Capital growth in the value of its shares and current       Evergreen Investment
Fund - Class 2                       income. Invests in primarily common stocks of  medium-      Management Company, LLC
                                     and large-sized U.S. companies whose market
                                     capitalizations at time of purchase fall within the
                                     range tracked by the Russell 1000(R) Index.

Fidelity(R) VIP Growth & Income      Seeks high total return through a combination of            Fidelity Management &
Portfolio  Service Class 2           current income and capital appreciation. Normally           Research Company (FMR),
                                     invests a majority of assets in common stocks with a        investment manager; FMR
                                     focus on those that pay current dividends and show          U.K., FMR Far East,
                                     potential for capital appreciation. May invest in           sub-investment advisers.
                                     bonds, including lower-quality debt securities, as
                                     well as stocks that are not currently paying
                                     dividends, but offer prospects for future income or
                                     capital appreciation. Invests in domestic and foreign
                                     issuers. The Fund invests in either growth stocks or
                                     value stocks or both.

Fidelity(R) VIP Mid Cap Portfolio    Seeks long-term growth of capital. Normally invests         FMR, investment manager; FMR
Service Class 2                      primarily in common stocks. Normally invests at least       U.K., FMR Far East,
                                     80% of assets in securities of companies with medium        sub-investment advisers.
                                     market capitalizations. May invest in companies with
                                     smaller or larger market capitalizations. Invests in
                                     domestic and foreign issuers. The Fund invests in
                                     growth or value common stocks.

Fidelity(R) VIP Overseas             Seeks long-term growth of capital. Normally invests         FMR, investment manager;
Portfolio Service Class 2            primarily in common stocks of foreign securities.           FMR U.K., FMR Far East,
                                     Normally invests at least 80% of assets in non-U.S.         Fidelity International
                                     securities.                                                 Investment Advisors (FIIA)
                                                                                                 and FIIA U.K.,
                                                                                                 sub-investment advisers.

FTVIPT Franklin Real Estate          Seeks capital appreciation, with current income as a        Franklin Advisers, Inc.
Fund - Class 2                       secondary goal. The Fund normally invests at least 80%
                                     of its net assets in investments of companies
                                     operating in the real estate sector. The Fund invests
                                     primarily in real estate investment trusts, with
                                     generally medium to small market capitalizations, and
                                     in companies that derive at least half of their assets
                                     or revenues from the ownership, construction,
                                     management, or sale of residential, commercial or
                                     industrial real estate.

FTVIPT Franklin Small Cap Value      Seeks long-term total return. The Fund normally             Franklin Advisory Services,
Securities  Fund - Class 2           invests at least 80% of its net assets in investments       LLC
                                     of small capitalization companies. For this Fund,
                                     small-cap companies are those with market cap values
                                     not exceeding $2.5 billion, at the time of purchase.
                                     The Fund invests in small companies that the Fund's
                                     manager believes are undervalued.

FTVIPT Mutual Shares Securities      Seeks capital appreciation, with income as a secondary      Franklin Mutual Advisers, LLC
Fund - Class 2                       goal. The Fund normally invests mainly in U.S. equity
                                     securities that the Fund's manager believes are
                                     available at market prices less than their value based
                                     on certain recognized or objective criteria, including
                                     undervalued stocks, merger/risk arbitrage securities
                                     and distressed companies.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) U.S.      Seeks long-term growth of capital and dividend income.      Goldman Sachs Asset
Equity Fund                          The Fund invests, under normal circumstances, at least      Management, L.P.
                                     90% of its total assets (not including securities
CORE(SM) is a service mark of        lending collateral and any investment of that
Goldman, Sachs & Co.                 collateral) measured at time of purchase in a broadly
                                     diversified portfolio of  large-cap and blue chip
                                     equity investments representing all major sectors of
                                     the U.S. The Fund's investments are selected using
                                     both a variety of quantitative techniques and
                                     fundamental research in seeking to maximize the Fund's
                                     expected return, while maintaining risk, style,
                                     capitalization and industry characteristics similar to
                                     the S&P 500 Index. The Fund seeks a broad
                                     representation in most major sectors of the U.S.
                                     economy and a portfolio consisting of companies with
                                     average long-term earnings growth expectations and
                                     dividend yields.

Goldman Sachs VIT  Mid Cap           The Goldman Sachs VIT Mid Cap Value Fund seeks              Goldman Sachs Asset
Value Fund                           long-term capital appreciation. The Fund invests,           Management, L.P.
                                     under normal circumstances, at least 80% of its net
                                     assets plus any borrowing for investment purposes
                                     (measured at time of purchase) in a diversified
                                     portfolio of equity investments in mid-capitalization
                                     issuers within the range of the market capitalization
                                     of companies constituting the Russell Midcap Value
                                     Index at the time of investments in mid-cap issuers
                                     with public stock market capitalization (based upon
                                     shares available for trading on an unrestricted basis)
                                     within the range of the market capitalization of
                                     companies constituting the Russell Midcap Value Index
                                     at the time of investment.  If the market
                                     capitalization of a company held by the Fund moves
                                     outside this range, the Fund may, but is not required
                                     to, sell the securities.

INVESCO VIF - Dynamics Fund,         Long-term growth of capital. Invests primarily in           A I M Advisors, Inc.,
Series I Shares                      common stocks of mid-sized companies, companies             advisor; INVESCO
                                     included in the Russell Midcap(R) Growth Index at the       Institutional (N.A.), Inc.
                                     time of purchase, or if not included in that Index,         subadvisor.
                                     those with market capitalizations between $2.5 billion
                                     and $15 billion at the time of purchase. The Fund also
                                     has the flexibility to invest in other types of
                                     securities, including preferred stocks, convertible
                                     securities and bonds.

INVESCO VIF -  Financial             Long-term growth of capital. Aggressively managed.          A I M Advisors, Inc.,
Services Fund,  Series I Shares      Invests at least 80% of its assets in the equity            advisor; INVESCO
                                     securities and equity-related instruments of companies      Institutional (N.A.), Inc.
                                     involved in the financial services sector. These            subadvisor.
                                     companies include, but are not limited to, banks,
                                     insurance companies, investment and miscellaneous
                                     industries (asset managers, brokerage firms, and
                                     government-sponsored agencies and suppliers to
                                     financial services companies).


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Technology Fund,       Long-term growth of capital. The Fund is aggressively       A I M Advisors, Inc.,
Series I Shares                      managed. Invests at least 80% of its assets in equity       advisor; INVESCO
                                     securities and equity-related instruments of companies      Institutional (N.A.), Inc.
(INVESCO VIF - Telecommunications    engaged in technology-related industries. These             subadvisor.
Fund merged into this Fund as of     include, but are not limited to, various applied
April 30, 2004.)                     technologies, hardware, software, semiconductors,
                                     telecommunications equipment and services, and
                                     service-related companies in information technology.
                                     Many of these products and services are subject to
                                     rapid obsolescence, which may lower the market value
                                     of securities of the companies in this sector.

Janus Aspen Series Global            Long-term growth of capital. Non-diversified mutual         Janus Capital
Technology Portfolio: Service        fund that invests, under normal circumstances, at
Shares                               least 80% of its net assets in securities of companies
                                     that the portfolio manager believes will benefit
                                     significantly from advances or improvements in
                                     technology. It implements this policy by investing
                                     primarily in equity securities of U.S. and foreign
                                     companies selected for their growth potential.

Janus Aspen Series                   Long-term growth of capital. Invests, under normal          Janus Capital
International Growth Portfolio:      circumstances, at least 80% of its net assets in
Service Shares                       securities of issuers from at least five different
                                     countries, excluding the United States. Although the
                                     Portfolio intends to invest substantially all of its
                                     assets in issuers located outside the United States,
                                     it may at times invest in U.S. issuers and under
                                     unusual circumstances, it may invest all of its assets
                                     in fewer than five countries or even a single country.

Lazard Retirement International      Long-term capital appreciation. Invests primarily in        Lazard Asset Management, LLC
Equity Portfolio                     equity securities, principally common stocks, of
                                     relatively large non-U.S. companies with market
                                     capitalizations in the range of the Morgan Stanley
                                     Capital International (MSCI) Europe, Australia and Far
                                     East (EAFE(R)) Index that the Investment Manager
                                     believes are undervalued based on their earnings, cash
                                     flow or asset values.

MFS(R) Investors Growth Stock        Long-term growth of capital and future income. Invests      MFS Investment Management(R)
Series - Service Class               at least 80% of its net assets in common stocks and
                                     related securities of companies which MFS(R) believes
                                     offer better than average prospects for long-term
                                     growth.

MFS(R) New Discovery Series -        Capital appreciation. Invests in at least 65% of its        MFS Investment Management(R)
Service Class                        net assets in equity securities of emerging growth
                                     companies.

MFS(R) Utilities Series - Service    Capital growth and current income. Invests primarily        MFS Investment Management(R)
Class                                in equity and debt securities of domestic and foreign
                                     companies in the utilities industry.

Pioneer Equity Income VCT            Current income and long-term growth of capital from a       Pioneer Investment
Portfolio -  Class II Shares         portfolio consisting primarily of income producing          Management, Inc.
                                     equity securities of U.S. corporations. Invests
                                     primarily in common stocks, preferred stocks and
                                     interests in real estate investment trusts (REITs).
                                     Normally, the portfolio invests at least 80% of its
                                     total assets in income producing equity securities.
                                     The remainder of the portfolio may be invested in debt
                                     securities, most of which are expected to be
                                     convertible into common stocks.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio -       Long-term growth of capital. Invests primarily in           Pioneer Investment
Class II Shares                      equity securities of European issuers including common      Management, Inc.
                                     stocks, preferred stocks, rights, depositary receipts,
                                     warrants and debt securities convertible into common
                                     stock. Normally, the portfolio invests 80% of its
                                     total assets in equity securities of European issuers.
                                     The portfolio may also purchase and sell forward
                                     foreign currency contracts in connection with its
                                     investments.

Putnam VT Health Sciences Fund       Capital appreciation. The fund pursues its goal by          Putnam Investment
- Class IB Shares                    investing mainly in growth stocks of companies in the       Management, LLC
                                     health sciences industries. Under normal
                                     circumstances, the fund invests at least 80% of its
                                     net assets in securities of  (a) companies that derive
                                     at least 50% of their assets, revenues or profits from
                                     the pharmaceutical, health care services, applied
                                     research and development and medical equipment and
                                     supplies industries, or (b) companies we think have
                                     the potential for growth as a result of their
                                     particular products, technology, patents or other
                                     market advantages in the health sciences industries.

Putnam VT International Equity       Capital appreciation. The fund pursues its goal by          Putnam Investment
Fund -  Class IB Shares              investing mainly in common stocks of companies outside      Management, LLC
                                     the  United States that Putnam Management believes
                                     have favorable investment potential. Under normal
                                     circumstances, the fund invests at least 80% of the
                                     fund's net assets in equity investments.

Putnam VT Vista Fund - Class IB      Capital appreciation. The fund pursues its goal by          Putnam Investment
Shares                               investing mainly in common stocks of U.S. companies         Management, LLC
                                     with a focus on growth stocks.

Strong Opportunity  Fund II -        Seeks capital growth. Invests primarily in common           Strong Capital Management,
Advisor Class                        stocks of medium-capitalization companies that the          Inc.
                                     Fund's managers believe are under priced, yet have
                                     attractive growth prospects.

Wanger International Small Cap       Long-term growth of capital. Invests primarily in           Columbia Wanger Asset
                                     stocks  of non-U.S. companies with capitalizations of       Management, L.P.
                                     less than  $2 billion at time of purchase.

Wanger U.S. Smaller Companies        Long-term growth of capital. Invests primarily in           Columbia Wanger Asset
                                     stocks of small- and medium-size U.S. companies with        Management, L.P.
                                     capitalizations of less than $5 billion at time of
                                     purchase.

Wells Fargo VT Asset Allocation      Long-term total return consistent with reasonable           Wells Fargo Funds
Fund                                 risk. Invests in equity and fixed-income securities in      Management, LLC, adviser;
                                     varying proportions, with "neutral" target allocation       Wells Capital Management
                                     of 60% equity securities and 40% fixed-income               Incorporated, subadviser.
                                     securities. The Fund invests its equity portion of
                                     assets in common stocks to replicate the S&P 500(R)
                                     Index and its fixed-income portion of assets in U.S.
                                     Treasury Bonds to replicate the Lehman Brothers  20+
                                     Treasury Index. The Fund seeks to maintain a 95% or
                                     better performance correlation with the respective
                                     indexes.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT International         Total return with an emphasis on long-term capital          Wells Fargo Funds
Equity Fund                          appreciation. Invests principally in equity securities      Management, LLC, adviser;
                                     of companies based in developed foreign countries and       Wells Capital Management
                                     emerging markets.                                           Incorporated, subadviser.

Wells Fargo VT Small Cap Growth      Long-term capital appreciation. Focus is on companies       Wells Fargo Funds
Fund                                 believed to have above-average growth potential or          Management, LLC, adviser;
                                     that may be involved in new or innovative products,         Wells Capital Management
                                     services and processes. Invests principally in              Incorporated, subadviser.
                                     securities of companies with market capitalizations
                                     that are equal to or lower than the company with the
                                     largest market capitalization in the Russell 2000
                                     Index, which is considered a small capitalization
                                     index that is expected to change frequently.



PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy (see "Transfers Between the Fixed Account and Subaccounts").

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       23
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PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.


No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.


Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

-  the sum of premiums paid, minus

-  partial surrenders, minus

-  outstanding indebtedness, equals or exceeds

-  $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts for policies that have premiums paid in of $500,000 or more.


PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-  interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional net premiums allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders and partial surrender fees;

-  surrender charges; and/or

-  monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying fund net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of underlying funds;

-  fund operating expenses; and/or

-  mortality and expense risk charges.




  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       25
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WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business (valuation date). At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:


-  premium payments;

-  loan requests and repayments;

-  surrender requests; and

-  transfers.


We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.


DEATH BENEFIT GUARANTEE


A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

-  the sum of premiums paid; minus

-  partial surrenders minus

-  outstanding indebtedness; equals or exceeds

-  the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-  a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

-  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

During the first two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the twelve-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. We will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the policy's value using the accumulation unit value we calculate on that valuation date.

OPTION 1 (LEVEL AMOUNT): Under this Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:


-  the specified amount on the date of the last surviving insured's death; or

- the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

-  the policy value plus the specified amount; or

- the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.




  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       27
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
EXAMPLES                                             OPTION 1    OPTION 2
Specified amount                                    $1,000,000  $1,000,000

Policy value                                        $   50,000  $   50,000

Death benefit                                       $1,000,000  $1,050,000

Policy value increases to                           $   80,000  $   80,000

Death benefit                                       $1,000,000  $1,080,000

Policy value decreases to                           $   30,000  $   30,000

Death benefit                                       $1,000,000  $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit of the last surviving insured will be the greater of:

- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of the death of the last surviving insured; or

- the policy value of the youngest insured's age 100 minus any indebtedness on the date of the last surviving insured's death.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following cost:


- Monthly deduction because the cost of insurance charges depends upon the specified amount.


-  Minimum monthly premium.

-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends on the specified amount.

-  Charges for certain optional insurance benefits may decrease.

-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.




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                                       28
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MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.

BENEFICIARY


Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.


TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC and the New York Superintendent of Insurance.


RESTRICTIONS ON TRANSFERS


WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE POLICY IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM POLICY OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or policy owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple policies and contracts you may own, may be counted together for these purposes.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to state law and the terms of each policy, we intend to apply the procedures described above to all policy owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm policy owners.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       29
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FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-  For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-  None.

From the fixed account to a subaccount:

-  Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR


You may make transfers by mail or by phone. However, we reserve the right to charge a fee for more than twelve transfers per year by mail or phone. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.


AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.


-  You may make automated transfers by choosing a schedule we provide.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
                                                                 AMOUNT     ACCUMULATION  OF UNITS
                                                     MONTH      INVESTED     UNIT VALUE   PURCHASED
By investing an equal number
of dollars each month...                              Jan         $100          $20          5.00

                                                      Feb          100           18          5.56

you automatically buy                                 Mar          100           17          5.88
more units when the
per unit market price is low...          ----->       Apr          100           15          6.67

                                                      May          100           16          6.25

                                                      June         100           18          5.56

                                                      July         100           17          5.88

and fewer units                                       Aug          100           19          5.26
when the per unit
market price is high.                    ----->       Sept         100           21          4.76

                                                      Oct          100           20          5.00



You have paid an average price of $17.91 per unit over the ten months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


You may make dollar-cost averaging transfers by choosing a schedule we provide.


ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.




  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request (see "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests). Generally, we will process your loan within seven days after we receive your request (for exception -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

-  90% of the policy value minus surrender charges.

-  For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER


Provide your name, policy number, Social Security Number or Taxpayer Identification Number (TIN)* when you request a transfer, loan or partial surrender.


1 BY MAIL

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK

20 MADISON AVENUE EXTENSION
P.O. BOX 5144

ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203


* Failure to provide TIN may result in mandatory tax witholdings on the taxable portion of the distribution.


2 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday - Thursday),
8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (TOLL FREE)

(518) 869-8613 (LOCAL)


- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.




  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

-  you surrender the policy; or

-  the last surviving insured dies; or

-  the youngest insured attains insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.


OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.


OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.


DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-  the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.




  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax(1) and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX WITHHOLDINGS: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

(1) The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

IDS LIFE OF NEW YORK'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                 TAXABLE PORTION OF PRE-DEATH PROCEEDS
----------------------------------------------------------------------------------------------------
Full surrender (not modified       Amount received plus any indebtedness, minus your investment in
endowment contracts):              the policy. You will be taxed on any earnings generated in the contract -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse (not modified                Any outstanding indebtedness minus your investment in the policy.
endowment contracts):              You will be taxed on any earnings generated in the contract --
                                   earnings in policy cash value and earning previously taken via existing loans. It could be the case that a policy with a
                                   relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Partial surrenders (not modified   Generally, if the amount received is greater than your investment
endowment contracts):              in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments       None.(2)
(not modified
endowment contracts):

Full surrender (modified           Amount received plus any indebtedness, minus your investment in
endowment contracts):              the policy.(1)

Lapse (modified                    Any outstanding indebtedness minus your investment in the
endowment contracts):              policy.(1)

Partial surrenders (modified       Lesser of: The amount received or policy value minus your
endowment contracts):              investment in the policy.(1)

Policy loans and assignments       Lesser of: The amount of the loan/assignment or policy value
(modified endowment contracts):    minus your investment in the policy.(1)

Payment options:                   OPTION A: Taxed as full surrender (and may be subject to
                                   additional 10% penalty tax if modified endowment contract).
                                   Interest taxed (and not subject to additional 10% penalty tax).

                                   OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed.
                                   Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional
                                   10% penalty tax if modified endowment contract). Payments made after the investment in the policy(1) fully recovered taxed and if a modified endowment contract, may be subject to an additional
                                   10% penalty tax.


(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

(2) See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


If you make a premium payment during a policy year that exceeds the limits for the policy to not be a modified endowment contract, we will notify you that your policy has become a modified endowment contract. You may call or write us to request a refund, with interest, of the premium that caused the policy to become a modified endowment contract. You will have until 60 days after the end of the policy year during which the premium was paid to request the refund. If the premium is refunded, your policy will not be considered a modified endowment contract. Otherwise, the policy will remain a modified endowment contract for the life of the policy. Please note that the premiums that caused the policy to become a modified endowment contract do not have to be refunded, but you may be subject to adverse tax consequences for pre-death proceeds.


REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

-  the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.


INTEREST PAID ON POLICY LOANS: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules may apply if the loan is used for trade or business or investment purposes, or if a business or a corporation owns the policy.


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.




  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.


On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain payment options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax adviser before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, doner-donee.

In Treasury Decision (T.D.) 9092, the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section
162) or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner." (T.D. 9092) IRS Regulation Section 1.61-22(d) provides that, the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangment, you should consult your legal and tax adviser.

DISTRIBUTION OF THE POLICY

We are the sole distributor of the policy. We pay our sales representative commissions of up to 81% of the initial target premium (annualized) when the policy is sold, plus up to 4.8% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year, we pay our sales representative a service fee of 0.125% or less of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the policy. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of policies may help sales representatives and/or their field leaders qualify for such benefits.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including, for example, the mortality and expense risk charge and surrender charges. We also receive some of the 12b-1 distribution fees that you may pay in connection with certain funds to help us pay commissions and other distribution expenses.

LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

-  Cost of insurance charges;

-  Administrative charges;

-  Policy fees;

-  Mortality and expense risk charges; and

-  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-  Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.02% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 60, in our standard nonsmoker risk classification, and a female, age 60, in our standard nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations assume that a premium of $13,000 is paid in full at the beginning of each policy year. Results would differ if:


-  Premiums were not paid in full at the beginning of each policy year;

-  Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $750,000             MALE -- INSURANCE AGE 60 -- STANDARD NONSMOKER                   CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                       FEMALE -- INSURANCE AGE 60 -- STANDARD NONSMOKER                 ANNUAL PREMIUM $13,000
------------------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
        ACCUMULATED             DEATH BENEFIT                          POLICY VALUE                    CASH SURRENDER VALUE
END OF  WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%         6%           12%           0%          6%         12%           0%          6%        12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $   13,650    $750,000    $750,000    $  750,000     $ 11,454    $ 12,179  $   12,905     $     --    $     --  $       --
   2        27,983     750,000     750,000       750,000       22,528      24,691      26,941        4,971       7,133       9,384
   3        43,032     750,000     750,000       750,000       33,210      37,526      42,200       15,652      19,969      24,643
   4        58,833     750,000     750,000       750,000       43,475      50,669      58,775       25,918      33,111      41,217
   5        75,425     750,000     750,000       750,000       53,302      64,101      76,770       35,744      46,544      59,213

   6        92,846     750,000     750,000       750,000       62,679      77,818      96,316       46,877      62,017      80,514
   7       111,138     750,000     750,000       750,000       71,586      91,806     117,549       57,540      77,760     103,503
   8       130,345     750,000     750,000       750,000       80,005     106,055     140,628       67,714      93,765     128,337
   9       150,513     750,000     750,000       750,000       87,919     120,557     165,733       77,385     110,023     155,198
  10       171,688     750,000     750,000       750,000       95,306     135,300     193,065       86,527     126,521     184,286

  15       294,547     750,000     750,000       750,000      129,739     220,977     384,932      129,739     220,977     384,932
  20       451,350     750,000     750,000       750,000      141,897     312,146     700,190      141,897     312,146     700,190
  25       651,475     750,000     750,000     1,287,463      101,087     395,353   1,226,155      101,087     395,353   1,226,155
  30       906,890          --     750,000     2,171,686           --     455,419   2,068,272           --     455,419   2,068,272
  35     1,232,872          --     750,000     3,469,482           --     477,161   3,435,131           --     477,161   3,435,131
  40     1,648,917          --     750,000     5,741,192           --     406,594   5,741,192           --     406,594   5,741,192


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $750,000             MALE -- INSURANCE AGE 60 -- STANDARD NONSMOKER                GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                       FEMALE -- INSURANCE AGE 60 -- STANDARD NONSMOKER                 ANNUAL PREMIUM $13,000
------------------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
        ACCUMULATED             DEATH BENEFIT                          POLICY VALUE                    CASH SURRENDER VALUE
END OF  WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%         6%           12%           0%          6%         12%           0%          6%        12%
------------------------------------------------------------------------------------------------------------------------------------
     1  $   13,650    $750,000    $750,000    $  750,000     $ 11,344    $ 12,066  $   12,788     $     --    $     --  $       --
     2      27,983     750,000     750,000       750,000       22,261      24,408      26,642        4,703       6,850       9,085
     3      43,032     750,000     750,000       750,000       32,712      36,990      41,622       15,155      19,432      24,065
     4      58,833     750,000     750,000       750,000       42,646      49,760      57,781       25,089      32,203      40,223
     5      75,425     750,000     750,000       750,000       52,001      62,657      75,167       34,444      45,100      57,610
     6      92,846     750,000     750,000       750,000       60,705      75,606      93,834       44,904      59,804      78,033
     7     111,138     750,000     750,000       750,000       68,683      88,527     113,840       54,637      74,481      99,794
     8     130,345     750,000     750,000       750,000       75,857     101,340     135,256       63,567      89,050     122,966
     9     150,513     750,000     750,000       750,000       82,134     113,946     158,161       71,600     103,412     147,627
    10     171,688     750,000     750,000       750,000       87,398     126,227     182,637       78,620     117,448     173,858
    15     294,547     750,000     750,000       750,000       93,743     178,529     335,097       93,743     178,529     335,097
    20     451,350     750,000     750,000       750,000       24,600     175,621     553,609       24,600     175,621     553,609
    25     651,475          --     750,000       983,272           --       2,197     936,449           --       2,197     936,449
    30     906,890          --          --     1,607,916           --          --   1,531,349           --          --   1,531,349
    35   1,232,872          --          --     2,486,195           --          --   2,461,579           --          --   2,461,579
    40   1,648,917          --          --     4,041,434           --          --   4,041,434           --          --   4,041,434


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

KEY TERMS


THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

FIXED ACCOUNT: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

   -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

   -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

-  On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life of New York expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.


VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.


VARIABLE ACCOUNT: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

Additional information about IDS Life of New York Account 8 (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New York at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251

Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-5213

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203
(800) 541-2251

S-6203 D (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                              IDS LIFE OF NEW YORK


                    SUCCESSION SELECT VARIABLE LIFE INSURANCE
                            (SUCCESSION SELECT - NY)

                       VARIABLE UNIVERSAL LIFE (VUL - NY)

                   VARIABLE UNIVERSAL LIFE III (VUL III - NY)

                    VARIABLE UNIVERSAL LIFE IV (VUL IV - NY)

           VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES (VUL IV ES - NY)

                                 APRIL 30, 2004



ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK
           20 Madison Avenue Extension
           Albany, NY 12203
           Phone: (800) 541-2251
           Web site address: americanexpress.com

           IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS


INFORMATION ABOUT IDS LIFE OF NEW YORK                                      P. 3
   Ownership                                                                p. 3
   State Regulation                                                         p. 3
   Reports                                                                  p. 3
   Rating Agencies                                                          p. 3
PRINCIPAL UNDERWRITER                                                       P. 3
THE VARIABLE ACCOUNT                                                        P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                  P. 4
   Additional Information on Payment Options for Succession
     Select - NY, VUL - NY, VUL III - NY,
     VUL IV - NY and VUL IV ES - NY                                         p. 4
INDEPENDENT AUDITORS                                                        P. 8
FINANCIAL INFORMATION                                                       P. 8


                         IDS LIFE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.


We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP


IDS Life of New York, a New York corporation, is a wholly-owned subsidiary of IDS Life, a Minnesota Corporation, which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life.


STATE REGULATION

We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch -- Rates insurance companies for their claims-paying ability. Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy. Representatives of IDS Life of New York are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA  currently  pays  underwriting   commissions  for  its  role  as  principal
underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been:
2003:  $2,433,623;  2002:  $1,983,108;  and 2001:  $3,177,060.  AEFA  retains no underwriting commission from the sale of the policy. Please refer to the prospectus for commissions paid on the policy.


                         IDS LIFE OF NEW YORK ACCOUNT 8

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT - NY, VUL - NY, VUL III - NY, VUL IV - NY AND VUL IV ES - NY


SUCCESSION SELECT - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                  (YEARS)                       PLACED UNDER OPTION B
                    10                                $  9.61
                    15                                   6.87
                    20                                   5.51
                    25                                   4.71
                    30                                   4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.


OPTION C TABLE

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
AGE               BEGINNING                           5 YEARS            10 YEARS           15 YEARS
PAYEE              IN YEAR                        MALE     FEMALE     MALE    FEMALE     MALE    FEMALE
65                  2005                         $ 5.28    $ 4.68    $ 5.16   $ 4.63    $ 4.96   $ 4.54
                    2010                           5.19      4.61      5.08     4.57      4.90     4.49
                    2015                           5.11      4.55      5.01     4.51      4.84     4.43
                    2020                           5.03      4.49      4.94     4.45      4.78     4.39
                    2025                           4.95      4.43      4.87     4.40      4.73     4.34
                    2030                           4.88      4.38      4.81     4.35      4.68     4.30
70                  2005                           6.15      5.37      5.88     5.26      5.49     5.07
                    2010                           6.03      5.28      5.79     5.18      5.42     5.00
                    2015                           5.92      5.19      5.70     5.10      5.36     4.94
                    2020                           5.81      5.10      5.61     5.03      5.30     4.88
                    2025                           5.71      5.03      5.53     4.96      5.24     4.83
                    2030                           5.61      4.95      5.45     4.89      5.18     4.77
75                  2005                           7.30      6.36      6.74     6.09      6.01     5.67
                    2010                           7.14      6.23      6.63     5.99      5.95     5.60
                    2015                           6.99      6.10      6.52     5.89      5.90     5.54
                    2020                           6.84      5.99      6.42     5.79      5.84     5.47
                    2025                           6.71      5.88      6.32     5.71      5.78     5.41
                    2030                           6.58      5.78      6.23     5.62      5.73     5.35
85                  2005                          10.68      9.65      8.52     8.14      6.73     6.64
                    2010                          10.45      9.41      8.44     8.04      6.72     6.62
                    2015                          10.22      9.19      8.36     7.93      6.70     6.59
                    2020                          10.00      8.98      8.27     7.83      6.68     6.57
                    2025                           9.79      8.78      8.19     7.74      6.67     6.54
                    2030                           9.60      8.59      8.11     7.64      6.65     6.52

VUL - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                  (YEARS)                       PLACED UNDER OPTION B
                     5                                $  18.32
                    10                                   10.06
                    15                                    7.34
                    20                                    6.00
                    25                                    5.22
                    30                                    4.72

We will furnish monthly amounts for other payment periods at your request, without charge.


                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH        ADJUSTMENT       CALENDAR YEAR OF PAYEE'S BIRTH         ADJUSTMENT
         Before 1920                      0                     1945-1949                         6
         1920-1924                        1                     1950-1959                         7
         1925-1929                        2                     1960-1969                         8
         1930-1934                        3                     1970-1979                         9
         1935-1939                        4                     1980-1989                        10
         1940-1944                        5                    After 1989                        11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                         LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------
                                             10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                        MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                       $ 4.81   $ 4.47   $ 4.74   $ 4.45   $ 4.65   $ 4.40
55                                         5.20     4.80     5.09     4.74     4.94     4.87
60                                         5.70     5.22     5.51     5.12     5.25     4.98
65                                         6.35     5.77     5.98     5.58     5.54     5.32
70                                         7.14     6.50     6.47     6.12     5.77     5.63
75                                         8.00     7.40     6.87     6.64     5.91     5.85

VUL III - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                     PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                        (YEARS)                       PLACED UNDER OPTION B
                          10                               $ 9.61
                          15                                 6.87
                          20                                 5.51
                          25                                 4.71
                          30                                 4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

   CALENDAR YEAR                                              CALENDAR YEAR
 OF PAYEE'S BIRTH              ADJUSTMENT                   OF PAYEE'S BIRTH              ADJUSTMENT
    Before 1920                     0                           1945-1949                      6
      1920-1924                     1                           1950-1959                      7
      1925-1929                     2                           1960-1969                      8
      1930-1934                     3                           1970-1979                      9
      1935-1939                     4                           1980-1989                     10
      1940-1944                     5                          After 1989                     11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                         LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------
                                             10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                        MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                       $ 4.22   $ 3.89   $ 4.17   $ 3.86   $ 4.08   $ 3.82
55                                         4.62     4.22     4.53     4.18     4.39     4.11
60                                         5.14     4.66     4.96     4.57     5.71     4.44
65                                         5.81     5.22     5.46     5.05     5.02     4.79
70                                         6.61     5.96     5.96     5.60     5.27     5.12
75                                         7.49     6.89     6.38     6.14     5.42     5.35

VUL IV - NY/VUL IV ES - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                  (YEARS)                       PLACED UNDER OPTION B
                    10                                $   9.61
                    15                                    6.87
                    20                                    5.51
                    25                                    4.71
                    30                                    4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C-- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
AGE               BEGINNING                           5 YEARS            10 YEARS           15 YEARS
PAYEE              IN YEAR                        MALE     FEMALE     MALE    FEMALE     MALE    FEMALE
65                  2005                         $ 5.28    $ 4.68    $ 5.16   $ 4.63    $ 4.96   $ 4.54
                    2010                           5.19      4.61      5.08     4.57      4.90     4.49
                    2015                           5.11      4.55      5.01     4.51      4.84     4.43
                    2020                           5.03      4.49      4.94     4.45      4.78     4.39
                    2025                           4.95      4.43      4.87     4.40      4.73     4.34
                    2030                           4.88      4.38      4.81     4.35      4.68     4.30
70                  2005                           6.15      5.37      5.88     5.26      5.49     5.07
                    2010                           6.03      5.28      5.79     5.18      5.42     5.00
                    2015                           5.92      5.19      5.70     5.10      5.36     4.94
                    2020                           5.81      5.10      5.61     5.03      5.30     4.88
                    2025                           5.71      5.03      5.53     4.96      5.24     4.83
                    2030                           5.61      4.95      5.45     4.89      5.18     4.77
75                  2005                           7.30      6.36      6.74     6.09      6.01     5.67
                    2010                           7.14      6.23      6.63     5.99      5.95     5.60
                    2015                           6.99      6.10      6.52     5.89      5.90     5.54
                    2020                           6.84      5.99      6.42     5.79      5.84     5.47
                    2025                           6.71      5.88      6.32     5.71      5.78     5.41
                    2030                           6.58      5.78      6.23     5.62      5.73     5.35
85                  2005                          10.68      9.65      8.52     8.14      6.73     6.64
                    2010                          10.45      9.41      8.44     8.04      6.72     6.62
                    2015                          10.22      9.19      8.36     7.93      6.70     6.59
                    2020                          10.00      8.98      8.27     7.83      6.68     6.57
                    2025                           9.79      8.78      8.19     7.74      6.67     6.54
                    2030                           9.60      8.59      8.11     7.64      6.65     6.52


The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2003 and 2002, and for each of the three years in the period ended Dec. 31, 2003, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Succession Select Variable Life Insurance, IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life, IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life III, IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life IV and IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life IV - Estate Series at Dec. 31, 2003, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                         IDS LIFE OF NEW YORK ACCOUNT 8

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 82 segregated asset subaccounts of IDS Life of New York Account 8, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers and the unit investment trust sponsor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 82 segregated asset subaccounts of IDS Life of New York Account 8, referred to in Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 19, 2004

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003                                              YEI            YEQ            YGS            YIN            YIT
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    121,832   $ 69,148,104   $  1,371,684   $  6,272,309  $ 16,155,574
                                                           -----------------------------------------------------------------------
    at market value                                        $    148,756   $ 40,050,116   $  1,382,050   $  6,306,064  $ 11,655,494
Dividends receivable                                                 --             --          4,335         20,620            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     38            455          6,329             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    148,794     40,050,571      1,392,714      6,326,684    11,655,494
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  118         32,597          1,126          5,182         9,484
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --          2,435         1,749
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   118         32,597          1,126          7,617        11,233
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           148,676     40,017,974      1,391,588      6,319,067    11,644,261
Net assets applicable to seed money                                  --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    148,676   $ 40,017,974   $  1,391,588   $  6,319,067  $ 11,644,261
==================================================================================================================================
Accumulation units outstanding                                  128,543     12,987,622        491,805      2,139,380     7,291,049
==================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       3.08   $       2.83   $       2.95  $       1.60
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YMA            YMM            YBC            YCR            YCM
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $ 35,377,741   $  2,833,498   $    101,314   $    182,398  $  1,104,193
                                                           -----------------------------------------------------------------------
    at market value                                        $ 29,027,989   $  2,833,474   $    111,634   $    202,167  $  1,104,193
Dividends receivable                                                 --          1,673             --             --           443
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --            958             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 29,027,989      2,835,147        112,592        202,167     1,104,636
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               23,651          2,386             91            160           900
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                         1,078          1,051             --            458           206
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                24,729          3,437             91            618         1,106
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                        29,003,260      2,831,710        112,501        201,549     1,103,530
Net assets applicable to seed money                                  --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 29,003,260   $  2,831,710   $    112,501   $    201,549  $  1,103,530
==================================================================================================================================
Accumulation units outstanding                                9,390,615      1,542,156        146,287        290,414     1,080,819
==================================================================================================================================
Net asset value per accumulation unit                      $       3.09   $       1.84   $       0.77   $       0.69  $       1.02
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YBD            YDE            YEM            YES            YGB
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $  2,525,472   $  2,500,564   $    131,477   $      4,152  $    527,707
                                                           -----------------------------------------------------------------------
    at market value                                        $  2,556,231   $  2,908,016   $    150,666   $      4,288  $    559,298
Dividends receivable                                              8,182             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    895             --             --             57           132
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,565,308      2,908,016        150,666          4,345       559,430
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                2,090          2,242            128              4           451
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --            329              3             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,090          2,571            131              4           451
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                         2,563,218      2,905,445        150,535          4,319       558,979
Net assets applicable to seed money                                  --             --             --             22            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,563,218   $  2,905,445   $    150,535   $      4,341  $    558,979
==================================================================================================================================
Accumulation units outstanding                                2,196,689      2,516,893        127,113          3,900       413,640
==================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.15   $       1.18   $       1.11  $       1.35
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YGR            YEX            YIE            YMF            YND
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    743,767   $  1,815,755   $    121,547   $    414,728  $  5,505,536
                                                           -----------------------------------------------------------------------
    at market value                                        $    783,754   $  1,932,984   $    136,566   $    436,764  $  5,786,598
Dividends receivable                                                 --         12,626             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    650          3,040          1,345             --           754
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    784,404      1,948,650        137,911        436,764     5,787,352
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  604          1,596            107            336         4,666
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --            187            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   604          1,596            107            523         4,666
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           783,800      1,947,054        137,804        436,241     5,782,686
Net assets applicable to seed money                                  --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    783,800   $  1,947,054   $    137,804   $    436,241  $  5,782,686
==================================================================================================================================
Accumulation units outstanding                                1,454,783      1,704,147        248,600        514,959     8,149,264
==================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       1.14   $       0.55   $       0.85  $       0.71
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YPS            YIV            YFI            YSM            YST
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $      6,061   $  2,469,730   $  1,283,946   $    462,869  $        957
                                                           -----------------------------------------------------------------------
    at market value                                        $      6,345   $  2,715,337   $  1,275,152   $    575,966  $        969
Dividends receivable                                                 --             --          2,808             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          5,186            173             32            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,345      2,720,523      1,278,133        575,998           969
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    4          2,164          1,044            454            --
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4          2,164          1,044            454            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                             6,317      2,718,359      1,277,089        575,544           958
Net assets applicable to seed money                                  24             --             --             --            11
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,341   $  2,718,359   $  1,277,089   $    575,544  $        969
==================================================================================================================================
Accumulation units outstanding                                    5,371      3,339,112      1,139,170        527,389           874
==================================================================================================================================
Net asset value per accumulation unit                      $       1.18   $       0.81   $       1.12   $       1.09  $       1.10
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YSA            YCA            YAC            YCD            YAD
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    221,527   $    214,893   $      2,472   $    300,138  $      1,730
                                                           -----------------------------------------------------------------------
    at market value                                        $    217,712   $    227,423   $      2,520   $    345,957  $      1,817
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             37             --             43             6
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --            181            101            281             1
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    217,712        227,641          2,621        346,281         1,824
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  175            181              1            281             1
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                             4             --            100             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             37             --             43            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   179            218            101            324             1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           217,533        227,423          2,487        345,957         1,800
Net assets applicable to seed money                                  --             --             33             --            23
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    217,533   $    227,423   $      2,520   $    345,957  $      1,823
==================================================================================================================================
Accumulation units outstanding                                  659,853        348,112          2,218        361,232         1,572
==================================================================================================================================
Net asset value per accumulation unit                      $       0.33   $       0.65   $       1.12   $       0.96  $       1.15
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YGI            YAL            YAB            YIR            YAI
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $ 23,637,726   $     17,666   $      2,277   $    963,365  $      8,458
                                                           -----------------------------------------------------------------------
    at market value                                        $ 20,865,727   $     18,621   $      2,391   $  1,035,203  $      8,941
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    446            172             --            141            27
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                          17,070             12              1            847             6
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 20,883,243         18,805          2,392      1,036,191         8,974
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               17,070             12              1            847             6
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         446            172             --            141            27
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                17,516            184              1            988            33
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                        20,865,727         18,588          2,368      1,035,203         8,930
Net assets applicable to seed money                                  --             33             23             --            11
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 20,865,727   $     18,621   $      2,391   $  1,035,203  $      8,941
==================================================================================================================================
Accumulation units outstanding                               14,863,194         16,615          2,030      1,507,876         7,850
==================================================================================================================================
Net asset value per accumulation unit                      $       1.40   $       1.12   $       1.17   $       0.69  $       1.14
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YVL            YAV            YSB            YEG            YSC
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $  3,650,711   $     12,145   $    259,517   $    188,915  $    298,259
                                                           -----------------------------------------------------------------------
    at market value                                        $  4,223,539   $     12,872   $    275,519   $    207,808  $    343,594
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  1,810             --          3,495             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           3,404            923            220            558           294
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,228,753         13,795        279,234        208,366       343,888
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                3,404              8            220            148           281
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --            915             --            410            13
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       1,810             --          3,495             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,214            923          3,715            558           294
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                         4,223,539         12,861        275,519        207,808       343,594
Net assets applicable to seed money                                  --             11             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,223,539   $     12,872   $    275,519   $    207,808  $    343,594
==================================================================================================================================
Accumulation units outstanding                                3,179,273         11,295        311,951        262,024       564,263
==================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.14   $       0.88   $       0.79  $       0.61
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YCG            YGC            YFG            YMP            YFM
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $      1,536   $  4,466,420   $     49,851   $  4,661,381  $     90,552
                                                           -----------------------------------------------------------------------
    at market value                                        $      1,577   $  4,893,183   $     51,784   $  5,887,309  $     97,017
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    172          6,246             --          2,674            15
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               1          3,891            133          4,764            71
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,750      4,903,320         51,917      5,894,747        97,103
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    1          3,891             36          4,764            71
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             97             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         172          6,246             --          2,674            15
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   173         10,137            133          7,438            86
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                             1,577      4,893,183         51,763      5,887,309        96,982
Net assets applicable to seed money                                  --             --             21             --            35
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,577   $  4,893,183   $     51,784   $  5,887,309  $     97,017
==================================================================================================================================
Accumulation units outstanding                                    1,412      5,423,541         48,375      4,844,506        81,966
==================================================================================================================================
Net asset value per accumulation unit                      $       1.12   $       0.90   $       1.07   $       1.22  $       1.18
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YOS            YFO            YRE            YSV            YMS
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    791,944   $     17,165   $  1,652,894   $    619,395  $     13,690
                                                           -----------------------------------------------------------------------
    at market value                                        $    943,374   $     18,466   $  2,053,109   $    758,832  $     14,649
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           1,228             13          2,031            752           604
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    944,602         18,479      2,055,140        759,584        15,253
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  734             13          1,655            616            11
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                           494             --            376            136           593
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,228             13          2,031            752           604
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           943,374         18,442      2,053,109        758,832        14,627
Net assets applicable to seed money                                  --             24             --             --            22
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    943,374   $     18,466   $  2,053,109   $    758,832  $     14,649
==================================================================================================================================
Accumulation units outstanding                                1,119,166         15,233      1,304,659        529,331        13,110
==================================================================================================================================
Net asset value per accumulation unit                      $       0.84   $       1.21   $       1.57   $       1.43  $       1.12
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YIF            YSE            YUE            YMC            YID
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $  1,481,437   $    391,066   $    499,019   $  2,658,075  $         39
                                                           -----------------------------------------------------------------------
    at market value                                        $  1,692,372   $    490,771   $    556,188   $  3,110,427  $         40
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    128             --             54            238            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           1,397          1,311            428          2,505           310
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,693,897        492,082        556,670      3,113,170           350
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,397            401            428          2,505            --
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --            910             --             --           310
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         128             --             54            238            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,525          1,311            482          2,743           310
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                         1,692,372        490,771        556,188      3,110,427            18
Net assets applicable to seed money                                  --             --             --             --            22
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,692,372   $    490,771   $    556,188   $  3,110,427  $         40
==================================================================================================================================
Accumulation units outstanding                                1,870,193        392,778        674,910      2,169,159            16
==================================================================================================================================
Net asset value per accumulation unit                      $       0.90   $       1.25   $       0.82   $       1.43  $       1.15
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YFS            YTC            YTL            YGT            YIG
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $      1,331   $      6,966   $        984   $    199,984  $  1,299,143
                                                           -----------------------------------------------------------------------
    at market value                                        $      1,375   $      6,943   $      1,015   $    211,075  $  1,416,280
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --              6            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               1              5              1            166         1,256
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,376          6,948          1,016        211,247     1,417,536
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    1              5              1            166         1,167
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            89
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --              6            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1              5              1            172         1,256
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                             1,353          6,920          1,004        211,075     1,416,280
Net assets applicable to seed money                                  22             23             11             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,375   $      6,943   $      1,015   $    211,075  $  1,416,280
==================================================================================================================================
Accumulation units outstanding                                    1,215          5,885            875        472,172     2,027,252
==================================================================================================================================
Net asset value per accumulation unit                      $       1.11   $       1.18   $       1.15   $       0.45  $       0.70
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YAG            YIP            YGW            YDS            YUT
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    326,432   $    789,646   $  1,169,052   $  1,345,900  $        653
                                                           -----------------------------------------------------------------------
    at market value                                        $    343,743   $    908,117   $  1,153,054   $  1,436,374  $        710
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    646            377          1,387             18            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                             286            727            944          1,199             1
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    344,675        909,221      1,155,385      1,437,591           711
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  286            727            944          1,199             1
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         646            377          1,387             18            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   932          1,104          2,331          1,217             1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           343,743        908,117      1,153,054      1,436,374           687
Net assets applicable to seed money                                  --             --             --             --            23
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    343,743   $    908,117   $  1,153,054   $  1,436,374  $        710
==================================================================================================================================
Accumulation units outstanding                                  707,706      1,077,341      1,865,370      1,751,013           601
==================================================================================================================================
Net asset value per accumulation unit                      $       0.49   $       0.84   $       0.62   $       0.82  $       1.14
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YPE            YEU            YHS            YPH            YPI
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $      5,895   $         10   $      3,105   $    484,030  $     32,202
                                                           -----------------------------------------------------------------------
    at market value                                        $      6,351   $         12   $      3,313   $    529,938  $     34,839
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    172             --             --          1,849            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               5             --              3            426            27
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,528             12          3,316        532,213        34,866
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    5             --              3            426            27
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         172             --             --          1,849            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   177             --              3          2,275            27
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                             6,329             --          3,291        529,938        34,816
Net assets applicable to seed money                                  22             12             22             --            23
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,351   $         12   $      3,313   $    529,938  $     34,839
==================================================================================================================================
Accumulation units outstanding                                    5,705             --          3,040        426,609        29,986
==================================================================================================================================
Net asset value per accumulation unit                      $       1.11   $       1.19   $       1.08   $       1.24  $       1.16
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YIO            YNO            YVS            YMI            YSO
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    486,507   $ 22,661,727   $    387,616   $  3,362,573  $      2,438
                                                           -----------------------------------------------------------------------
    at market value                                        $    573,415   $ 14,347,491   $    395,539   $  4,133,130  $      2,527
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     45             --             --          1,669            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                             467         12,600            355          3,343             1
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    573,927     14,360,091        395,894      4,138,142         2,528
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                   467         11,860            344          3,343             1
   Transaction charge                                                --             --             --             --            --
   Contract terminations                                             --            740             11             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          45             --             --          1,669            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   512         12,600            355          5,012             1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           573,415     14,347,491        395,539      4,133,130         2,505
Net assets applicable to seed money                                  --             --             --             --            22
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    573,415   $ 14,347,491   $    395,539   $  4,133,130  $      2,527
==================================================================================================================================
Accumulation units outstanding                                  774,735     12,580,822        721,924      2,482,809         2,213
==================================================================================================================================
Net asset value per accumulation unit                      $       0.74   $       1.14   $       0.55   $       1.66  $       1.13
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YVA            YIC            YSP            YAA            YWI
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $  3,845,113   $  1,123,603   $  2,405,875   $      2,685  $      8,497
                                                           -----------------------------------------------------------------------
    at market value                                        $  4,803,221   $  1,373,223   $  2,962,742   $      2,730  $      9,268
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  2,155            930          1,332             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           3,879          1,084          2,361             98             8
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,809,255      1,375,237      2,966,435          2,828         9,276
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                3,879          1,084          2,361              1             8
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             97            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       2,155            930          1,332             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,034          2,014          3,693             98             8
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                         4,803,221      1,373,223      2,962,742          2,708         9,256
Net assets applicable to seed money                                  --             --             --             22            12
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,803,221   $  1,373,223   $  2,962,742   $      2,730  $      9,268
==================================================================================================================================
Accumulation units outstanding                                3,110,270      1,556,796      2,194,268          2,447         7,801
==================================================================================================================================
Net asset value per accumulation unit                      $       1.54   $       0.88   $       1.35   $       1.11  $       1.19
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                                     ----------------------------
DECEMBER 31, 2003 (CONTINUED)                                                                              YWS           Y04
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                                                             $   16,622   $    415,740
                                                                                                     ----------------------------
    at market value                                                                                     $   17,462   $    646,963
Dividends receivable                                                                                            --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                                                --             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                                                                         13          1,375
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                17,475        648,338
=================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                                              13            530
    Transaction charge                                                                                          --            147
    Contract terminations                                                                                       --            915
Payable to mutual funds, portfolios and the trust
  for investments purchased                                                                                     --             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                               13          1,592
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                                                                       17,450        646,746
Net assets applicable to seed money                                                                             12             --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                        $   17,462     $  646,746
=================================================================================================================================
Accumulation units outstanding                                                                              14,846        157,202
=================================================================================================================================
Net asset value per accumulation unit                                                                   $     1.18     $     4.11
=================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   YEI            YEQ            YGS            YIN           YIT
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      1,921   $         --   $     46,389   $    240,278  $    109,285
Variable account expenses                                           962        325,469         12,796         59,120        90,260
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     959       (325,469)        33,593        181,158        19,025
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          19,927      3,815,336        292,500      1,000,212     1,216,344
    Cost of investments sold                                     22,221      7,720,188        286,183        996,434     2,048,878
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,294)    (3,904,852)         6,317          3,778      (832,534)
Distributions from capital gains                                     --             --         23,267             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    41,076     12,690,756        (47,701)        33,599     3,304,357
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   38,782      8,785,904        (18,117)        37,377     2,471,823
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     39,741   $  8,460,435   $     15,476   $    218,535  $  2,490,848
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       YMA            YMM            YBC            YCR           YCM
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $    483,219   $     23,015   $        700   $        546  $      5,567
Variable account expenses                                       239,089         30,180            718            789         9,896
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 244,130         (7,165)           (18)          (243)       (4,329)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       3,042,109      4,493,440         12,255         30,008     1,673,001
    Cost of investments sold                                  4,245,602      4,493,509         13,728         30,884     1,673,002
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,203,493)           (69)        (1,473)          (876)           (1)
Distributions from capital gains                                     --              3             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 6,235,994             69         22,505         24,467             2
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                5,032,501              3         21,032         23,591             1
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  5,276,631   $     (7,162)  $     21,014   $     23,348  $     (4,328)
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YBD            YDE            YEM           YES(1)         YGB
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $     87,263   $     27,422   $      1,900   $         --  $     31,806
Variable account expenses                                        22,022         15,580            922              5         3,916
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  65,241         11,842            978             (5)       27,890
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         399,018        124,057        238,078             90       134,980
    Cost of investments sold                                    395,017        139,392        221,927             89       128,936
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,001        (15,335)        16,151              1         6,044
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    13,049        643,903         23,083            136        16,064
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,050        628,568         39,234            137        22,108
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     82,291   $    640,410   $     40,212   $        132  $     49,998
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       YGR            YEX            YIE            YMF           YND
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      1,036   $    113,022   $        806   $      5,777  $     31,657
Variable account expenses                                         4,376         13,408            766          2,323        42,159
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,340)        99,614             40          3,454       (10,502)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          67,351        443,065         61,732         40,759       494,947
    Cost of investments sold                                     71,773        435,829         61,595         43,715       516,885
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,422)         7,236            137         (2,956)      (21,938)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   100,007        206,953         22,620         48,260     1,042,567
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   95,585        214,189         22,757         45,304     1,020,629
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     92,245   $    313,803   $     22,797   $     48,758  $  1,010,127
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YPS(1)          YIV            YFI            YSM          YST(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $          1   $     22,882   $     29,171   $         --  $         --
Variable account expenses                                             8         17,130         11,420          3,055            --
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)         5,752         17,751         (3,055)           --
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                             150        314,199        383,069         17,196             6
    Cost of investments sold                                        147        354,737        383,033         18,332             6
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3        (40,538)            36         (1,136)           --
Distributions from capital gains                                     74             --          6,152             --            --
Net change in unrealized appreciation or
  depreciation of investments                                       284        517,096        (16,724)       142,701            12
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      361        476,558        (10,536)       141,565            12
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        354   $    482,310   $      7,215   $    138,510  $         12
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YSA            YCA           YAC(1)          YCD          YAD(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $         --   $         --   $         --   $         --  $         --
Variable account expenses                                         1,490          1,461              1          2,342             3
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,490)        (1,461)            (1)        (2,342)           (3)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          32,695         22,786            111         44,176            20
    Cost of investments sold                                     40,645         25,403            109         48,363            19
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,950)        (2,617)             2         (4,187)            1
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    49,733         45,864             48         84,665            87
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   41,783         43,247             50         80,478            88
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     40,293   $     41,786   $         49   $     78,136  $         85
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YGI           YAL(1)         YAB(1)          YIR          YAI(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $    189,408   $         --   $         --   $      4,844  $         --
Variable account expenses                                       165,596             18              2          6,901            11
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  23,812            (18)            (2)        (2,057)          (11)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       1,437,546             27             63         72,696           210
    Cost of investments sold                                  1,898,086             27             62         78,203           208
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (460,540)            --              1         (5,507)            2
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 4,371,260            955            114        192,227           483
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                3,910,720            955            115        186,720           485
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  3,934,532   $        937   $        113   $    184,663  $        474
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YVL           YAV(1)          YSB            YEG           YSC
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $     32,059   $         --   $      4,832   $         --  $         --
Variable account expenses                                        29,032             13          1,596            770         2,320
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,027            (13)         3,236           (770)       (2,320)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         263,032          1,062         30,340         49,691       113,442
    Cost of investments sold                                    272,863          1,008         32,086         47,300       108,533
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (9,831)            54         (1,746)         2,391         4,909
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   853,815            727         29,397         24,857        98,827
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  843,984            781         27,651         27,248       103,736
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    847,011   $        768   $     30,887   $     26,478  $    101,416
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YCG(2)          YGC           YFG(1)          YMP          YFM(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $          5   $     26,333   $         --   $     10,222  $         --
Variable account expenses                                             1         29,930             64         36,441           128
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4         (3,597)           (64)       (26,219)         (128)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                              50        130,668          1,347        216,486            67
    Cost of investments sold                                         48        132,565          1,327        216,556            63
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2         (1,897)            20            (70)            4
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                        41        685,476          1,933      1,442,118         6,465
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       43        683,579          1,953      1,442,048         6,469
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         47   $    679,982   $      1,889   $  1,415,829  $      6,341
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YOS           YFO(1)          YRE            YSV          YMS(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      2,755   $         --   $     36,749   $      1,117  $         --
Variable account expenses                                         4,815             24         13,529          4,878            26
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,060)           (24)        23,220         (3,761)          (26)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          32,178            569        157,770         90,482           689
    Cost of investments sold                                     35,948            543        146,083         95,492           647
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,770)            26         11,687         (5,010)           42
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   223,656          1,301        420,125        167,240           959
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  219,886          1,327        431,812        162,230         1,001
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    217,826   $      1,303   $    455,032   $    158,469  $        975
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YIF            YSE            YUE            YMC          YID(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $     19,711   $        956   $      3,346   $     23,807  $         --
Variable account expenses                                        10,541          3,456          3,480         20,107            --
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,170         (2,500)          (134)         3,700            --
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         157,335         65,465         51,123        207,559           312
    Cost of investments sold                                    165,008         59,541         51,110        203,658           299
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,673)         5,924             13          3,901            13
Distributions from capital gains                                     --         14,082             --         31,248            --
Net change in unrealized appreciation or
  depreciation of investments                                   356,315        132,234        105,628        556,442             1
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  348,642        152,240        105,641        591,591            14
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    357,812   $    149,740   $    105,507   $    595,291  $         14
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YFS(1)         YTC(1)         YTL(1)          YGT           YIG
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $          4   $         --   $         --   $         --  $     11,241
Variable account expenses                                             1              8              1          1,309        10,250
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       3             (8)            (1)        (1,309)          991
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                               4             72              3         56,223       198,840
    Cost of investments sold                                          4             74              3         60,556       223,950
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             (2)            --         (4,333)      (25,110)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                        44            (23)            31         60,078       379,301
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       44            (25)            31         55,745       354,191
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         47   $        (33)  $         30   $     54,436  $    355,182
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YAG            YIP            YGW            YDS          YUT(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $         --   $      1,914   $         --   $         --  $         --
Variable account expenses                                         2,574          5,101          8,322         10,689             1
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,574)        (3,187)        (8,322)       (10,689)           (1)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          49,357         66,562         99,005        156,860            27
    Cost of investments sold                                     53,178         68,730        112,281        173,438            26
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,821)        (2,168)       (13,276)       (16,578)            1
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    90,916        165,457        199,154        361,251            57
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   87,095        163,289        185,878        344,673            58
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     84,521   $    160,102   $    177,556   $    333,984  $         57
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YPE(1)         YEU(1)         YHS(1)          YPH          YPI(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $         29   $         --   $         --   $     30,495  $         --
Variable account expenses                                            11             --              5          3,510            43
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      18             --             (5)        26,985           (43)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                              19             --             78        119,590           212
    Cost of investments sold                                         18             --             76        117,333           207
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --              2          2,257             5
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                       456              2            208         55,392         2,637
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      457              2            210         57,649         2,642
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        475   $          2   $        205   $     84,634  $      2,599
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YIO            YNO            YVS            YMI          YSO(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      1,162   $         --   $         --   $         --  $         --
Variable account expenses                                         3,935        116,187          3,326         26,139             2
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,773)      (116,187)        (3,326)       (26,139)           (2)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         225,197      1,420,547        111,773        325,091           142
    Cost of investments sold                                    224,419      2,596,500        121,683        308,427           136
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    778     (1,175,953)        (9,910)        16,664             6
Distributions from capital gains                                     --             --             --        151,563            --
Net change in unrealized appreciation or
  depreciation of investments                                   136,040      4,795,385        118,015      1,046,615            89
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  136,818      3,619,432        108,105      1,214,842            95
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    134,045   $  3,503,245   $    104,779   $  1,188,703  $         93
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YVA            YIC            YSP           YAA(1)        YWI(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      6,823   $      1,839   $         --   $         12  $         --
Variable account expenses                                        31,784          7,000         16,684              1            14
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (24,961)        (5,161)       (16,684)            11           (14)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         206,062        189,706        146,343            116           190
    Cost of investments sold                                    208,017        172,273        134,213            114           189
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,955)        17,433         12,130              2             1
Distributions from capital gains                                 68,643             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 1,216,826        325,536        660,481             45           771
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,283,514        342,969        672,611             47           772
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,258,553   $    337,808   $    655,927   $         58  $        758
==================================================================================================================================

                                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                                       ----------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                                                                  YWS(1)         Y04
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and the trust                                             $         --  $         --
Variable account expenses                                                                                         24         7,816
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                  (24)       (7,816)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                                                                          127       106,237
    Cost of investments sold                                                                                     124        67,960
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                   3        38,277
Distributions from capital gains                                                                                  --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                                    840       (25,142)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                   843        13,135
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                             $        819  $      5,319
==================================================================================================================================

(1)  For the period Aug. 18, 2003 (commencement of operations) to Dec. 31, 2003.
(2)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   YEI            YEQ            YGS            YIN           YIT
OPERATIONS
Investment income (loss) -- net                            $        959   $   (325,469)  $     33,593   $    181,158  $     19,025
Net realized gain (loss) on sales of investments                 (2,294)    (3,904,852)         6,317          3,778      (832,534)
Distributions from capital gains                                     --             --         23,267             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    41,076     12,690,756        (47,701)        33,599     3,304,357
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      39,741      8,460,435         15,476        218,535     2,490,848
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,340      5,447,889        192,667        633,076     1,524,936
Net transfers(1)                                                 11,655     (2,852,438)       136,915       (427,692)   (1,028,983)
Transfers for policy loans                                          193        (82,892)       (20,505)        (3,470)      (17,599)
Policy charges                                                   (5,038)    (2,696,788)       (98,097)      (480,763)     (619,601)
Contract terminations:
    Surrender benefits                                           (2,986)    (1,565,435)       (80,527)      (181,205)     (309,117)
    Death benefits                                                   --        (16,581)            --        (14,153)         (431)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   27,164     (1,766,245)       130,453       (474,207)     (450,795)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  81,771     33,323,784      1,245,659      6,574,739     9,604,208
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    148,676   $ 40,017,974   $  1,391,588   $  6,319,067  $ 11,644,261
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           99,120     13,651,225        445,277      2,302,237     7,630,987
Contract purchase payments                                       26,483      2,033,662         68,395        216,570     1,149,299
Net transfers(1)                                                 11,373     (1,033,685)        53,712       (137,980)     (762,530)
Transfers for policy loans                                          232        (30,634)        (7,249)        (1,028)      (10,823)
Policy charges                                                   (5,431)    (1,047,382)       (39,626)      (173,589)     (483,275)
Contract terminations:
    Surrender benefits                                           (3,234)      (579,330)       (28,704)       (62,014)     (232,321)
    Death benefits                                                   --         (6,234)            --         (4,816)         (288)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                128,543     12,987,622        491,805      2,139,380     7,291,049
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       YMA            YMM            YBC            YCR           YCM
OPERATIONS
Investment income (loss) -- net                            $    244,130   $     (7,165)  $        (18)  $       (243) $     (4,329)
Net realized gain (loss) on sales of investments             (1,203,493)           (69)        (1,473)          (876)           (1)
Distributions from capital gains                                     --              3             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 6,235,994             69         22,505         24,467             2
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   5,276,631         (7,162)        21,014         23,348        (4,328)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,499,024      1,374,699         26,697         35,058       794,579
Net transfers(1)                                             (2,023,039)    (1,532,675)        23,271        129,448      (424,842)
Transfers for policy loans                                      (67,816)        52,858           (117)          (134)      (69,017)
Policy charges                                               (2,066,351)      (360,566)        (4,748)        (6,854)     (137,082)
Contract terminations:
    Surrender benefits                                       (1,136,859)      (180,344)        (1,640)            --       (30,011)
    Death benefits                                              (45,297)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,840,338)      (646,028)        43,463        157,518       133,627
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              25,566,967      3,484,900         48,024         20,683       974,231
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 29,003,260   $  2,831,710   $    112,501   $    201,549  $  1,103,530
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,071,203      1,893,767         78,876         38,164       950,420
Contract purchase payments                                    1,291,896        747,568         39,505         57,229       776,576
Net transfers(1)                                               (710,359)      (829,002)        37,531        206,058      (414,163)
Transfers for policy loans                                      (24,922)        28,754           (181)          (179)      (67,388)
Policy charges                                                 (804,739)      (200,732)        (7,121)       (10,858)     (135,289)
Contract terminations:
    Surrender benefits                                         (416,247)       (98,199)        (2,323)            --       (29,337)
    Death benefits                                              (16,217)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,390,615      1,542,156        146,287        290,414     1,080,819
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YBD            YDE            YEM           YES(2)         YGB
OPERATIONS
Investment income (loss) -- net                            $     65,241   $     11,842   $        978   $         (5) $     27,890
Net realized gain (loss) on sales of investments                  4,001        (15,335)        16,151              1         6,044
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    13,049        643,903         23,083            136        16,064
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      82,291        640,410         40,212            132        49,998
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      524,706        384,305         13,555          1,691        97,080
Net transfers(1)                                                 53,549        741,756         43,882          2,813       176,075
Transfers for policy loans                                      (13,131)       (12,117)           722             --        (2,273)
Policy charges                                                 (171,395)       (85,879)        (4,101)          (295)      (24,608)
Contract terminations:
    Surrender benefits                                          (91,758)       (53,373)        (3,902)            --        (3,531)
    Death benefits                                               (1,797)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  300,174        974,692         50,156          4,209       242,743
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,180,753      1,290,343         60,167             --       266,238
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,563,218   $  2,905,445   $    150,535   $      4,341  $    558,979
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,935,255      1,563,661         70,674             --       220,669
Contract purchase payments                                      455,739        405,201         14,106          1,543        76,405
Net transfers(1)                                                 47,650        710,102         50,405          2,633       140,452
Transfers for policy loans                                      (11,509)       (13,373)           670             --        (1,772)
Policy charges                                                 (148,985)       (91,982)        (4,173)          (276)      (19,361)
Contract terminations:
    Surrender benefits                                          (79,898)       (56,716)        (4,569)            --        (2,753)
    Death benefits                                               (1,563)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,196,689      2,516,893        127,113          3,900       413,640
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       YGR            YEX            YIE            YMF           YND
OPERATIONS
Investment income (loss) -- net                            $     (3,340)  $     99,614   $         40   $      3,454  $    (10,502)
Net realized gain (loss) on sales of investments                 (4,422)         7,236            137         (2,956)      (21,938)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   100,007        206,953         22,620         48,260     1,042,567
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      92,245        313,803         22,797         48,758     1,010,127
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      161,929        383,381         33,476         87,630     1,207,378
Net transfers(1)                                                326,453        519,686         34,938        144,265       433,603
Transfers for policy loans                                        1,857        (16,321)           (36)          (905)      (50,760)
Policy charges                                                  (35,100)       (63,864)        (5,999)       (19,405)     (292,088)
Contract terminations:
    Surrender benefits                                          (19,692)       (55,798)        (1,717)        (3,070)     (289,954)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  435,447        767,084         60,662        208,515     1,008,179
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 256,108        866,167         54,345        178,968     3,764,380
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    783,800   $  1,947,054   $    137,804   $    436,241  $  5,782,686
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          572,111        940,509        124,434        251,766     6,545,663
Contract purchase payments                                      327,437        371,412         73,258        114,862     1,909,141
Net transfers(1)                                                663,647        523,109         67,218        178,753       682,819
Transfers for policy loans                                        3,569        (16,572)           (81)        (1,157)      (84,103)
Policy charges                                                  (71,221)       (61,589)       (12,881)       (25,382)     (467,076)
Contract terminations:
    Surrender benefits                                          (40,760)       (52,722)        (3,348)        (3,883)     (437,180)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,454,783      1,704,147        248,600        514,959     8,149,264
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YPS(2)          YIV            YFI            YSM          YST(2)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $      5,752   $     17,751   $     (3,055) $         --
Net realized gain (loss) on sales of investments                      3        (40,538)            36         (1,136)           --
Distributions from capital gains                                     74             --          6,152             --            --
Net change in unrealized appreciation or
  depreciation of investments                                       284        517,096        (16,724)       142,701            12
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         354        482,310          7,215        138,510            12
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,877        602,610        300,758        102,746           943
Net transfers(1)                                                  2,451        453,426         83,509        165,711            26
Transfers for policy loans                                           --         (4,215)       (11,862)           (48)           --
Policy charges                                                     (341)       (96,644)       (99,030)       (17,218)          (12)
Contract terminations:
    Surrender benefits                                               --       (126,295)       (41,313)        (4,275)           --
    Death benefits                                                   --         (5,236)            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,987        823,646        232,062        246,916           957
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,412,403      1,037,812        190,118            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,341   $  2,718,359   $  1,277,089   $    575,544  $        969
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      2,200,329        931,361        255,267            --
Contract purchase payments                                        3,444        850,154        269,178        115,719           861
Net transfers(1)                                                  2,232        630,066         89,265        180,834            24
Transfers for policy loans                                           --         (6,368)       (10,618)          (268)           --
Policy charges                                                     (305)      (142,725)      (103,068)       (19,622)          (11)
Contract terminations:
    Surrender benefits                                               --       (185,094)       (36,948)        (4,541)           --
    Death benefits                                                   --         (7,250)            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,371      3,339,112      1,139,170        527,389           874
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YSA            YCA           YAC(2)          YCD          YAD(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,490)  $     (1,461)  $         (1)  $     (2,342) $         (3)
Net realized gain (loss) on sales of investments                 (7,950)        (2,617)             2         (4,187)            1
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    49,733         45,864             48         84,665            87
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      40,293         41,786             49         78,136            85
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       54,076         53,486            599         59,740            33
Net transfers(1)                                                 14,889         33,581          2,091         26,962         1,739
Transfers for policy loans                                          132         (1,141)            --           (277)           --
Policy charges                                                   (9,648)       (10,000)          (219)       (12,818)          (34)
Contract terminations:
    Surrender benefits                                           (6,130)        (5,083)            --         (9,878)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   53,319         70,843          2,471         63,729         1,738
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 123,921        114,794             --        204,092            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    217,533   $    227,423   $      2,520   $    345,957  $      1,823
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          479,837        225,503             --        285,845            --
Contract purchase payments                                      189,679         95,558            520         75,931            12
Net transfers(1)                                                 44,773         55,354          1,899         29,132         1,591
Transfers for policy loans                                          382         (1,813)            --           (370)           --
Policy charges                                                  (33,603)       (17,564)          (201)       (15,978)          (31)
Contract terminations:
    Surrender benefits                                          (21,215)        (8,926)            --        (13,328)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                659,853        348,112          2,218        361,232         1,572
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YGI           YAL(2)         YAB(2)          YIR          YAI(2)
OPERATIONS
Investment income (loss) -- net                            $     23,812   $        (18)  $         (2)  $     (2,057) $        (11)
Net realized gain (loss) on sales of investments               (460,540)            --              1         (5,507)            2
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 4,371,260            955            114        192,227           483
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   3,934,532            937            113        184,663           474
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,865,468          7,481          1,568        167,949         1,975
Net transfers(1)                                             (1,196,578)        10,469            937        146,001         6,982
Transfers for policy loans                                      (51,810)            --             --           (904)           --
Policy charges                                               (1,074,952)          (266)          (227)       (37,882)         (490)
Contract terminations:
    Surrender benefits                                         (542,180)            --             --         (4,426)           --
    Death benefits                                                 (912)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (964)        17,684          2,278        270,738         8,467
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              16,932,159             --             --        579,802            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 20,865,727   $     18,621   $      2,391   $  1,035,203  $      8,941
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,871,791             --             --      1,041,948            --
Contract purchase payments                                    2,361,966          7,024          1,383        286,617         1,830
Net transfers(1)                                               (963,662)         9,840            854        254,155         6,476
Transfers for policy loans                                      (44,118)            --             --         (2,619)           --
Policy charges                                                 (914,212)          (249)          (207)       (64,873)         (456)
Contract terminations:
    Surrender benefits                                         (447,844)            --             --         (7,352)           --
    Death benefits                                                 (727)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,863,194         16,615          2,030      1,507,876         7,850
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YVL           YAV(2)          YSB            YEG           YSC
OPERATIONS
Investment income (loss) -- net                            $      3,027   $        (13)  $      3,236   $       (770) $     (2,320)
Net realized gain (loss) on sales of investments                 (9,831)            54         (1,746)         2,391         4,909
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   853,815            727         29,397         24,857        98,827
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     847,011            768         30,887         26,478       101,416
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      738,972          3,287         90,917         22,016        66,680
Net transfers(1)                                                355,387          9,052         79,537        128,751         5,988
Transfers for policy loans                                      (22,430)            --             69         (2,243)        1,925
Policy charges                                                 (165,269)          (235)        (9,868)        (5,364)       (9,103)
Contract terminations:
    Surrender benefits                                         (104,308)            --         (9,191)        (4,171)       (3,181)
    Death benefits                                                 (868)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  801,484         12,104        151,464        138,989        62,309
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,575,044             --         93,168         42,341       179,869
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,223,539   $     12,872   $    275,519   $    207,808  $    343,594
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,475,202             --        124,757         75,965       434,856
Contract purchase payments                                      656,642          3,101        110,753         32,167       141,119
Net transfers(1)                                                310,668          8,411         99,948        171,570         9,704
Transfers for policy loans                                      (21,150)            --             78         (3,287)        3,643
Policy charges                                                 (147,351)          (217)       (12,230)        (7,601)      (18,013)
Contract terminations:
    Surrender benefits                                          (93,982)            --        (11,355)        (6,790)       (7,046)
    Death benefits                                                 (756)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,179,273         11,295        311,951        262,024       564,263
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YCG(3)          YGC           YFG(2)          YMP          YFM(2)
OPERATIONS
Investment income (loss) -- net                            $          4   $     (3,597)  $        (64)  $    (26,219) $       (128)
Net realized gain (loss) on sales of investments                      2         (1,897)            20            (70)            4
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                        41        685,476          1,933      1,442,118         6,465
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          47        679,982          1,889      1,415,829         6,341
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            2        965,854         15,142        927,760        58,552
Net transfers(1)                                                  1,588      1,412,741         36,757        995,043        33,357
Transfers for policy loans                                           --         (7,474)            --        (28,737)           --
Policy charges                                                      (60)      (172,589)        (2,004)      (212,171)       (1,233)
Contract terminations:
    Surrender benefits                                               --        (51,945)            --        (86,701)           --
    Death benefits                                                   --             --             --         (1,251)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,530      2,146,587         49,895      1,593,943        90,676
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      2,066,614             --      2,877,537            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,577   $  4,893,183   $     51,784   $  5,887,309  $     97,017
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      2,805,554             --      3,250,659            --
Contract purchase payments                                            2      1,194,539         14,637        948,608        53,317
Net transfers(1)                                                  1,464      1,711,398         35,677        986,399        29,754
Transfers for policy loans                                           --         (9,313)            --        (32,775)           --
Policy charges                                                      (54)      (214,353)        (1,939)      (216,803)       (1,105)
Contract terminations:
    Surrender benefits                                               --        (64,284)            --        (90,304)           --
    Death benefits                                                   --             --             --         (1,278)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,412      5,423,541         48,375      4,844,506        81,966
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YOS           YFO(2)          YRE            YSV          YMS(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,060)  $        (24)  $     23,220   $     (3,761) $        (26)
Net realized gain (loss) on sales of investments                 (3,770)            26         11,687         (5,010)           42
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   223,656          1,301        420,125        167,240           959
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     217,826          1,303        455,032        158,469           975
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      176,654          3,992        370,286        121,519         7,852
Net transfers(1)                                                242,726         13,352        244,332         78,639         6,050
Transfers for policy loans                                        1,386             --          7,717        (17,278)           --
Policy charges                                                  (17,761)          (181)       (59,951)       (28,778)         (228)
Contract terminations:
    Surrender benefits                                           (7,336)            --        (45,349)       (17,296)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  395,669         17,163        517,035        136,806        13,674
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 329,879             --      1,081,042        463,557            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    943,374   $     18,466   $  2,053,109   $    758,832  $     14,649
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          555,349             --        924,112        423,218            --
Contract purchase payments                                      267,226          3,435        275,860        104,466         7,629
Net transfers(1)                                                331,440         11,957        176,139         56,476         5,696
Transfers for policy loans                                        1,954             --          4,901        (15,886)           --
Policy charges                                                  (26,096)          (159)       (44,766)       (24,478)         (215)
Contract terminations:
    Surrender benefits                                          (10,707)            --        (31,587)       (14,465)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,119,166         15,233      1,304,659        529,331        13,110
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YIF            YSE            YUE            YMC          YID(2)
OPERATIONS
Investment income (loss) -- net                            $      9,170   $     (2,500)  $       (134)  $      3,700  $         --
Net realized gain (loss) on sales of investments                 (7,673)         5,924             13          3,901            13
Distributions from capital gains                                     --         14,082             --         31,248            --
Net change in unrealized appreciation or
  depreciation of investments                                   356,315        132,234        105,628        556,442             1
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     357,812        149,740        105,507        595,291            14
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      287,776         94,963        134,915        548,739            33
Net transfers(1)                                                349,668          3,266         74,207        486,202            (3)
Transfers for policy loans                                      (19,599)           215          1,105         (1,396)           --
Policy charges                                                  (58,663)       (18,091)       (21,331)      (103,461)           (4)
Contract terminations:
    Surrender benefits                                          (16,909)       (13,070)        (6,470)       (54,358)           --
    Death benefits                                                   --             --             --         (1,233)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  542,273         67,283        182,426        874,493            26
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 792,287        273,748        268,255      1,640,643            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,692,372   $    490,771   $    556,188   $  3,110,427  $         40
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,147,191        317,003        417,680      1,455,865            --
Contract purchase payments                                      383,220         96,273        191,520        453,696            12
Net transfers(1)                                                468,298         11,839        103,355        391,266             8
Transfers for policy loans                                      (28,129)           138          1,613         (1,307)           --
Policy charges                                                  (78,041)       (19,970)       (29,893)       (84,770)           (4)
Contract terminations:
    Surrender benefits                                          (22,346)       (12,505)        (9,365)       (44,589)           --
    Death benefits                                                   --             --             --         (1,002)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,870,193        392,778        674,910      2,169,159            16
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YFS(2)         YTC(2)         YTL(2)          YGT           YIG
OPERATIONS
Investment income (loss) -- net                            $          3   $         (8)  $         (1)  $     (1,309) $        991
Net realized gain (loss) on sales of investments                     --             (2)            --         (4,333)      (25,110)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                        44            (23)            31         60,078       379,301
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          47            (33)            30         54,436       355,182
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           33          1,858             23         50,782       301,596
Net transfers(1)                                                  1,306          5,248            966         24,513      (107,839)
Transfers for policy loans                                           --             --             --           (868)         (453)
Policy charges                                                      (11)          (130)            (4)       (10,127)      (59,403)
Contract terminations:
    Surrender benefits                                               --             --             --         (3,202)      (29,416)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,328          6,976            985         61,098       104,485
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --         95,541       956,613
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,375   $      6,943   $      1,015   $    211,075  $  1,416,280
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        310,275     1,825,532
Contract purchase payments                                           13          1,575             12        141,270       534,770
Net transfers(1)                                                  1,212          4,423            867         60,413      (171,998)
Transfers for policy loans                                           --             --             --         (2,193)       (1,418)
Policy charges                                                      (10)          (113)            (4)       (27,720)     (105,626)
Contract terminations:
    Surrender benefits                                               --             --             --         (9,873)      (54,008)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,215          5,885            875        472,172     2,027,252
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YAG            YIP            YGW            YDS          YUT(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,574)  $     (3,187)  $     (8,322)  $    (10,689) $         (1)
Net realized gain (loss) on sales of investments                 (3,821)        (2,168)       (13,276)       (16,578)            1
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    90,916        165,457        199,154        361,251            57
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      84,521        160,102        177,556        333,984            57
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       91,094        139,577        271,575        287,959           238
Net transfers(1)                                                 (8,024)       255,703         96,481         19,134           473
Transfers for policy loans                                       (3,524)        (1,002)        (4,503)        (2,367)           --
Policy charges                                                  (17,903)       (17,385)       (59,835)       (70,089)          (58)
Contract terminations:
    Surrender benefits                                           (7,074)        (3,816)       (22,141)       (41,428)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   54,569        373,077        281,577        193,209           653
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 204,653        374,938        693,921        909,181            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    343,743   $    908,117   $  1,153,054   $  1,436,374  $        710
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          562,638        566,542      1,364,169      1,465,450            --
Contract purchase payments                                      222,078        193,376        486,577        415,714           203
Net transfers(1)                                                 (7,931)       347,857        168,258         30,796           453
Transfers for policy loans                                       (8,591)        (1,485)        (8,246)        (2,965)           --
Policy charges                                                  (42,638)       (24,101)      (107,055)       (99,837)          (55)
Contract terminations:
    Surrender benefits                                          (17,850)        (4,848)       (38,333)       (58,145)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                707,706      1,077,341      1,865,370      1,751,013           601
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YPE(2)         YEU(2)         YHS(2)          YPH          YPI(2)
OPERATIONS
Investment income (loss) -- net                            $         18   $         --   $         (5)  $     26,985  $        (43)
Net realized gain (loss) on sales of investments                      1             --              2          2,257             5
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                       456              2            208         55,392         2,637
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         475              2            205         84,634         2,599
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          553             10            535         85,356        30,808
Net transfers(1)                                                  5,431             --          2,709        148,540         1,623
Transfers for policy loans                                           --             --             --          3,106            --
Policy charges                                                     (108)            --           (136)       (13,136)         (191)
Contract terminations:
    Surrender benefits                                               --             --             --         (6,811)           --
    Death benefits                                                   --             --             --         (1,548)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,876             10          3,108        215,507        32,240
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        229,797            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,351   $         12   $      3,313   $    529,938  $     34,839
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        231,985            --
Contract purchase payments                                          504             --            501         75,221        28,643
Net transfers(1)                                                  5,304             --          2,671        136,006         1,519
Transfers for policy loans                                           --             --             --          2,822            --
Policy charges                                                     (103)            --           (132)       (11,646)         (176)
Contract terminations:
    Surrender benefits                                               --             --             --         (6,429)           --
    Death benefits                                                   --             --             --         (1,350)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,705             --          3,040        426,609        29,986
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YIO            YNO            YVS            YMI          YSO(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,773)  $   (116,187)  $     (3,326)  $    (26,139) $         (2)
Net realized gain (loss) on sales of investments                    778     (1,175,953)        (9,910)        16,664             6
Distributions from capital gains                                     --             --             --        151,563            --
Net change in unrealized appreciation or
  depreciation of investments                                   136,040      4,795,385        118,015      1,046,615            89
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     134,045      3,503,245        104,779      1,188,703            93
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      121,163      2,460,810        107,751        597,887         1,420
Net transfers(1)                                                 34,464     (1,448,191)       (78,567)       616,614         1,253
Transfers for policy loans                                          836        (18,816)        (2,292)       (15,819)           --
Policy charges                                                  (22,759)      (810,398)       (18,767)      (139,491)         (239)
Contract terminations:
    Surrender benefits                                          (14,672)      (460,376)        (3,904)       (94,802)           --
    Death benefits                                               (1,727)        (2,079)            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  117,305       (279,050)         4,221        964,389         2,434
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 322,065     11,123,296        286,539      1,980,038            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    573,415   $ 14,347,491   $    395,539   $  4,133,130  $      2,527
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          574,343     12,827,779        690,151      1,758,262            --
Contract purchase payments                                      202,396      2,521,711        236,381        461,990         1,241
Net transfers(1)                                                 61,540     (1,424,505)      (152,056)       461,332         1,194
Transfers for policy loans                                        1,350        (21,213)        (4,953)       (15,140)           --
Policy charges                                                  (37,397)      (852,049)       (39,547)      (106,279)         (222)
Contract terminations:
    Surrender benefits                                          (24,664)      (468,846)        (8,052)       (77,356)           --
    Death benefits                                               (2,833)        (2,055)            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                774,735     12,580,822        721,924      2,482,809         2,213
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YVA           YIC             YSP           YAA(2)        YWI(2)
OPERATIONS
Investment income (loss) -- net                            $    (24,961)  $     (5,161)  $    (16,684)  $         11  $        (14)
Net realized gain (loss) on sales of investments                 (1,955)        17,433         12,130              2             1
Distributions from capital gains                                 68,643             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 1,216,826        325,536        660,481             45           771
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,258,553        337,808        655,927             58           758
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      761,706        201,336        481,775            364         6,536
Net transfers(1)                                                453,067        428,846        895,756          2,487         2,111
Transfers for policy loans                                      (50,502)         1,832          4,939             --            --
Policy charges                                                 (144,949)       (42,085)       (99,606)          (179)         (137)
Contract terminations:
    Surrender benefits                                          (94,463)       (15,380)       (52,152)            --            --
    Death benefits                                               (1,087)          (893)        (1,855)            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  923,772        573,656      1,228,857          2,672         8,510
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,620,896        461,759      1,077,958             --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,803,221   $  1,373,223   $  2,962,742   $      2,730  $      9,268
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,397,087        772,204      1,133,052             --            --
Contract purchase payments                                      606,691        290,474        420,659            323         5,983
Net transfers(1)                                                342,462        578,793        773,009          2,290         1,942
Transfers for policy loans                                      (43,768)         2,266          4,229             --            --
Policy charges                                                 (116,234)       (63,239)       (87,956)          (166)         (124)
Contract terminations:
    Surrender benefits                                          (75,120)       (22,410)       (47,128)            --            --
    Death benefits                                                 (848)        (1,292)        (1,597)            --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,110,270      1,556,796      2,194,268          2,447         7,801
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                                       ----------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                                                                  YWS(2)         Y04
OPERATIONS
Investment income (loss) -- net                                                                         $        (24) $     (7,816)
Net realized gain (loss) on sales of investments                                                                   3        38,277
Distributions from capital gains                                                                                  --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                                    840       (25,142)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                      819         5,319
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                    12,654        47,059
Net transfers(1)                                                                                               4,269       (37,550)
Transfers for policy loans                                                                                        --        (5,761)
Policy charges                                                                                                  (280)      (47,469)
Contract terminations:
    Surrender benefits                                                                                            --       (20,880)
    Death benefits                                                                                                --        (2,062)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                16,643       (66,663)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                   --       708,090
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                               $     17,462  $    646,746
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                            --       173,397
Contract purchase payments                                                                                    11,330        11,449
Net transfers(1)                                                                                               3,764        (9,436)
Transfers for policy loans                                                                                        --        (1,410)
Policy charges                                                                                                  (248)      (11,216)
Contract terminations:
    Surrender benefits                                                                                            --        (5,080)
    Death benefits                                                                                                --          (502)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                              14,846       157,202
==================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.
(2)  For the period Aug. 18, 2003 (commencement of operations) to Dec. 31, 2003.
(3)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   YEQ            YEI            YGS            YIN           YIT
OPERATIONS
Investment income (loss) -- net                            $   (229,276)  $        393   $     34,673   $    273,347  $    (18,055)
Net realized gain (loss) on sales of investments             (5,055,508)        (1,147)         4,980        (17,866)   (1,202,138)
Distributions from capital gains                                     --            107             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                               (13,357,364)       (13,720)        46,804        181,017    (1,026,386)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (18,642,148)       (14,367)        86,457        436,498    (2,246,579)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,785,150         25,039        113,205        613,662     1,956,088
Net transfers(1)                                             (4,671,548)        47,625        305,872       (166,395)   (1,981,568)
Transfers for policy loans                                     (163,173)           291          9,799         (5,245)      (56,771)
Policy charges                                               (3,089,728)        (3,487)       (83,892)      (485,798)     (713,517)
Contract terminations:
    Surrender benefits                                       (2,041,691)          (832)       (31,942)      (202,294)     (387,483)
    Death benefits                                              (24,800)            --         (6,746)        (4,207)       (5,038)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (3,205,790)        68,636        306,296       (250,277)   (1,188,289)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              55,171,722         27,502        852,906      6,388,518    13,039,076
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 33,323,784   $     81,771   $  1,245,659   $  6,574,739  $  9,604,208
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,771,075         26,777        332,451      2,394,245     8,457,563
Contract purchase payments                                    2,340,078         28,347         42,207        223,923     1,393,291
Net transfers(1)                                             (1,615,995)        48,417        112,650        (59,675)   (1,385,305)
Transfers for policy loans                                      (46,754)           284          3,785         (2,015)      (39,971)
Policy charges                                               (1,062,270)        (3,867)       (31,266)      (177,408)     (502,341)
Contract terminations:
    Surrender benefits                                         (725,739)          (838)       (12,080)       (75,294)     (288,513)
    Death benefits                                               (9,170)            --         (2,470)        (1,539)       (3,737)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,651,225         99,120        445,277      2,302,237     7,630,987
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YMA            YMM            YBC            YCR           YCM
OPERATIONS
Investment income (loss) -- net                            $    251,551   $     13,314   $        (33)  $        (94) $      1,529
Net realized gain (loss) on sales of investments             (1,206,674)            23           (546)        (4,203)          (11)
Distributions from capital gains                                     --            182             --          1,659            --
Net change in unrealized appreciation or
  depreciation of investments                                (7,578,521)          (198)       (10,513)        (4,988)           12
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (8,533,644)        13,321        (11,092)        (7,626)        1,530
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,200,171      1,572,679         22,923         13,524       719,863
Net transfers(1)                                             (2,572,096)      (812,710)         5,489          5,948      (175,022)
Transfers for policy loans                                      (42,029)       (20,039)            --         (2,498)      (10,743)
Policy charges                                               (2,340,792)      (393,295)        (3,809)        (2,931)     (102,459)
Contract terminations:
    Surrender benefits                                       (1,032,734)      (204,520)           (79)            --        (2,462)
    Death benefits                                              (35,150)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,822,630)       142,115         24,524         14,043       429,177
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              35,923,241      3,329,464         34,592         14,266       543,524
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,566,967   $  3,484,900   $     48,024   $     20,683  $    974,231
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,735,398      1,816,416         43,561         20,340       531,602
Contract purchase payments                                    1,479,621        856,227         34,035         21,001       702,781
Net transfers(1)                                               (893,361)      (442,625)         7,065          5,901      (171,040)
Transfers for policy loans                                      (10,341)       (10,905)            --         (4,237)      (10,486)
Policy charges                                                 (839,111)      (211,377)        (5,640)        (4,841)      (99,797)
Contract terminations:
    Surrender benefits                                         (387,746)      (113,969)          (145)            --        (2,640)
    Death benefits                                              (13,257)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,071,203      1,893,767         78,876         38,164       950,420
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YBD            YDE            YEM            YGB           YGR
OPERATIONS
Investment income (loss) -- net                            $     60,982   $      7,714   $       (295)  $      5,890  $     (1,510)
Net realized gain (loss) on sales of investments                 (2,601)        (6,099)        (1,144)           855        (9,938)
Distributions from capital gains                                     --          2,881             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    22,711       (244,502)        (3,660)        16,935       (43,965)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      81,092       (240,006)        (5,099)        23,680       (55,413)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      342,783        252,051         19,232         35,654       110,947
Net transfers(1)                                              1,146,621        659,472         34,637        123,947       101,708
Transfers for policy loans                                      (11,933)        (2,500)            10             10         2,001
Policy charges                                                 (127,971)       (52,192)        (1,453)       (10,053)      (17,688)
Contract terminations:
    Surrender benefits                                          (36,556)        (6,977)          (102)          (403)      (11,456)
    Death benefits                                               (8,069)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,304,875        849,854         52,324        149,155       185,512
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 794,786        680,495         12,942         93,403       126,009
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,180,753   $  1,290,343   $     60,167   $    266,238  $    256,108
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          737,760        661,750         14,239         88,217       205,883
Contract purchase payments                                      313,823        282,004         20,527         32,132       216,067
Net transfers(1)                                              1,052,489        689,683         37,657        109,592       208,567
Transfers for policy loans                                      (10,799)        (2,973)            13              9         3,762
Policy charges                                                 (114,525)       (57,325)        (1,643)        (8,905)      (32,972)
Contract terminations:
    Surrender benefits                                          (36,080)        (9,478)          (119)          (376)      (29,196)
    Death benefits                                               (7,413)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,935,255      1,563,661         70,674        220,669       572,111
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YEX            YIE            YMF            YND           YIV
OPERATIONS
Investment income (loss) -- net                            $     45,744   $         40   $      2,401   $    (11,185) $      1,325
Net realized gain (loss) on sales of investments                (11,337)          (162)        (7,202)       (47,244)      (55,028)
Distributions from capital gains                                     --             45         10,372          2,368            --
Net change in unrealized appreciation or
  depreciation of investments                                   (76,839)        (6,835)       (23,852)      (732,836)     (267,680)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (42,432)        (6,912)       (18,281)      (788,897)     (321,383)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      294,544         16,153         68,773      1,137,329       452,027
Net transfers(1)                                                302,743         33,577         42,776      1,552,822       516,842
Transfers for policy loans                                       (9,650)          (115)          (651)       (19,095)          168
Policy charges                                                  (44,165)        (3,015)       (15,922)      (214,109)      (73,671)
Contract terminations:
    Surrender benefits                                           (5,224)            --         (5,905)       (54,571)      (18,945)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  538,248         46,600         89,071      2,402,376       876,421
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 370,351         14,657        108,178      2,150,901       857,365
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    866,167   $     54,345   $    178,968   $  3,764,380  $  1,412,403
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          372,704         27,197        131,326      2,894,751     1,027,037
Contract purchase payments                                      313,349         34,450         92,320      1,754,319       637,692
Net transfers(1)                                                318,912         69,394         58,730      2,353,335       662,594
Transfers for policy loans                                      (10,622)          (247)          (925)       (30,736)          322
Policy charges                                                  (45,741)        (6,360)       (21,122)      (329,489)     (102,324)
Contract terminations:
    Surrender benefits                                           (8,093)            --         (8,563)       (96,517)      (24,992)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                940,509        124,434        251,766      6,545,663     2,200,329
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YFI            YSM            YSA            YCA           YCD
OPERATIONS
Investment income (loss) -- net                            $      9,869   $     (1,431)  $     (1,095)  $       (834) $     (1,626)
Net realized gain (loss) on sales of investments                    251           (740)        (6,170)        (2,082)       (7,460)
Distributions from capital gains                                  4,241             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                     8,030        (32,165)       (41,812)       (24,039)      (39,227)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      22,391        (34,336)       (49,077)       (26,955)      (48,313)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      108,530         64,565         60,655         54,300        62,050
Net transfers(1)                                                810,094         66,149            362         34,634        71,162
Transfers for policy loans                                       (1,244)            26           (171)          (857)         (658)
Policy charges                                                  (48,080)       (10,485)        (9,214)        (7,722)      (10,660)
Contract terminations:
    Surrender benefits                                             (115)            --             --             --          (740)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  869,185        120,255         51,632         80,355       121,154
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 146,236        104,199        121,366         61,394       131,251
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,037,812   $    190,118   $    123,921   $    114,794  $    204,092
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          137,637        115,002        316,802         90,451       143,098
Contract purchase payments                                       99,001         78,568        195,523         93,675        74,524
Net transfers(1)                                                739,874         74,746          4,508         56,515        82,951
Transfers for policy loans                                       (1,129)            27           (490)        (1,560)         (641)
Policy charges                                                  (38,816)       (13,076)       (36,506)       (13,578)      (13,171)
Contract terminations:
    Surrender benefits                                           (5,206)            --             --             --          (916)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                931,361        255,267        479,837        225,503       285,845
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YGI            YIR            YVL            YSB           YEG
OPERATIONS
Investment income (loss) -- net                            $   (112,994)  $     (1,219)  $     (5,819)  $      2,116  $       (325)
Net realized gain (loss) on sales of investments             (1,185,370)        (8,624)       (18,100)          (626)       (2,992)
Distributions from capital gains                                     --             --         79,253             --            --
Net change in unrealized appreciation or
  depreciation of investments                                (2,307,532)      (100,639)      (350,745)       (10,893)       (7,181)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,605,896)      (110,482)      (295,411)        (9,403)      (10,498)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,558,515        134,525        613,460         39,467        12,887
Net transfers(1)                                             (3,412,611)       288,926      1,257,547         21,052        18,757
Transfers for policy loans                                      (21,594)         2,263        (22,167)          (189)         (831)
Policy charges                                               (1,275,191)       (28,893)      (117,673)        (5,387)       (1,956)
Contract terminations:
    Surrender benefits                                         (699,691)        (1,899)       (19,303)          (508)           --
    Death benefits                                              (10,676)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,861,248)       394,922      1,711,864         54,435        28,857
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,399,303        295,362      1,158,591         48,136        23,982
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,932,159   $    579,802   $  2,575,044   $     93,168  $     42,341
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       16,461,529        418,865        964,264         56,091        30,109
Contract purchase payments                                    2,862,517        218,332        556,732         49,719        19,584
Net transfers(1)                                             (2,814,822)       450,989      1,101,183         26,748        30,712
Transfers for policy loans                                      (18,868)         3,864        (21,207)          (240)       (1,224)
Policy charges                                               (1,009,997)       (45,748)      (107,057)        (6,902)       (3,216)
Contract terminations:
    Surrender benefits                                         (599,697)        (4,354)       (18,713)          (659)           --
    Death benefits                                               (8,871)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,871,791      1,041,948      2,475,202        124,757        75,965
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSC            YGC            YMP            YOS           YRE
OPERATIONS
Investment income (loss) -- net                            $     (1,398)  $       (910)  $     (7,879)  $     (1,177) $     10,943
Net realized gain (loss) on sales of investments                 (6,119)        (4,891)       (16,461)        (5,284)       (1,559)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (57,690)      (267,734)      (271,957)       (60,448)      (29,029)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (65,207)      (273,535)      (296,297)       (66,909)      (19,645)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,006        655,914        792,847        114,653       212,155
Net transfers(1)                                                 79,580        796,165      1,244,042        142,373       632,134
Transfers for policy loans                                         (234)        (1,820)        (2,308)           195       (14,450)
Policy charges                                                   (8,755)      (102,669)      (137,969)       (15,951)      (27,386)
Contract terminations:
    Surrender benefits                                           (6,588)        (5,463)       (38,003)       (11,678)      (10,458)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  130,009      1,342,127      1,858,609        229,592       791,995
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 115,067        998,022      1,315,225        167,196       308,692
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    179,869   $  2,066,614   $  2,877,537   $    329,879  $  1,081,042
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          182,535      1,118,507      1,326,273        222,013       266,956
Contract purchase payments                                      139,974        837,114        843,456        172,230       178,499
Net transfers(1)                                                149,340        991,313      1,286,849        203,473       522,639
Transfers for policy loans                                         (646)        (2,610)        (2,624)           162       (11,922)
Policy charges                                                  (15,053)      (128,415)      (159,350)       (20,717)      (22,589)
Contract terminations:
    Surrender benefits                                          (21,294)       (10,355)       (43,945)       (21,812)       (9,471)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                434,856      2,805,554      3,250,659        555,349       924,112
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSV            YIF            YSE            YUE           YMC
OPERATIONS
Investment income (loss) -- net                            $     (1,723)  $      3,724   $       (985)  $        (62) $      6,831
Net realized gain (loss) on sales of investments                 (2,262)        (6,951)        (1,472)        (1,767)       (6,620)
Distributions from capital gains                                  6,592             --             --             --         4,919
Net change in unrealized appreciation or
  depreciation of investments                                   (37,018)      (134,565)       (38,541)       (47,962)     (106,545)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (34,411)      (137,792)       (40,998)       (49,791)     (101,415)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       79,792        159,203        105,724         82,644       447,144
Net transfers(1)                                                279,071        590,468        119,316        109,759       808,448
Transfers for policy loans                                       (3,479)        (1,213)          (347)           782         1,707
Policy charges                                                  (16,066)       (36,152)       (12,619)       (13,305)      (61,358)
Contract terminations:
    Surrender benefits                                             (361)        (6,773)          (126)          (213)      (11,608)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  338,957        705,533        211,948        179,667     1,184,333
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 159,011        224,546        102,798        138,379       557,725
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    463,557   $    792,287   $    273,748   $    268,255  $  1,640,643
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          130,527        262,314        100,370        166,993       468,122
Contract purchase payments                                       69,162        210,317        107,511        116,756       373,261
Net transfers(1)                                                241,370        734,022        123,005        152,108       674,796
Transfers for policy loans                                       (3,190)        (1,566)          (319)         1,148         1,384
Policy charges                                                  (14,118)       (46,683)       (13,234)       (19,000)      (51,160)
Contract terminations:
    Surrender benefits                                             (533)       (11,213)          (330)          (325)      (10,538)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                423,218      1,147,191        317,003        417,680     1,455,865
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YGT            YIG            YAG            YIP           YGW
OPERATIONS
Investment income (loss) -- net                            $       (821)  $     (1,213)  $     (1,747)  $     (2,595) $     (6,477)
Net realized gain (loss) on sales of investments                 (7,643)       (34,945)       (16,694)       (11,696)      (74,932)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,219)      (246,590)       (48,027)       (29,344)     (182,570)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (50,683)      (282,748)       (66,468)       (43,635)     (263,979)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,602        307,455        105,639         75,919       299,521
Net transfers(1)                                                 10,818        360,395          9,098        174,212        76,688
Transfers for policy loans                                         (257)        (9,026)       (10,729)          (305)        2,355
Policy charges                                                   (9,715)       (50,502)       (17,826)       (11,477)      (50,119)
Contract terminations:
    Surrender benefits                                           (3,141)       (13,310)        (5,718)        (1,747)      (26,134)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   59,307        595,012         80,464        236,602       302,311
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  86,917        644,349        190,657        181,971       655,589
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     95,541   $    956,613   $    204,653   $    374,938  $    693,921
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          165,437        904,684        373,056        243,588       923,086
Contract purchase payments                                      159,442        513,978        257,543        107,560       507,995
Net transfers(1)                                                 23,358        548,082         24,602        234,324        65,533
Transfers for policy loans                                         (459)       (16,634)       (28,699)          (393)        3,902
Policy charges                                                  (27,568)       (99,851)       (43,922)       (15,795)      (84,253)
Contract terminations:
    Surrender benefits                                           (9,935)       (24,727)       (19,942)        (2,742)      (52,094)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                310,275      1,825,532        562,638        566,542     1,364,169
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YDS            YPH            YIO            YNO           YVS
OPERATIONS
Investment income (loss) -- net                            $     (7,602)  $     17,811   $       (850)  $   (121,132) $     (2,431)
Net realized gain (loss) on sales of investments                (38,847)        (5,104)        (2,219)    (2,253,809)       (6,872)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (299,375)       (10,846)       (38,182)    (2,933,766)      (94,313)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (345,824)         1,861        (41,251)    (5,308,707)     (103,616)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      294,869         28,378        113,568      3,171,154       108,452
Net transfers(1)                                                432,824         51,395         82,736     (2,645,734)       70,713
Transfers for policy loans                                       (3,645)            18           (936)       (28,861)           98
Policy charges                                                  (60,287)        (6,510)       (17,586)      (965,532)      (20,120)
Contract terminations:
    Surrender benefits                                          (13,811)           (84)          (577)      (535,004)       (1,739)
    Death benefits                                                   --             --             --        (11,927)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  649,950         73,197        177,205     (1,015,904)      157,404
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 605,055        154,739        186,111     17,447,907       232,751
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    909,181   $    229,797   $    322,065   $ 11,123,296  $    286,539
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          658,726        153,689        284,078     13,899,882       385,448
Contract purchase payments                                      396,646         29,373        186,556      3,118,977       223,843
Net transfers(1)                                                534,779         55,658        135,325     (2,657,857)      126,890
Transfers for policy loans                                       (6,768)            20         (1,447)       (29,152)          194
Policy charges                                                  (92,521)        (6,462)       (29,060)      (924,908)      (37,129)
Contract terminations:
    Surrender benefits                                          (25,412)          (293)        (1,109)      (568,754)       (9,095)
    Death benefits                                                   --             --             --        (10,409)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,465,450        231,985        574,343     12,827,779       690,151
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YMI            YVA            YIC            YSP           Y04
OPERATIONS
Investment income (loss) -- net                            $    (13,564)  $    (14,622)  $     (3,037)  $     (5,868) $     (8,565)
Net realized gain (loss) on sales of investments                 (6,848)        (9,647)        (7,003)        (5,240)       89,452
Distributions from capital gains                                 59,988         41,040             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (332,872)      (315,372)       (64,456)      (116,101)      (29,430)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (293,296)      (298,601)       (74,496)      (127,209)       51,457
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      487,903        685,241        141,022        284,461        50,899
Net transfers(1)                                              1,149,401        974,924        302,172        688,313      (196,141)
Transfers for policy loans                                      (11,822)        (4,110)           741         11,272        (5,171)
Policy charges                                                  (82,996)      (116,070)       (22,115)       (45,985)      (52,218)
Contract terminations:
    Surrender benefits                                          (29,875)       (17,745)       (11,228)        (8,700)      (27,086)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,512,611      1,522,240        410,592        929,361      (229,717)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 760,723      1,397,257        125,663        275,806       886,350
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,980,038   $  2,620,896   $    461,759   $  1,077,958  $    708,090
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          583,110      1,130,675        179,523        239,021       232,654
Contract purchase payments                                      397,878        590,315        212,513        281,874        12,908
Net transfers(1)                                                880,791        797,669        433,554        655,901       (50,695)
Transfers for policy loans                                      (10,150)        (3,833)           165          9,916        (1,326)
Policy charges                                                  (66,532)       (93,581)       (34,308)       (45,872)      (13,209)
Contract terminations:
    Surrender benefits                                          (26,835)       (24,158)       (19,243)        (7,788)       (6,935)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,758,262      2,397,087        772,204      1,133,052       173,397
==================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by IDS Life of New York. The following is a list of each variable life insurance product funded through the Variable Account.

IDS Life of New York Succession Select Variable Life Insurance
IDS Life of New York Variable Second-To-Die Life Insurance(SM)*
IDS Life of New York Variable Universal Life Insurance
IDS Life of New York Variable Universal Life III
IDS Life of New York Variable Universal Life IV
IDS Life of New York Variable Universal Life IV - Estate Series

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios and funds (the Funds) or in the Trust. The Funds are registered under the 1940 Act as open-end management investment companies. The Trust is registered under the 1940 Act as a unit investment trust. The subaccounts' investments in shares of the Funds or units of the Trust as of Dec. 31, 2003 were as follows:

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                                                  SHARES/UNITS
-----------------------------------------------------------------------------------------------------------------------------------
YEI            IDS Life Series Fund - Equity Income Portfolio                                                               13,787
YEQ            IDS Life Series Fund - Equity Portfolio                                                                   2,762,215
YGS            IDS Life Series Fund - Government Securities Portfolio                                                      131,348
YIN            IDS Life Series Fund - Income Portfolio                                                                     640,619
YIT            IDS Life Series Fund - International Equity Portfolio                                                     1,031,467
YMA            IDS Life Series Fund - Managed Portfolio                                                                  2,152,823
YMM            IDS Life Series Fund - Money Market Portfolio                                                             2,833,666

YBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                         14,063
YCR            AXP(R) Variable Portfolio - Capital Resource Fund                                                            10,133
YCM            AXP(R) Variable Portfolio - Cash Management Fund                                                          1,104,589
YBD            AXP(R) Variable Portfolio - Diversified Bond Fund                                                           241,471
YDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                  261,025
YEM            AXP(R) Variable Portfolio - Emerging Markets Fund                                                            15,542
YES            AXP(R) Variable Portfolio - Equity Select Fund                                                                  399
YGB            AXP(R) Variable Portfolio - Global Bond Fund                                                                 50,815
YGR            AXP(R) Variable Portfolio - Growth Fund                                                                     134,592
YEX            AXP(R) Variable Portfolio - High Yield Bond Fund                                                            293,933
YIE            AXP(R) Variable Portfolio - International Fund                                                               16,442
YMF            AXP(R) Variable Portfolio - Managed Fund                                                                     31,008
YND            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                          377,425
YPS            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                       499
YIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                                                              357,527
YFI            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                             122,158
YSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                         44,855
YST            AXP(R) Variable Portfolio - Stock Fund                                                                          105
YSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                         29,768

YCA            AIM V.I. Capital Appreciation Fund, Series I Shares                                                          10,687
YAC            AIM V.I. Capital Appreciation Fund, Series II Shares                                                            119
YCD            AIM V.I. Capital Development Fund, Series I Shares                                                           27,219
YAD            AIM V.I. Capital Development Fund, Series II Shares                                                             144
YGI            AIM V.I. Core Equity Fund, Series I Shares                                                                  996,453

YAL            AllianceBernstein VP Growth and Income Portfolio (Class B)                                                      861
YAB            AllianceBernstein VP International Value Portfolio (Class B)                                                    179

YIR            American Century(R) VP International, Class I                                                               160,996
YAI            American Century(R) VP International, Class II                                                                1,393
YVL            American Century(R) VP Value, Class I                                                                       542,175
YAV            American Century(R) VP Value, Class II                                                                        1,654

                         IDS LIFE OF NEW YORK ACCOUNT 8

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                                                  SHARES/UNITS
-----------------------------------------------------------------------------------------------------------------------------------
YSB            Calvert Variable Series, Inc. Social Balanced Portfolio                                                     156,723

YEG            Credit Suisse Trust - Mid-Cap Growth Portfolio                                                               19,065
                 (previously Credit Suisse Trust - Emerging Growth Portfolio)
YSC            Credit Suisse Trust - Small Cap Growth Portfolio                                                             24,898

YCG            Evergreen VA Growth and Income Fund - Class 2(1)                                                                103

YGC            Fidelity(R) VIP Growth & Income Portfolio Service Class                                                     371,258
YFG            Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                                     3,956
YMP            Fidelity(R) VIP Mid Cap Portfolio Service Class                                                             244,287
YFM            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                             4,047
YOS            Fidelity(R) VIP Overseas Portfolio Service Class                                                             60,745
YFO            Fidelity(R) VIP Overseas Portfolio Service Class 2                                                            1,191

YRE            FTVIPT Franklin Real Estate Fund - Class 2                                                                   86,812
YSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                                    59,892
YMS            FTVIPT Mutual Shares Securities Fund - Class 2                                                                  984
YIF            FTVIPT Templeton Foreign Securities Fund - Class 2(2)                                                       138,266

YSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                                             37,781
YUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                                  50,933
YMC            Goldman Sachs VIT Mid Cap Value Fund                                                                        232,642

YID            INVESCO VIF - Dynamics Fund, Series I Shares                                                                      3
YFS            INVESCO VIF - Financial Services Fund, Series I Shares                                                          102
YTC            INVESCO VIF - Technology Fund, Series I Shares(3)                                                               585
YTL            INVESCO VIF - Telecommunications Fund(3)                                                                        276

YGT            Janus Aspen Series Global Technology Portfolio: Service Shares                                               59,795
YIG            Janus Aspen Series International Growth Portfolio: Service Shares                                            61,873
YAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                                  16,330

YIP            Lazard Retirement International Equity Portfolio                                                             87,403

YGW            MFS(R) Investors Growth Stock Series - Service Class                                                        134,545
YDS            MFS(R) New Discovery Series - Service Class                                                                 103,709
YUT            MFS(R) Utilities Series - Service Class                                                                          45

YPE            Pioneer Equity Income VCT Portfolio - Class II Shares                                                           349
YEU            Pioneer Europe VCT Portfolio - Class II Shares                                                                    1

YHS            Putnam VT Health Sciences Fund - Class IB Shares                                                                302
YPH            Putnam VT High Yield Fund - Class IB Shares                                                                  66,743
YPI            Putnam VT International Equity Fund - Class IB Shares                                                         2,711
YIO            Putnam VT International New Opportunities Fund - Class IB Shares                                             51,613
YNO            Putnam VT New Opportunities Fund - Class IA Shares                                                          930,447
YVS            Putnam VT Vista Fund - Class IB Shares                                                                       37,742

YMI            Royce Micro-Cap Portfolio                                                                                   379,186

YSO            Strong Opportunity Fund II - Advisor Class                                                                      134

YVA            Third Avenue Value Portfolio                                                                                229,161

YIC            Wanger International Small Cap                                                                               69,778
YSP            Wanger U.S. Smaller Companies                                                                               111,759

YAA            Wells Fargo VT Asset Allocation Fund                                                                            218
YWI            Wells Fargo VT International Equity Fund                                                                      1,226
YWS            Wells Fargo VT Small Cap Growth Fund                                                                          2,531

Y04            2004 Trust                                                                                                  653,107

(1) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 as of Dec. 8, 2003.
(2) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.
(3) INVESCO VIF - Telecommunications Fund, merged into INVESCO VIF - Technology Fund, Series I Shares as of April 30, 2004.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the variable life insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

                         IDS LIFE OF NEW YORK ACCOUNT 8

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

INVESTMENTS IN THE TRUST

Investments in units of the Trust are stated at market value which is the net asset value per unit as determined by the Trust. Investment transactions are accounted for on the date the units are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccount's share of the Trust's undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

IDS Life of New York also deducts a transaction charge equal, on an annual basis, to 0.25% of the average daily net assets of the subaccount investing in the Trust. This charge is intended to reimburse IDS Life of New York for the transaction charge paid directly by IDS Life of New York to Salomon Smith Barney Inc. on the sale of the Trust units to the Variable Account.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,009,588 in 2003 and $1,168,295 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

                         IDS LIFE OF NEW YORK ACCOUNT 8

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the IDS Life Series Fund, Inc. and American Express(R)Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                                              PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Income Portfolio                                                                                0.70%
IDS Life Series Fund - Equity Portfolio                                                                                       0.70%
IDS Life Series Fund - Government Securities Portfolio                                                                        0.70%
IDS Life Series Fund - Income Portfolio                                                                                       0.70%
IDS Life Series Fund - International Equity Portfolio                                                                         0.95%
IDS Life Series Fund - Managed Portfolio                                                                                      0.70%
IDS Life Series Fund - Money Market Portfolio                                                                                 0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                               0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                                                                  0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                                   0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                                  0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                         0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                                  1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                                                     0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                                                                       0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                            0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                                   0.620% to 0.545%
AXP(R) Variable Portfolio - International Fund                                                                     0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                                           0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                                 0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                          1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                                     0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                                    0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                               0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                                             0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                               0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Stock Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - Emerging Markets Fund and AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                         IDS LIFE OF NEW YORK ACCOUNT 8

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                                              PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                               0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                                                                  0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                                   0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                                  0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                         0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                                  0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                                                     0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                                                                       0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                                            0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                                   0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                                                                     0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                                           0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                                 0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                          0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                                     0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                               0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                                             0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                               0.060% to 0.035%

The IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT     INVESTMENT                                                                                                PURCHASES
----------------------------------------------------------------------------------------------------------------------------------
YEI            IDS Life Series Fund - Equity Income Portfolio                                                         $     51,161
YEQ            IDS Life Series Fund - Equity Portfolio                                                                   1,709,919
YGS            IDS Life Series Fund - Government Securities Portfolio                                                      474,007
YIN            IDS Life Series Fund - Income Portfolio                                                                     719,266
YIT            IDS Life Series Fund - International Equity Portfolio                                                       786,363
YMA            IDS Life Series Fund - Managed Portfolio                                                                  1,432,948
YMM            IDS Life Series Fund - Money Market Portfolio                                                             3,814,203

YBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                         54,803
YCR            AXP(R) Variable Portfolio - Capital Resource Fund                                                           188,120
YCM            AXP(R) Variable Portfolio - Cash Management Fund                                                          1,814,525
YBD            AXP(R) Variable Portfolio - Diversified Bond Fund                                                           768,188
YDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                1,112,371
YEM            AXP(R) Variable Portfolio - Emerging Markets Fund                                                           289,293
YES            AXP(R) Variable Portfolio - Equity Select Fund                                                                4,241
YGB            AXP(R) Variable Portfolio - Global Bond Fund                                                                407,075
YGR            AXP(R) Variable Portfolio - Growth Fund                                                                     499,237
YEX            AXP(R) Variable Portfolio - High Yield Bond Fund                                                          1,301,476
YIE            AXP(R) Variable Portfolio - International Fund                                                              121,153
YMF            AXP(R) Variable Portfolio - Managed Fund                                                                    253,890
YND            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                        1,498,388
YPS            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                     6,208
YIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                                                            1,141,961
YFI            AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                                              641,593
YSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                        262,159
YST            AXP(R) Variable Portfolio - Stock Fund                                                                          963
YSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                         84,623

YCA            AIM V.I. Capital Appreciation Fund, Series I Shares                                                          92,168
YAC            AIM V.I. Capital Appreciation Fund, Series II Shares                                                          2,581
YCD            AIM V.I. Capital Development Fund, Series I Shares                                                          105,563
YAD            AIM V.I. Capital Development Fund, Series II Shares                                                           1,749
YGI            AIM V.I. Core Equity Fund, Series I Shares                                                                1,460,394

YAL            AllianceBernstein VP Growth and Income Portfolio (Class B)                                                   17,693
YAB            AllianceBernstein VP International Value Portfolio (Class B)                                                  2,339

                         IDS LIFE OF NEW YORK ACCOUNT 8

SUBACCOUNT     INVESTMENT                                                                                                PURCHASES
----------------------------------------------------------------------------------------------------------------------------------
YIR            American Century(R) VP International, Class I                                                          $    341,377
YAI            American Century(R) VP International, Class II                                                                8,666
YVL            American Century(R) VP Value, Class I                                                                     1,067,543
YAV            American Century(R) VP Value, Class II                                                                       13,153

YSB            Calvert Variable Series, Inc. Social Balanced Portfolio                                                     185,040

YEG            Credit Suisse Trust - Mid-Cap Growth Portfolio                                                              187,910
                 (previously Credit Suisse Trust - Emerging Growth Portfolio)
YSC            Credit Suisse Trust - Small Cap Growth Portfolio                                                            173,431

YCG            Evergreen VA Growth and Income Fund - Class 2                                                                 1,584

YGC            Fidelity(R) VIP Growth & Income Portfolio Service Class                                                   2,273,658
YFG            Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                                    51,178
YMP            Fidelity(R) VIP Mid Cap Portfolio Service Class                                                           1,784,210
YFM            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                            90,615
YOS            Fidelity(R) VIP Overseas Portfolio Service Class                                                            425,787
YFO            Fidelity(R) VIP Overseas Portfolio Service Class 2                                                           17,708

YRE            FTVIPT Franklin Real Estate Fund - Class 2                                                                  698,025
YSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                                   223,527
YMS            FTVIPT Mutual Shares Securities Fund - Class 2                                                               14,337
YIF            FTVIPT Templeton Foreign Securities Fund - Class 2                                                          708,778

YSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                                            144,330
YUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                                 233,415
YMC            Goldman Sachs VIT Mid Cap Value Fund                                                                      1,117,000

YID            INVESCO VIF - Dynamics Fund, Series I Shares                                                                    338
YFS            INVESCO VIF - Financial Services Fund, Series I Shares                                                        1,335
YTC            INVESCO VIF - Technology Fund, Series I Shares                                                                7,040
YTL            INVESCO VIF - Telecommunications Fund                                                                           987

YGT            Janus Aspen Series Global Technology Portfolio: Service Shares                                              116,012
YIG            Janus Aspen Series International Growth Portfolio: Service Shares                                           304,316
YAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                                 101,352

YIP            Lazard Retirement International Equity Portfolio                                                            436,452

YGW            MFS(R) Investors Growth Stock Series - Service Class                                                        372,260
YDS            MFS(R) New Discovery Series - Service Class                                                                 339,380
YUT            MFS(R) Utilities Series - Service Class                                                                         679

YPE            Pioneer Equity Income VCT Portfolio - Class II Shares                                                         5,913
YEU            Pioneer Europe VCT Portfolio - Class II Shares                                                                   10

YHS            Putnam VT Health Sciences Fund - Class IB Shares                                                              3,181
YPH            Putnam VT High Yield Fund - Class IB Shares                                                                 362,082
YPI            Putnam VT International Equity Fund - Class IB Shares                                                        32,409
YIO            Putnam VT International New Opportunities Fund - Class IB Shares                                            339,729
YNO            Putnam VT New Opportunities Fund - Class IA Shares                                                        1,025,310
YVS            Putnam VT Vista Fund - Class IB Shares                                                                      112,668

YMI            Royce Micro-Cap Portfolio                                                                                 1,414,904

YSO            Strong Opportunity Fund II - Advisor Class                                                                    2,574

YVA            Third Avenue Value Portfolio                                                                              1,173,516

YIC            Wanger International Small Cap                                                                              758,201
YSP            Wanger U.S. Smaller Companies                                                                             1,358,516

YAA            Wells Fargo VT Asset Allocation Fund                                                                          2,799
YWI            Wells Fargo VT International Equity Fund                                                                      8,686
YWS            Wells Fargo VT Small Cap Growth Fund                                                                         16,746

Y04            2004 Trust                                                                                                   31,524

                         IDS LIFE OF NEW YORK ACCOUNT 8

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                        YEI        YEQ        YGS        YIN        YIT        YMA        YMM        YBC        YCR        YCM
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.02   $   5.50   $   2.44   $   2.49   $   2.16   $   4.18   $   1.78   $   0.96   $   0.86   $   1.00
At Dec. 31, 2001      $   1.03   $   3.74   $   2.57   $   2.67   $   1.54   $   3.35   $   1.83   $   0.79   $   0.70   $   1.02
At Dec. 31, 2002      $   0.82   $   2.44   $   2.80   $   2.86   $   1.26   $   2.54   $   1.84   $   0.61   $   0.54   $   1.03
At Dec. 31, 2003      $   1.16   $   3.08   $   2.83   $   2.95   $   1.60   $   3.09   $   1.84   $   0.77   $   0.69   $   1.02
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001            27     14,771        332      2,394      8,458     10,735      1,816         44         20        532
At Dec. 31, 2002            99     13,651        445      2,302      7,631     10,071      1,894         79         38        950
At Dec. 31, 2003           129     12,988        492      2,139      7,291      9,391      1,542        146        290      1,081
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $     28   $ 55,172   $    853   $  6,389   $ 13,039   $ 35,923   $  3,329   $     35   $     14   $    544
At Dec. 31, 2002      $     82   $ 33,324   $  1,246   $  6,575   $  9,604   $ 25,567   $  3,485   $     48   $     21   $    974
At Dec. 31, 2003      $    149   $ 40,018   $  1,392   $  6,319   $ 11,644   $ 29,003   $  2,832   $    113   $    202   $  1,104
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           1.13%      0.13%      5.10%      6.16%      0.93%      1.89%      3.73%      0.64%      0.77%      2.70%
For the year ended
  Dec. 31, 2002           1.54%      0.34%      4.33%      5.14%      0.74%      1.74%      1.29%      0.81%      0.55%      1.13%
For the year ended
  Dec. 31, 2003           1.81%        --       3.27%      3.67%      1.09%      1.83%      0.69%      0.88%      0.62%      0.51%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001           0.98%    (32.00%)     5.33%      7.23%    (28.70%)   (19.86%)     2.81%    (17.71%)   (18.60%)     2.00%
For the year ended
  Dec. 31, 2002         (20.39%)   (34.76%)     8.95%      7.12%    (18.18%)   (24.18%)     0.55%    (22.78%)   (22.86%)     0.98%
For the year ended
  Dec. 31, 2003          41.46%     26.23%      1.07%      3.15%     26.98%     21.65%      0.00%     26.23%     27.78%     (0.97%)
---------------------------------------------------------------------------------------------------------------------------------

                        YBD        YDE        YEM       YES(4)      YGB        YGR        YEX        YIE        YMF        YND
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.02   $   1.02   $   0.93         --   $   1.06   $   0.89   $   0.96   $   0.76   $   0.93   $   0.90
At Dec. 31, 2001      $   1.08   $   1.03   $   0.91         --   $   1.06   $   0.61   $   0.99   $   0.54   $   0.82   $   0.74
At Dec. 31, 2002      $   1.13   $   0.83   $   0.85         --   $   1.21   $   0.45   $   0.92   $   0.44   $   0.71   $   0.58
At Dec. 31, 2003      $   1.17   $   1.15   $   1.18   $   1.11   $   1.35   $   0.54   $   1.14   $   0.55   $   0.85   $   0.71
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001           738        662         14         --         88        206        373         27        131      2,895
At Dec. 31, 2002         1,935      1,564         71         --        221        572        941        124        252      6,546
At Dec. 31, 2003         2,197      2,517        127          4        414      1,455      1,704        249        515      8,149
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $    795   $    680   $     13         --   $     93   $    126   $    370   $     15   $    108   $  2,151
At Dec. 31, 2002      $  2,181   $  1,290   $     60         --   $    266   $    256   $    866   $     54   $    179   $  3,764
At Dec. 31, 2003      $  2,563   $  2,905   $    151   $      4   $    559   $    784   $  1,947   $    138   $    436   $  5,783
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           6.26%      1.41%      0.02%        --       5.83%        --      10.77%      1.51%      2.56%      0.34%
For the year ended
  Dec. 31, 2002           5.13%      1.64%        --         --       4.70%      0.10%      7.68%      1.01%      2.73%      0.53%
For the year ended
  Dec. 31, 2003           3.57%      1.60%      1.89%        --       7.32%      0.21%      7.62%      0.95%      2.24%      0.68%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%        --       0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%        --       0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001           5.88%      0.98%     (2.15%)       --       0.00%    (31.46%)     3.13%    (28.95%)   (11.83%)   (17.78%)
For the year ended
  Dec. 31, 2002           4.63%    (19.42%)    (6.59%)       --      14.15%    (26.23%)    (7.07%)   (18.52%)   (13.41%)   (21.62%)
For the year ended
  Dec. 31, 2003           3.54%     38.55%     38.82%     11.00%     11.57%     20.00%     23.91%     25.00%     19.72%     22.41%
---------------------------------------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                       YPS(4)      YIV        YFI        YSM       YST(4)      YSA        YCA       YAC(4)      YCD       YAD(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --   $   0.96   $   1.02   $   0.98         --   $   0.58   $   0.89         --   $   1.01         --
At Dec. 31, 2001            --   $   0.83   $   1.06   $   0.91         --   $   0.38   $   0.68         --   $   0.92         --
At Dec. 31, 2002            --   $   0.64   $   1.11   $   0.74         --   $   0.26   $   0.51         --   $   0.71         --
At Dec. 31, 2003      $   1.18   $   0.81   $   1.12   $   1.09   $   1.10   $   0.33   $   0.65   $   1.12   $   0.96   $   1.15
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001            --      1,027        138        115         --        317         90         --        143         --
At Dec. 31, 2002            --      2,200        931        255         --        480        226         --        286         --
At Dec. 31, 2003             5      3,339      1,139        527          1        660        348          2        361          2
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001            --   $    857   $    146   $    104         --   $    121   $     61         --   $    131         --
At Dec. 31, 2002            --   $  1,412   $  1,038   $    190         --   $    124   $    115         --   $    204         --
At Dec. 31, 2003      $      6   $  2,718   $  1,277   $    576   $      1   $    218   $    227   $      3   $    346   $      2
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --       1.14%      4.36%        --         --       0.30%        --         --         --         --
For the year ended
  Dec. 31, 2002             --       1.01%      2.91%        --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           0.16%      1.20%      2.30%        --       0.15%        --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --       0.90%      0.90%      0.90%        --       0.90%      0.90%        --       0.90%        --
For the year ended
  Dec. 31, 2002             --       0.90%      0.90%      0.90%        --       0.90%      0.90%        --       0.90%        --
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --     (13.54%)     3.92%     (7.14%)       --     (34.48%)   (23.60%)       --      (8.91%)       --
For the year ended
  Dec. 31, 2002             --     (22.89%)     4.72%    (18.68%)       --     (31.58%)   (25.00%)       --     (22.83%)       --
For the year ended
  Dec. 31, 2003          18.00%     26.56%      0.90%     47.30%     10.00%     26.92%     27.45%     12.00%     35.21%     15.00%
---------------------------------------------------------------------------------------------------------------------------------

                        YGI       YAL(4)     YAB(4)      YIR       YAI(4)      YVL       YAV(4)      YSB        YEG        YSC
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.78         --         --   $   1.00         --   $   1.07         --   $   0.93   $   0.96   $   0.76
At Dec. 31, 2001      $   1.36         --         --   $   0.71         --   $   1.20         --   $   0.86   $   0.80   $   0.63
At Dec. 31, 2002      $   1.14         --         --   $   0.56         --   $   1.04         --   $   0.75   $   0.56   $   0.41
At Dec. 31, 2003      $   1.40   $   1.12   $   1.17   $   0.69   $   1.14   $   1.33   $   1.14   $   0.88   $   0.79   $   0.61
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001        16,462         --         --        419         --        964         --         56         30        183
At Dec. 31, 2002        14,872         --         --      1,042         --      2,475         --        125         76        435
At Dec. 31, 2003        14,863         17          2      1,508          8      3,179         11        312        262        564
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $ 22,399         --         --   $    295         --   $  1,159         --   $     48   $     24   $    115
At Dec. 31, 2002      $ 16,932         --         --   $    580         --   $  2,575         --   $     93   $     42   $    180
At Dec. 31, 2003      $ 20,866   $     19   $      2   $  1,035   $      9   $  4,224   $     13   $    276   $    208   $    344
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.05%        --         --         --         --         --         --      10.97%        --         --
For the year ended
  Dec. 31, 2002           0.32%        --         --       0.64%        --       0.61%        --       3.94%        --         --
For the year ended
  Dec. 31, 2003           1.04%        --         --       0.64%        --       1.01%        --       2.74%        --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%        --         --       0.90%        --       0.90%        --       0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2002           0.90%        --         --       0.90%        --       0.90%        --       0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (23.60%)       --         --     (29.00%)       --      12.15%        --      (7.53%)   (16.67%)   (17.11%)
For the year ended
  Dec. 31, 2002         (16.18%)       --         --     (21.13%)       --     (13.33%)       --     (12.79%)   (30.00%)   (34.92%)
For the year ended
  Dec. 31, 2003          22.81%     12.00%     17.00%     23.21%     14.00%     27.88%     14.00%     17.33%     41.07%     48.78%
---------------------------------------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                       YCG(5)      YGC       YFG(4)      YMP       YFM(4)      YOS       YFO(4)      YRE        YSV       YMS(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --   $   0.99         --   $   1.04         --   $   0.96         --   $   1.08   $   1.08         --
At Dec. 31, 2001            --   $   0.89         --   $   0.99         --   $   0.75         --   $   1.16   $   1.22         --
At Dec. 31, 2002            --   $   0.74         --   $   0.89         --   $   0.59         --   $   1.17   $   1.10         --
At Dec. 31, 2003      $   1.12   $   0.90   $   1.07   $   1.22   $   1.18   $   0.84   $   1.21   $   1.57   $   1.43   $   1.12
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001            --      1,119         --      1,326         --        222         --        267        131         --
At Dec. 31, 2002            --      2,806         --      3,251         --        555         --        924        423         --
At Dec. 31, 2003             1      5,424         48      4,845         82      1,119         15      1,305        529         13
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001            --   $    998         --   $  1,315         --   $    167         --   $    309   $    159         --
At Dec. 31, 2002            --   $  2,067         --   $  2,878         --   $    330         --   $  1,081   $    464         --
At Dec. 31, 2003      $      2   $  4,893   $     52   $  5,887   $     97   $    943   $     18   $  2,053   $    759   $     15
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --       0.21%        --         --         --       0.14%        --       1.84%      0.14%        --
For the year ended
  Dec. 31, 2002             --       0.83%        --       0.55%        --       0.46%        --       2.50%      0.32%        --
For the year ended
  Dec. 31, 2003           1.89%      0.80%        --       0.26%        --       0.52%        --       2.48%      0.21%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --       0.90%        --       0.90%        --       0.90%        --       0.90%      0.90%        --
For the year ended
  Dec. 31, 2002             --       0.90%        --       0.90%        --       0.90%        --       0.90%      0.90%        --
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --     (10.10%)       --      (4.81%)       --     (21.88%)       --       7.41%     12.96%        --
For the year ended
  Dec. 31, 2002             --     (16.85%)       --     (10.10%)       --     (21.33%)       --       0.86%     (9.84%)       --
For the year ended
  Dec. 31, 2003           4.67%     21.62%      7.00%     37.08%     18.00%     42.37%     21.00%     34.19%     30.00%     12.00%
---------------------------------------------------------------------------------------------------------------------------------

                        YIF        YSE        YUE        YMC       YID(4)     YFS(4)     YTC(4)     YTL(4)      YGT        YIG
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.03   $   0.99   $   0.95   $   1.07         --         --         --         --   $   0.85   $   0.94
At Dec. 31, 2001      $   0.86   $   1.02   $   0.83   $   1.19         --         --         --         --   $   0.53   $   0.71
At Dec. 31, 2002      $   0.69   $   0.86   $   0.64   $   1.13         --         --         --         --   $   0.31   $   0.52
At Dec. 31, 2003      $   0.90   $   1.25   $   0.82   $   1.43   $   1.15   $   1.11   $   1.18   $   1.15   $   0.45   $   0.70
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001           262        100        167        468         --         --         --         --        165        905
At Dec. 31, 2002         1,147        317        418      1,456         --         --         --         --        310      1,826
At Dec. 31, 2003         1,870        393        675      2,169         --          1          6          1        472      2,027
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $    225   $    103   $    138   $    558         --         --         --         --   $     87   $    644
At Dec. 31, 2002      $    792   $    274   $    268   $  1,641         --         --         --         --   $     96   $    957
At Dec. 31, 2003      $  1,692   $    491   $    556   $  3,110         --   $      1   $      7   $      1   $    211   $  1,416
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           1.11%      0.78%      1.15%      1.99%        --         --         --         --       0.77%      0.78%
For the year ended
  Dec. 31, 2002           1.56%      0.41%      0.86%      1.51%        --         --         --         --         --       0.75%
For the year ended
  Dec. 31, 2003           1.70%      0.25%      0.88%      1.08%        --       3.12%        --         --         --       1.00%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%      0.90%        --         --         --         --       0.90%      0.90%
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%      0.90%        --         --         --         --       0.90%      0.90%
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (16.50%)     3.03%    (12.63%)    11.21%        --         --         --         --     (37.65%)   (24.47%)
For the year ended
  Dec. 31, 2002         (19.77%)   (15.69%)   (22.89%)    (5.04%)       --         --         --         --     (41.51%)   (26.76%)
For the year ended
  Dec. 31, 2003          30.43%     45.35%     28.13%     26.55%     15.00%     11.00%     18.00%     15.00%     45.16%     34.62%
---------------------------------------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                        YAG        YIP        YGW        YDS       YUT(4)     YPE(4)     YEU(4)     YHS(4)      YPH       YPI(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
 VALUE
At Dec. 31, 2000      $   0.85   $   0.99   $   0.95   $   0.98         --         --         --         --   $   0.98         --
At Dec. 31, 2001      $   0.51   $   0.75   $   0.71   $   0.92         --         --         --         --   $   1.01         --
At Dec. 31, 2002      $   0.36   $   0.66   $   0.51   $   0.62         --         --         --         --   $   0.99         --
At Dec. 31, 2003      $   0.49   $   0.84   $   0.62   $   0.82   $   1.14   $   1.11   $   1.19   $   1.08   $   1.24   $   1.16
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001           373        244        923        659         --         --         --         --        154         --
At Dec. 31, 2002           563        567      1,364      1,465         --         --         --         --        232         --
At Dec. 31, 2003           708      1,077      1,865      1,751          1          6         --          3        427         30
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $    191   $    182   $    656   $    605         --         --         --         --   $    155         --
At Dec. 31, 2002      $    205   $    375   $    694   $    909         --         --         --         --   $    230         --
At Dec. 31, 2003      $    344   $    908   $  1,153   $  1,436   $      1   $      6         --   $      3   $    530   $     35
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --       0.01%      0.02%        --         --         --         --         --       2.62%        --
For the year ended
  Dec. 31, 2002             --       0.08%        --         --         --         --         --         --       9.40%        --
For the year ended
  Dec. 31, 2003             --       0.34%        --         --         --       2.31%        --         --       7.87%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%      0.90%        --         --         --         --       0.90%        --
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%      0.90%        --         --         --         --       0.90%        --
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (40.00%)   (24.24%)   (25.26%)    (6.12%)       --         --         --         --       3.06%        --
For the year ended
  Dec. 31, 2002         (29.41%)   (12.00%)   (28.17%)   (32.61%)       --         --         --         --      (1.98%)       --
For the year ended
  Dec. 31, 2003          36.11%     27.27%     21.57%     32.26%     14.00%     11.00%     19.00%      8.00%     25.25%     16.00%
---------------------------------------------------------------------------------------------------------------------------------

                        YIO        YNO        YVS        YMI       YSO(4)      YVA        YIC        YSP       YAA(4)     YWI(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   0.93   $   1.81   $   0.92   $   1.01         --   $   1.10   $   0.90   $   1.05         --         --
At Dec. 31, 2001      $   0.66   $   1.26   $   0.60   $   1.30         --   $   1.24   $   0.70   $   1.15         --         --
At Dec. 31, 2002      $   0.56   $   0.87   $   0.42   $   1.13         --   $   1.09   $   0.60   $   0.95         --         --
At Dec. 31, 2003      $   0.74   $   1.14   $   0.55   $   1.66   $   1.13   $   1.54   $   0.88   $   1.35   $   1.11   $   1.19
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001           284     13,900        385        583         --      1,131        180        239         --         --
At Dec. 31, 2002           574     12,828        690      1,758         --      2,397        772      1,133         --         --
At Dec. 31, 2003           775     12,581        722      2,483          2      3,110      1,557      2,194          2          8
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $    186   $ 17,448   $    233   $    761         --   $  1,397   $    126   $    276         --         --
At Dec. 31, 2002      $    322   $ 11,123   $    287   $  1,980         --   $  2,621   $    462   $  1,078         --         --
At Dec. 31, 2003      $    573   $ 14,347   $    396   $  4,133   $      3   $  4,803   $  1,373   $  2,963   $      3   $      9
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --       0.15%        --       0.01%        --         --
For the year ended
  Dec. 31, 2002           0.57%        --         --         --         --       0.22%        --         --         --         --
For the year ended
  Dec. 31, 2003           0.27%        --         --         --       0.05%      0.20%      0.24%        --       8.59%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%      0.90%        --       0.90%      0.90%      0.90%        --         --
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%      0.90%        --       0.90%      0.90%      0.90%        --         --
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (29.03%)   (30.39%)   (34.78%)    28.71%        --      12.73%    (22.22%)     9.52%        --         --
For the year ended
  Dec. 31, 2002         (15.15%)   (30.95%)   (30.00%)   (13.08%)       --     (12.10%)   (14.29%)   (17.39%)       --         --
For the year ended
  Dec. 31, 2003          32.14%     31.03%     30.95%     46.90%     13.00%     41.28%     46.67%     42.11%     11.00%     19.00%
---------------------------------------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                                                                                               YWS(4)       Y04
                                                                                                              -------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                                                    --   $   3.56
At Dec. 31, 2001                                                                                                    --   $   3.81
At Dec. 31, 2002                                                                                                    --   $   4.08
At Dec. 31, 2003                                                                                              $   1.18   $   4.11
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                                                                    --        233
At Dec. 31, 2002                                                                                                    --        173
At Dec. 31, 2003                                                                                                    15        157
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                                                                                    --   $    886
At Dec. 31, 2002                                                                                                    --   $    708
At Dec. 31, 2003                                                                                              $     17   $    647
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                                    --         --
For the year ended Dec. 31, 2002                                                                                    --         --
For the year ended Dec. 31, 2003                                                                                    --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                                    --       1.15%
For the year ended Dec. 31, 2002                                                                                    --       1.15%
For the year ended Dec. 31, 2003                                                                                  0.90%      1.15%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                                                    --       7.02%
For the year ended Dec. 31, 2002                                                                                    --       7.09%
For the year ended Dec. 31, 2003                                                                                 18.00%      0.74%
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4)  Operations commenced on Aug. 18, 2003.
(5)  Operations commenced on Dec. 8, 2003.

                         IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Report of Ernst & Young LLP Independent Auditors

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

January 26, 2004

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31,
(In thousands, except share amounts)
                                                                                                        2003          2002
ASSETS
Investments:
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $1,290,945; 2002, $1,199,951)         $1,342,994    $1,256,986
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             8            --
   Mortgage loans on real estate                                                                      158,581       112,239
   Policy loans                                                                                        29,640        30,743
                                                                                                    ---------     ---------
         Total investments                                                                          1,531,223     1,399,968
Cash and cash equivalents                                                                              13,615        24,106
Amounts recoverable from reinsurers                                                                    24,179        20,067
Amounts due from brokers                                                                                   12            --
Accounts receivable                                                                                     1,816         1,238
Premiums due                                                                                              315           338
Accrued investment income                                                                              17,020        16,921
Deferred policy acquisition costs                                                                     184,357       168,371
Other assets                                                                                            5,163         4,961
Separate account assets                                                                             1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total assets                                                                              $3,221,467    $2,772,829
                                                                                                   ==========    ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $1,073,952     $ 960,480
      Universal life-type insurance                                                                   177,458       171,960
      Traditional life, disability income and long-term care insurance                                117,042       102,796
   Policy claims and other policyholders' funds                                                         4,778         2,343
   Deferred income taxes, net                                                                          23,848        22,085
   Other liabilities                                                                                   13,557        16,257
   Separate account liabilities                                                                     1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total liabilities                                                                          2,854,402     2,412,780
                                                                                                    =========     =========
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  31,229        35,141
   Retained earnings                                                                                  284,836       273,908
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                   367,065       360,049
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                         $3,221,467    $2,772,829
                                                                                                   ==========    ==========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
REVENUES
   Traditional life, disability income and long-term care insurance premiums          $ 21,698       $ 20,043      $ 20,566
   Policyholder and contractholder charges                                              29,726         28,838        27,238
   Mortality and expense risk and other fees                                            14,326         13,960        16,182
   Net investment income                                                                87,117         84,176        79,172
   Net realized loss on investments                                                       (338)        (8,481)      (26,426)
                                                                                      --------       --------      --------
      Total revenues                                                                   152,529        138,536       116,732
                                                                                      ========       ========      ========
BENEFITS AND EXPENSES Death and other benefits:
      Traditional life, disability income and long-term care insurance                   7,410          7,252         6,294
      Universal life-type insurance and investment contracts                            11,770          6,279        12,605
   Increase in liabilities for future policy benefits for traditional life, disability
income and long-term care insurance                                                      9,697          9,352         7,784
   Interest credited on universal life-type insurance and investment contracts          52,673         46,151        47,339
   Amortization of deferred policy acquisition costs                                     7,741         15,834        16,341
   Other insurance and operating expenses                                               17,024         12,333        13,668
                                                                                      --------       --------      --------
         Total benefits and expenses                                                   106,315         97,201       104,031
                                                                                      --------       --------      --------
Income before income taxes                                                              46,214         41,335        12,701
Income tax expense                                                                      15,286         14,302         4,685
                                                                                      --------       --------      --------
Net income                                                                            $ 30,928       $ 27,033      $  8,016
                                                                                      ========       ========      ========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31,
(In thousands)

                                                                                        2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                        $  30,928      $  27,033     $   8,016
   Adjustments to reconcile net income to net cash provided by operating activities:
      Policy loans, excluding universal life-type insurance:
         Issuance                                                                       (2,230)        (2,430)       (2,781)
         Repayment                                                                       2,566          2,912         3,167
      Change in accrued investment income                                                 (707)          (945)        2,570
      Change in amounts recoverable from reinsurers                                     (4,112)        (4,166)       (5,691)
      Change in premiums due                                                                23             58           (51)
      Change in accounts receivable                                                       (578)           867           144
      Change in other assets                                                              (202)          (169)       (4,203)
      Change in deferred policy acquisition costs, net                                 (17,027)       (15,208)      (10,376)
      Change in liabilities for future policy benefits for traditional life,
        disability income and long-term care insurance                                  14,246         14,898        11,801
      Change in policy claims and other policyholder's funds                             2,435         (4,461)        3,861
      Deferred income tax provision (benefit)                                            3,870          1,851        (4,763)
      Change in other liabilities                                                       (2,700)        (2,402)           68
      Amortization of premium (accretion of discount), net                                 808           (819)        3,477
      Net realized loss on investments                                                     338          8,481        26,426
      Policyholder and contractholder charges, non-cash                                (14,352)       (13,394)      (12,632)
      Other, net                                                                           194         (1,582)          126
                                                                                     ---------      ---------     ---------
         Net cash provided by operating activities                                      13,500         10,524        19,159
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
   Available-for-Sale securities:
      Purchases                                                                       (718,910)      (590,944)     (429,487)
      Maturities, sinking fund payments and calls                                      139,530        198,972       117,961
      Sales                                                                            488,168        215,680       214,426
   Other investments, excluding policy loans:
      Purchases                                                                        (70,848)        (1,374)         (309)
      Sales                                                                             24,184         14,235        19,223
   Change in amounts due to and from brokers                                               (12)       (31,487)       32,364
                                                                                     ---------      ---------     ---------
         Net cash used in investing activities                                        (137,888)      (194,918)      (45,822)
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             141,822        174,235        56,228
   Surrenders and death benefits                                                       (61,174)       (15,299)      (81,988)
   Interest credited to account balances                                                52,673         46,151        47,339
   Universal life-type insurance policy loans:
   Issuance                                                                             (3,908)        (4,102)       (4,308)
   Repayment                                                                             4,484          4,150         3,544
   Cash dividends                                                                      (20,000)       (14,000)      (16,000)
                                                                                     ---------      ---------     ---------
Net cash provided by financing activities                                              113,897        191,135         4,815
                                                                                     ---------      ---------     ---------
   Net (decrease) increase in cash and cash equivalents                                (10,491)         6,741       (21,848)
   Cash and cash equivalents at beginning of year                                       24,106         17,365        39,213
                                                                                     ---------      ---------     ---------
   Cash and cash equivalents at end of year                                          $  13,615      $  24,106     $  17,365
                                                                                     =========      =========     =========
   Supplemental disclosures:
      Income taxes paid                                                              $  12,340      $  13,059     $   5,408
      Interest on borrowings                                                               108              6            35

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

For the three years ended December 31, 2003
(In thousands)
                                                                                            Accumulated
                                                                                               other
                                                                              Additional   comprehensive                  Total
                                                                   Capital      paid-in   income (loss),   Retained   stockholder's
                                                                    stock       capital     net of tax     earnings      equity
Balance, January 1, 2001                                           $ 2,000    $ 49,000      $ (10,324)    $ 268,859     $ 309,535
Comprehensive income:
   Net income                                                           --          --             --         8,016         8,016
   Cumulative effect of adopting SFAS No. 133, net
      of income tax benefit of $486                                     --          --           (903)           --          (903)
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($416)
      and income tax expense of $16,188                                 --          --         30,065            --        30,065
   Reclassification adjustment for gains on Available-for-Sale securities included in net income, net
      of income tax expense of $7,673                                   --          --        (14,250)           --       (14,250)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         14,912            --        14,912
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    22,928
Cash dividends                                                          --          --             --       (16,000)      (16,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2001                                         $ 2,000    $ 49,000        $ 4,588     $ 260,875     $ 316,463
Comprehensive income:
   Net income                                                           --          --             --        27,033        27,033
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                                --          --         25,268            --        25,268
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $2,846                       --          --          5,285            --         5,285
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         30,553            --        30,553
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    57,586
Cash dividends                                                          --          --             --       (14,000)      (14,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2002                                         $ 2,000    $ 49,000       $ 35,141     $ 273,908     $ 360,049
Comprehensive income:
   Net income                                                           --          --             --        30,928        30,928
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred
      policy acquisition costs of ($1,041) and income tax
      benefit of $2,107                                                 --          --         (3,911)           --        (3,911)
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $nil                         --          --             (1)           --            (1)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive loss                                             --          --         (3,912)           --        (3,912)
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    27,016
Cash dividends                                                          --          --             --       (20,000)      (20,000)
                                                                   -------    --------      ---------     ---------     ---------
Balance, December 31, 2003                                         $ 2,000    $ 49,000       $ 31,229     $ 284,836     $ 367,065
                                                                   =======    ========       ========     =========     =========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION AND NATURE OF OPERATIONS

Nature of business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income insurance. Although IDS Life of New York discontinued marketing proprietary long-term care insurance at the end of 2002, it still retains risk on a block of existing contracts, 50% of which are reinsured.

Under IDS Life of New York's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short term securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator) as reconciled in Note 10. Certain reclassifications of prior period amounts have been made to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in Net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life of New York's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for loan losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

IDS Life of New York defines cash equivalents as investments with a maturity at the date of their acquisition of three months or less. These investments are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of the interest margins associated with the products.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For insurance and annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

Guaranteed Minimum Death Benefit

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of IDS Life of New York's contracts containing a GMBD provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002, and 2001 were $1.8 million, $1.0 million, and $1.0 million, respectively. See Recently Issued Accounting Standards section of Note 2 herein for a description of Statement of Position 03-1.

Liabilities for future policy benefits

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 9.5%, depending on year of issue, with an average rate of approximately 6.3%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated interest rates for long-term care policy reserves are 7.75% to 9% at policy issue and grade to 6.5% to 7.0% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%, with an average of approximately 5.7%.

IDS Life of New York issues only non-participating life insurance contracts and has no short-duration life insurance liabilities.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Reinsurance

Included in accounts receivables are amounts recoverable from reinsurers of $24.2 million and $20.1 million at December 31, 2003 and 2002, respectively.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any policy insuring a joint-life combination. IDS Life of New York generally retains 10% of the mortality risk on new life insurance policies insuring a single life. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. IDS Life of New York retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life of New York provides for income taxes on a separate return basis. Under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

Separate account assets and liabilities are funds held for the exclusive benefit of variable annuity and variable life insurance contract owners. IDS Life of New York receives mortality and expense risk fees from the separate accounts.

IDS Life of New York provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that the death benefit will continue to be payable at the current level less outstanding loans regardless of investment performance so long as the policy owners pays the contractual premium requirements for the death benefit guarantee provision.

Recently Issued Accounting Standards

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". IDS Life of New York adopted the consensus as of January 1, 2001. Issue 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDOs. Although there was no significant impact resulting from the adoption of Issue 99-20, IDS Life of New York holds structured securities that are accounted for under Issue 99-20.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 include SLTs for which IDS Life of New York has an 8% ownership interest in each of two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, IDS Life of New York is not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York has a pro rata return based on the performance of up to $200 million of the high-yield loans. Currently, the underlying portfolio consists of $176.4 million in high-yield loans which have a market value of $172.5 million. The SLTs have an adjusted cost basis of $41.5 million. IDS Life of New York's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $41.5 million.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

FIN 46 does not impact the accounting for qualified special purpose entities as defined by Statement of Financial Accounting Standard (SFA's) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities," such as IDS Life of New York's CDO-related securitization trust established in 2001. That trust contains a majority of IDS Life of New York's rated CDO's whose retained interest in the trust had a carrying value of $16.9 million at December 31, 2003, of which $12.5 million is considered investment grade.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). IDS Life of New York is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by IDS Life of New York. IDS Life of New York expects to adopt SOP 03-1 on January 1, 2004, and will recognize any impact in IDS Life of New York's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 3, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

3. INVESTMENTS

Fixed maturity and equity securities

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                       Gross           Gross
(Thousands)                                                           Amortized     unrealized       unrealized     Fair
Fixed maturities:                                                       cost           gains           losses       value
Corporate bonds and obligations                                       $  672,575       $35,531         $2,792    $  705,314
Mortgage and asset-backed securities                                     405,743        13,064            578       418,229
Foreign corporates, government bonds and obligations                     143,875         8,919          1,142       151,652
Structured investments                                                    59,331             -            919        58,412
State and municipal obligations                                            5,995            30            192         5,833
U.S. Government agency obligations                                         3,426           128              -         3,554
                                                                      ----------       -------         ------    ----------
Total fixed maturity securities                                       $1,290,945       $57,672         $5,623    $1,342,994
                                                                      ==========       =======         ======    ==========
Common stocks                                                         $       --       $     8         $   --     $       8
                                                                      ----------       -------         ------    ----------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         Gross          Gross
(Thousands)                                                             Amortized     unrealized     unrealized       Fair
Fixed maturities:                                                         cost           gains         losses         value
Corporate bonds and obligations                                       $  505,026       $33,356        $ 7,717    $  530,665
Mortgage and asset-backed securities                                     548,018        26,687          1,406       573,299
Foreign corporates, government bonds and obligations                      86,814         7,807            123        94,498
Structured investments                                                    59,662             -          1,643        58,019
U.S. Government agency obligations                                           431            74              -           505
                                                                      ----------       -------        -------    ----------
Total fixed maturity securities                                       $1,199,951       $67,924        $10,889    $1,256,986
                                                                      ==========       =======        =======    ==========

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

(Thousands)                             Less than 12 months               12 months or more                  Total
Description of Securities            Fair value   Unrealized losses  Fair value  Unrealized losses  Fair value  Unrealized losses
Corporate debt securities            $141,774      $(2,854)             $479          $(18)          $142,253       $(2,872)
Mortgage and other asset-backed
   securities                          79,623         (578)               --            --             79,623          (578)
State and municipal obligations         3,810         (191)               --            --              3,810          (191)
Foreign corporates, government
  bonds and obligations                39,794       (1,063)               --            --             39,794        (1,063)
                                     --------      -------              ----          ----           --------       -------
Total                                $265,001      $(4,686)             $479          $(18)          $265,480       $(4,704)
                                     ========      =======              ====          ====           ========       =======

Note: Excludes structured investments that are accounted for pursuant to EITF 99-20, and are therefore outside the scope of EITF 03-1. At December 31, 2003, such investments had gross unrealized losses of $919 thousand.

Approximately 98 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See the Fixed maturity and equity securities section of Note 2 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2003:

                                                  Amortized         Fair
(Thousands)                                         cost            value
Due within 1 year                               $   23,368      $   24,023
Due after 1 year through 5 years                   172,391         182,420
Due after 5 years through 10 years                 593,344         619,710
Due after 10 years                                  96,099          98,612
Mortgage and asset-backed securities               405,743         418,229
                                                ----------      ----------
Total                                           $1,290,945      $1,342,994
                                                ==========      ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

At December 31, 2003 and 2002, bonds carried at $250 thousand and $298 thousand, respectively, were on deposit with the state of New York as required by law.

At December 31, 2003, fixed maturity securities comprised approximately 88 percent of IDS Life of New York's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $72 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agency's rating differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                 2003             2002
AAA                                                     34%             47%
AA                                                       2               1
A                                                       24              17
BBB                                                     31              28
BB                                                       5               5
Below investment grade                                   4               2
                                                       ---             ---
   Total                                               100%            100%
                                                       ===             ===

At December 31, 2003, approximately 89 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                  2003              2002              2001
Sales                       $488,168         $215,680          $214,426
Maturities                  $139,530         $198,972          $117,961
Purchases                   $718,910         $590,944          $429,487
                            --------         --------          --------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $15.4 million, $7.2 million and $5.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($8.3 million), ($6.8 million) and ($18.3 million) for the same periods. IDS Life also recognized (losses) of approximately ($7.1 million), ($8.5 million) and ($13.0 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, IDS Life of New York recorded pretax losses of $31.0 million to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with IDS Life of New York's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, approximately $24.1 million of these losses are included in Net realized losses on investments and approximately $6.9 million are included in Net investment income.

During 2001, IDS Life of New York placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22.0 million, into a securitization trust. In return, IDS Life of New York received $2.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19.1 million. As of December 31, 2003, the retained interests had a carrying value of approximately $16.9 million, of which approximately $12.5 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF 99-20.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Mortgages loans on real estate

At December 31, 2003, approximately 10 percent of IDS Life of New York's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Region                                                                       sheet   commitments         sheet    commitments
West North Central                                                         $ 12,728     $ 3,850        $ 15,169       $--
East North Central                                                           38,402       5,575          18,951        --
South Atlantic                                                               23,313          --          19,466        --
Middle Atlantic                                                              11,941       2,800          11,363        --
Pacific                                                                      26,213          --           6,346        --
Mountain                                                                     29,395       2,700          28,895        --
New England                                                                   7,272          --           5,603        --
West South Central                                                            3,861         100              --        --
East South Central                                                            6,954          --           7,603        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===


                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Property type                                                                sheet   commitments         sheet    commitments
Apartments                                                                 $ 42,719     $ 2,100        $ 37,635       $--
Department/retail stores                                                     39,426       9,350          36,571        --
Office buildings                                                             32,303       3,575          16,388        --
Industrial buildings                                                         25,897          --          13,506        --
Nursing/retirement                                                            3,525          --           4,072        --
Mixed Use                                                                     1,394          --              --        --
Hotels/Motels                                                                 2,994          --              --        --
Other                                                                         3,700          --              --        --
Medical buildings                                                             8,121          --           5,224        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2003, 2002 and 2001, IDS Life of New York's investment in impaired loans was $nil, $481 thousand and $nil, respectively.

During 2003, 2002 and 2001, the average recorded investment in impaired loans was $295 thousand, $37 thousand and $nil, respectively.

IDS Life of New York recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2003, 2002, and 2001.

The following table presents changes in the reserve for mortgage loan losses:

(Thousands)                                                                               2003          2002           2001
Balance, January 1                                                                      $1,157         $  805          $303
Provision for mortgage loan losses                                                         341            352           502
                                                                                        ------         ------          ----
Balance, December 31                                                                    $1,498         $1,157          $805
                                                                                        ======         ======          ====

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2003          2002           2001
Income on fixed maturity securities                                                    $76,491        $71,665       $69,566
Income on mortgage loans on real estate                                                  8,830          9,483        10,682
Other                                                                                    3,272          3,890          (900)
                                                                                       -------        -------       -------
                                                                                        88,593         85,038        79,348
Less investment expenses                                                                 1,476            862           176
                                                                                       -------        -------       -------
Total                                                                                  $87,117        $84,176       $79,172
                                                                                       =======        =======       =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2003          2002           2001
Fixed maturity securities                                                                $   1        $(8,129)     $(25,924)
Mortgage loans on real estate                                                             (341)          (352)         (502)
Other                                                                                        2             --            --
                                                                                         -----        -------      --------
Total                                                                                    $(338)       $(8,481)     $(26,426)
                                                                                         =====        =======      ========

4. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31 consists of the following:

(Thousands)                                                                              2003          2002           2001
Federal income taxes:
   Current                                                                             $10,056        $11,383       $ 8,098
   Deferred                                                                              3,870          1,851        (4,763)
                                                                                       -------        -------       -------
                                                                                        13,926         13,234         3,335
State income taxes-current                                                               1,360          1,068         1,350
                                                                                       -------        -------       -------
Income tax expense                                                                     $15,286        $14,302       $ 4,685
                                                                                       =======        =======       =======

Income tax expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

(Thousands)                                                 2003                      2002                      2001
                                                   Provision     Rate         Provision    Rate         Provision     Rate
Federal income taxes based on the statutory rate   $16,175         35.0%    $14,467          35.0%       $4,445        35.0%
Tax-excluded interest and dividend income             (803)        (1.7)       (230)         (0.6)         (258)       (2.0)
State tax, net of federal benefit                      884          1.9         694           1.7           878         6.9
Other, net                                            (970)        (2.1)       (629)         (1.5)         (380)       (3.0)
                                                   -------         ----     -------          ----        ------        ----
Total income taxes                                 $15,286         33.1%    $14,302          34.6%       $4,685        36.9%
                                                   =======         ====     =======          ====        ======        ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2003, IDS Life of New York had a policyholders' surplus account balance of $798 thousand. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if IDS Life of New York is liquidated. Deferred income tax liabilities related to the policyholders' surplus account of $279 thousand have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31 are as follows:

(Thousands)                                                                                             2003           2002
Deferred income tax assets:
   Policy reserves                                                                                    $33,834       $28,533
   Investments                                                                                         12,388        16,334
                                                                                                      -------       -------
Total deferred income tax assets                                                                       46,222        44,867
                                                                                                      -------       -------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   53,251        48,027
   Net unrealized gains, Available-for-Sale securities                                                 16,819        18,925
                                                                                                      -------       -------
Total deferred income tax liabilities                                                                  70,070        66,952
                                                                                                      -------       -------
Net deferred income tax liability                                                                     $23,848       $22,085
                                                                                                      =======       =======

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life of New York will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to IDS Life of New York's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $166.4 million, and $160.6 million as of December 31, 2003 and 2002, respectively (see Note 4 with respect to the income tax effect of certain distributions and Note 10 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that IDS Life of New York uses to prepare its statutory-basis financial statements. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002, the state of New York further adopted additional provisions of the revised manual. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5.1 million.

6. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $30 thousand, $30 thousand, and $26 thousand in 2003, 2002, and 2001, respectively.

IDS Life of New York also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002, and 2001 were $145 thousand, $127 thousand, and $48 thousand, respectively.

IDS Life of New York participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2003, 2002 and 2001 were $nil.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2003, 2002, and 2001, which are calculated on the basis of commission earnings of the individual financial advisors, were $468 thousand, $199 thousand, and $199 thousand, respectively. Such costs are included in deferred policy acquisition costs.

IDS Life of New York maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2003, 2002, and 2001 were $nil. Such costs are included in deferred policy acquisition costs.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $17.6 million, $23.2 million, and $19.9 million, for 2003, 2002, and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are payables of $1.2 million and $2.2 million respectively, to IDS Life for federal income taxes.

7. LINES OF CREDIT

IDS Life of New York has an available line of credit with AEFC of $25 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

At December 31, 2003 and 2002, traditional life insurance and universal life-type insurance in force aggregated $7.5 billion and $7.0 billion respectively, of which $1.9 billion and $1.1 billion were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6.3 million, $6.6 million, and $2.6 million for the years ended December 31, 2003, 2002, and 2001, respectively. Recoveries from reinsurers other than IDS Life amounted to $131 thousand, $511 thousand, and $924 thousand for the years ended December 31, 2003, 2002, and 2001, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligations to policyholders.

IDS Life of New York has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $144.5 million and $163.5 million at December 31, 2003 and 2002, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2003, 2002, and 2001, and a decrease in liabilities for future policy benefits related to this agreement of $1 million for each of the years ended December 31, 2003, 2002 and 2001.

At December 31, 2003, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 3).

IDS Life of New York is involved in a number of legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

IDS Life of New York discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. The fair value of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future values. Management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                    2003                       2002
(Thousands)                                                              Carrying      Fair         Carrying      Fair
Financial Assets                                                          amount       value         amount       value
Available-for-Sale securities:
Fixed maturities                                                        $1,342,994   $1,342,994   $1,256,986   $1,256,986
   Common stocks                                                                 8            8           --           --
Mortgage loans on real estate                                              158,581      166,091      112,239      124,228
Cash and cash equivalents                                                   13,615       13,615       24,106       24,106
Separate account assets                                                  1,443,767    1,443,767    1,136,859    1,136,859
Financial Liabilities
Future policy benefits for fixed annuities                              $  971,122   $  932,821   $  859,659   $  831,393
Separate account liabilities                                             1,246,413    1,201,081      990,689      949,785

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $98.4 million and $95.8 million, respectively, and policy loans of $4.5 million and $5.0 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $197.4 million and $146.2 million, respectively.

10. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2003          2002          2001
Net income, per accompanying financial statements                                     $ 30,928       $ 27,033      $  8,016
Deferred policy acquisition costs                                                      (16,185)       (14,624)       (9,584)
Adjustments of future policy benefit liabilities                                         5,849          8,845        (3,064)
Deferred income tax expense (benefit)                                                    3,870          1,851        (4,763)
Provision (reduction) for losses on investments                                            341            352        (1,314)
Interest maintenance reserves gain/loss transfer and amortization                       (5,343)        (2,178)        5,797
Adjustment to separate account reserves                                                  6,779         (7,940)       (3,636)
Other, net                                                                                (944)          (286)          552
                                                                                      --------       --------     ---------
Statutory-basis net income (loss)                                                     $ 25,295       $ 13,053     $  (7,996)
                                                                                      ========       ========     =========

(Thousands)                                                                              2003          2002          2001
Stockholder's equity, per accompanying financial statements                          $ 367,065      $ 360,049     $ 316,463
Deferred policy acquisition costs                                                     (184,357)      (168,371)     (155,996)
Adjustments of future policy benefit liabilities                                        31,857         21,826         6,165
Deferred income tax liabilities                                                         59,129         58,381         3,782
Asset valuation reserve                                                                 (7,349)        (8,112)      (11,195)
Adjustments of separate account liabilities                                             56,516         49,737        57,677
Adjustments of investments to amortized cost                                           (52,048)       (57,035)       (7,094)
Premiums due, deferred and in advance                                                    1,187          1,317         1,383
Deferred revenue liability                                                               4,584          4,901         5,102
Reserves for mortgage loan losses                                                        1,498          1,157           805
Non-admitted assets                                                                    (32,265)       (31,642)       (2,772)
Interest maintenance reserve                                                            (5,007)           337         2,515
Other, net                                                                             (22,161)       (19,644)      (12,911)
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 218,649      $ 212,901     $ 203,924
                                                                                     =========      =========     =========

                                                                  S-6337 A(4/04)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

(b)       Not applicable.

(c)(1) Form of Explanation of New York Sales Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(3)    Form of Personal Financial Planner's Agreement with IDS Life
          Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(4) Form of Field Trainer's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated herein by reference.

(c)(5) Form of District Manager's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated herein by reference.

(c)(6) Form of New York District Manager - Insurance Rider to Personal Financial Planner Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(7) Form of Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated herein by reference.

(c)(8) Form of New York Division Manager - Insurance Rider to Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(9) Form of Field President Agreement with American Express Financial Advisors Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(10) Form of Recruiting and Training Manager License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(11) Form of Group Vice President Agreement with American Express Financial Advisors Inc filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(12) Form of IDS Paraplanner License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed electronically as an Exhibit to the Original Registration Statement on Form S-6 (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant's Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company of New York, dated July 23, 1957 filed as an Exhibit to Registrant's Form N-8B-2 (File No. 811-05213) as Amendment No. 3 to the Registration Statement is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company of New York filed as an Exhibit to Registrant's Form N-8B-2 (File No. 811-05213) as Amendment No. 3 to the Registration Statement is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(1)   Copy of Participation Agreement dated October 7, 1996 between IDS
         Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(h)(3) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(5)   Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7)   Copy of Participation Agreement among Variable Insurance Products
         Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
         Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8)   Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
         8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as
         Exhibit 8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select-New York are filed electronically herewith.

(n)(1) Consent of Independent Auditors for Succession Select-NY dated April 26, 2004 is filed electronically herewith.

(o)(1)   Not applicable.

(p)(1)   Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as an Exhibit to Registrant's Form S-6 with Original Registration Statement, File No. 333-42257 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 15, 2004 is filed electronically herewith.


Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)


Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                                                                Vice President and Treasurer


Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                                                                Director

Lorraine R. Hart                      53643 AXP Financial Center                Vice President - Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director and Vice President - Third
                                      Minneapolis, MN  55474                    Party Distribution

Michelle M. Keeley                                                              Vice President - Investments

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Eric L. Marhoun                       50605 AXP Financial Center                General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                                                                Controller


Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                                                                Vice President - Investments

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarnjan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 28th day of April, 2004.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/ Timothy V. Bechtold*
                            -------------------------
                                Timothy V.Bechtold
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Carol A. Holton*                  Director and Vice President - Third Party
-----------------------------          Distribution
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Jeryl A. Millner*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     Jeryl A. Millner                  (Principal Accounting Officer)

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi                Director
-----------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
-----------------------------
     Steven P. Norman

/s/  Richard M. Starr*                 Director
-----------------------------
     Richard M. Starr

/s/  Michael R. Woodward               Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 15, 2004, filed electronically herewith as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 10, by:



/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko